UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21294

MUNDER SERIES TRUST

(Exact name of registrant as specified in charter)
480 PIERCE STREET
BIRMINGHAM, MICHIGAN 48009

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

STEPHEN SHENKENBERG	JANE KANTER
480 PIERCE STREET	DECHERT LLP
BIRMINGHAM, MICHIGAN 48009	1775 I STREET, N.W.
WASHINGTON, D.C. 20006
Registrant’s telephone number, including area code: (248) 647-9200
Date of fiscal year end: June 30
Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.
POI-Institutional Money Market Fund
POI-Liquidity Money Market Fund
POI-Munder Asset Allocation Fund — Balanced
POI-Munder Bond Fund
POI-Munder Cash Investment Fund
POI-Munder Energy Fund
POI-Munder Index 500 Fund
POI-Munder Intermediate Bond Fund
POI-Munder International Bond Fund
POI-Munder International Equity Fund
POI-Munder International Fund —Core Equity
POI-Munder International Small-Mid Cap Fund
POI-Munder Internet Fund
POI-Munder Large-Cap Growth Fund
POI-Munder Large-Cap Value Fund
POI-Munder Micro-Cap Equity Fund
POI-Munder Mid-Cap Core Growth Fund
POI-Munder Mid-Cap Value Fund
POI-Munder Real Estate Equity Investment Fund
POI-Munder S&P MidCap Index Equity Fund
POI-Munder S&P SmallCap Index Equity Fund
POI-Munder Small-Cap Value Fund
POI-Munder Small-Mid Cap Fund
POI-Munder Tax-Free Money Market Fund
POI-Munder Tax-Free Short & Intermediate Bond Fund
POI-Munder Technology Fund
Item 2. Controls and Procedures.
Item 3. Exhibits.
SIGNATURES
Exhibit Index
Certifications Required by Rule 30a-2(a) under the Investment Company Act of 1940

Item 1. Schedule of Investments.
All Munder Funds, except Munder @Vantage Fund and Munder Healthcare Fund.

Institutional Money Market Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Principal
Amount		Value(b),(l)

CERTIFICATES OF DEPOSIT — 6.1%
$30,000,000	Bank of Tokyo — Mitsubishi Limited, YNK, 5.730% due 10/15/2007	$30,000,000
25,000,000	Natixis Bank, YNK, 5.400% due 06/11/2008	25,000,000
25,000,000	Rabobank Nederland, YNK, 4.900% due 12/27/2007	25,000,000
25,000,000	Washington Mutual, Inc., 5.320% due 11/16/2007	25,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $105,000,000)		105,000,000

COMMERCIAL PAPER — 56.3%
25,000,000	Amsterdam Funding Corporation, 6.100% due 10/17/2007 (d)	24,932,222
25,000,000	ANZ National Bank, YNK, 5.250% due 10/01/2007 (d)	25,000,000
25,000,000	Barton Capital LLC, 5.100% due 11/05/2007 (d)	24,876,042
25,000,000	BNP Paribas, YNK, 5.160% due 01/18/2008 (d)	24,609,417
25,000,000	Charta LLC, 5.100% due 11/07/2007 (d)	24,868,958
25,000,000	CRC Funding LLC: 5.340% due 10/05/2007 (d)	24,985,167
25,000,000	6.220% due 10/11/2007 (d)	24,956,805
25,000,000	Crown Point Capital Company, LLC, 5.240% due 10/09/2007 (d)	24,970,889
25,000,000	DaimlerChrysler NA Holding Corporation, 5.150% due 11/06/2007 (d)	24,871,250
25,000,000	Dexia Delaware LLC, 5.060% due 11/07/2007 (d)	24,869,986
25,000,000	Falcon Asset Securitization Company LLC, 5.200% due 10/24/2007 (d)	24,916,944
25,000,000	Fcar Owner Trust, Series II, 5.180% due 12/17/2007 (d)	24,723,014
25,000,000	Golden Funding Corporation, 6.100% due 10/05/2007 (d)	24,983,055
25,000,000	Grampian Funding LLC, 5.235% due 10/18/2007 (d)	24,938,198
25,000,000	Greenwich Capital Holdings, Inc., 5.713% due 12/17/2007 (e)	25,000,000

1

25,000,000	HBOS Treasury Services plc, YNK, 5.520% due 12/19/2007 (d)	24,697,167
25,000,000	ING U.S. Funding Corporation, 4.960% due 11/27/2007 (d)	24,803,667
25,000,000	International Lease Finance Corporation, 4.770% due 10/22/2007 (d)	24,930,437
25,000,000	Intesa Funding, 5.590% due 10/04/2007 (d)	24,988,354
25,000,000	Jupiter Securitization Corporation, 5.200% due 10/29/2007 (d)	24,898,889
25,000,000	Lexington Parker Capital Company, LLC, 6.350% due 10/15/2007 (d)	24,938,264
25,000,000	Liberty Street Funding Corporation, 5.250% due 10/23/2007 (d)	24,919,792
25,000,000	Macquarie Bank Limited, YNK, 5.350% due 07/11/2008 (e)	25,000,000
25,000,000	Mane Funding Corporation, 5.150% due 10/19/2007 (d)	24,935,625
25,000,000	Mitsubishi International Corporation, 5.010% due 10/31/2007 (d)	24,895,625
25,000,000	Mont Blanc Capital Corp., 5.250% due 10/23/2007 (d)	24,919,792
25,000,000	Nestle Capital, 5.300% due 11/16/2007 (d)	24,830,694
	New Center Asset Trust:
30,000,000	5.300% due 10/01/2007 (d)	30,000,000
25,000,000	6.130% due 12/13/2007 (d)	24,689,243
25,000,000	Ranger Funding Company LLC, 5.150% due 10/24/2007 (d)	24,917,743
25,000,000	Skandinaviska Enskilda Banken AB, YNK, 5.030% due 01/22/2008 (d)	24,605,285
25,000,000	Thames Asset Global Securities, 5.200% due 10/22/2007 (d)	24,924,167
25,000,000	Thunder Bay Funding, LLC, 5.630% due 10/26/2007 (d)	24,902,257
25,000,000	Toronto Dominion Holdings, 5.070% due 12/10/2007 (d)	24,753,542
	UBS Finance (Delaware) LLC, YNK:
25,000,000	5.335% due 11/21/2007 (d)	24,811,052
20,000,000	5.410% due 01/14/2008 (d)	19,684,417
25,000,000	Variable Funding Capital Corporation, 6.050% due 10/10/2007 (d)	24,962,187
25,000,000	Victory Receivables Corporation, 5.250% due 10/17/2007 (d)	24,941,667
25,000,000	Yorktown Capital, LLC, 5.100% due 10/05/2007 (d)	24,985,833

TOTAL COMMERCIAL PAPER
(Cost $970,437,646)		970,437,646

2

CORPORATE BONDS AND NOTES — 14.2%
25,000,000	American Honda Finance Corp., MTN, 5.846% due 09/18/2008 (e)	25,000,000
25,000,000	Bank of America, NA, 5.320% due 11/07/2007 (d)	25,000,000
25,000,000	CC USA, Inc., MTN, 144A, 5.079% due 07/30/2008 (e),(f),(g),(h)	24,997,500
25,000,000	Fifth Third Bancorp, 144A, 5.136% due 11/21/2008 (e),(f),(g),(h)	25,000,000
25,000,000	K2 USA LLC, MTN, 144A, 5.163% due 06/25/2008 (e),(f),(g),(h)	25,000,000
25,000,000	MBIA Global Funding LLC, 144A, 5.320% due 01/10/2008 (e),(f),(g),(h)	25,000,000
25,000,000	Merrill Lynch & Co., Inc., MTN, 5.126% due 08/22/2008 (e)	25,000,000
25,000,000	Sigma Finance Inc., MTN, 144A, 5.420% due 08/05/2008 (d),(f),(g),(h)	25,000,000
25,000,000	Tango Finance Corp., MTN, 144A, 5.760% due 05/14/2008 (e),(f),(g),(h)	24,998,456
20,000,000	Wells Fargo Bank NA, MTN, 5.694% due 11/17/2008 (e)	20,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $244,995,956)		244,995,956

FUNDING AGREEMENT — 1.4%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Company, 5.250% due 09/29/2008 (e),(i),(j)	25,000,000

REPURCHASE AGREEMENTS(c) — 20.4%
240,000,000	Agreement with Merrill Lynch & Co., Inc., 5.100% dated 09/28/2007, to be repurchased at $240,102,000 on 10/01/2007, collateralized by $240,000,000 FNMA, 5.500%-6.000% having maturities from 12/01/2022-09/01/2037 (value $247,204,254)	240,000,000
90,000,000	Agreement with Salomon Brothers Holdings, Inc., 5.080% dated 09/28/2007, to be repurchased at $90,038,100 on 10/01/2007, collateralized by $103,615,815 FNMA, 6.000% maturing 11/01/2036 (value $91,800,000)	90,000,000

3

21,993,000	Agreement with State Street Bank and Trust Company, 4.500% dated 09/28/2007, to be repurchased at $22,001,247 on 10/01/2007, collateralized by $22,180,000 US Treasury Note, 3.750%-4.500% having maturities from 05/15/2008-11/15/2010 (value $22,436,178)	21,993,000

TOTAL REPURCHASE AGREEMENTS
(Cost $351,993,000)		351,993,000

TOTAL INVESTMENTS
(Cost $1,697,426,602)(k)	98.4%	$1,697,426,602

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2007.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(i)	Security subject to restrictions on resale under the terms of the Funding Agreement.

4

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At September 30, 2007, this security represents $25,000,000, 1.5% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 5.250% due 09/29/2008	09/27/2007	$25,000,000

(k)	At September 30, 2007, aggregate cost for financial reporting purposes was $1,697,426,602.

(l)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.
ABBREVIATIONS:
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
YNK  — Yankee Security

5

Liquidity Money Market Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Principal
Amount		Value(b),(j)

CERTIFICATES OF DEPOSIT — 8.2%
$3,000,000	Bank of Tokyo — Mitsubishi Limited, YNK, 5.730% due 10/15/2007	$3,000,000
3,000,000	Natixis Bank, YNK, 5.400% due 06/11/2008	3,000,000
3,000,000	Rabobank Nederland, YNK, 4.900% due 12/27/2007	3,000,000
3,000,000	Washington Mutual, Inc., 5.320% due 11/16/2007	3,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $12,000,000)		12,000,000

COMMERCIAL PAPER — 61.3%
3,000,000	Amsterdam Funding Corporation, 6.400% due 10/09/2007 (d)	2,995,733
3,000,000	Barton Capital LLC, 6.050% due 10/12/2007 (d)	2,994,454
3,000,000	BNP Paribas, YNK, 5.160% due 01/18/2008 (d)	2,953,130
3,000,000	CAFCO LLC, 6.220% due 10/09/2007 (d)	2,995,853
3,000,000	Charta LLC, 5.100% due 11/07/2007 (d)	2,984,275
3,000,000	Ciesco, 6.250% due 10/09/2007 (d)	2,995,833
3,000,000	CRC Funding LLC, 6.220% due 10/10/2007 (d)	2,995,335
3,000,000	Crown Point Capital Company, LLC, 6.050% due 11/16/2007 (d)	2,976,808
3,000,000	DaimlerChrysler NA Holding Corporation, 5.150% due 11/06/2007 (d)	2,984,550
3,000,000	Falcon Asset Securitization Company LLC, 5.200% due 10/24/2007 (d)	2,990,033
3,000,000	Fcar Owner Trust, Series II, 5.150% due 12/04/2007 (d)	2,972,534
3,000,000	Grampian Funding LLC, 5.235% due 10/18/2007 (d)	2,992,584
3,000,000	Greenwich Capital Holdings, Inc., 5.713% due 12/17/2007 (e)	3,000,000
3,000,000	HBOS Treasury Services plc, YNK, 5.520% due 12/19/2007 (d)	2,963,660
3,000,000	ING U.S. Funding Corporation, 4.960% due 11/27/2007 (d)	2,976,440
3,000,000	International Lease Finance Corporation, 4.770% due 10/23/2007 (d)	2,991,255

1

3,000,000	Intesa Funding, 5.590% due 10/04/2007 (d)	2,998,603
3,000,000	Lexington Parker Capital Company, LLC, 5.260% due 10/05/2007 (d)	2,998,247
3,000,000	Liberty Street Funding Corporation, 5.180% due 12/27/2007 (d)	2,962,445
3,000,000	Macquarie Bank Limited, YNK, 5.350% due 07/11/2008 (e)	3,000,000
3,000,000	Mane Funding Corporation, 5.150% due 10/19/2007 (d)	2,992,275
3,000,000	Mont Blanc Capital Corp., 5.250% due 10/23/2007 (d)	2,990,375
3,000,000	Nestle Capital, 5.300% due 11/16/2007 (d)	2,979,683
3,000,000	Ranger Funding Company LLC, 5.150% due 10/24/2007 (d)	2,990,129
3,000,000	Skandinaviska Enskilda Banken AB, YNK, 5.030% due 01/22/2008 (d)	2,952,634
3,000,000	Societe Generale, YNK, 5.710% due 10/09/2007 (d)	2,996,194
3,000,000	Thunder Bay Funding, LLC, 5.700% due 12/14/2007 (d)	2,964,850
3,000,000	Toronto Dominion Holdings, 5.070% due 12/10/2007 (d)	2,970,425
3,000,000	UBS Finance (Delaware) LLC, YNK, 5.335% due 11/21/2007 (d)	2,977,326
3,000,000	Victory Receivables Corporation, 5.250% due 10/17/2007 (d)	2,993,000

TOTAL COMMERCIAL PAPER
(Cost $89,528,663)		89,528,663

CORPORATE BONDS AND NOTES — 16.4%
3,000,000	American Honda Finance Corp., MTN, 5.846% due 09/18/2008 (e)	3,000,000
3,000,000	Bank of America, NA, 5.320% due 11/07/2007 (d)	3,000,000
3,000,000	CC USA, Inc., MTN, 144A, 5.079% due 07/30/2008 (e),(f),(g),(h)	2,999,700
3,000,000	K2 USA LLC, MTN, 144A, 5.163% due 06/25/2008 (e),(f),(g),(h)	3,000,000
3,000,000	MBIA Global Funding LLC, 144A, 5.320% due 01/10/2008 (e),(f),(g),(h)	3,000,000
3,000,000	Merrill Lynch & Co., Inc., MTN, 5.126% due 08/22/2008 (e)	3,000,000
3,000,000	Sigma Finance Inc., MTN, 144A, 5.420% due 08/05/2008 (d),(f),(g),(h)	3,000,000
3,000,000	Tango Finance Corp., MTN, 144A, 5.760% due 05/14/2008 (e),(f),(g),(h)	2,999,815

TOTAL CORPORATE BONDS AND NOTES
(Cost $23,999,515)		23,999,515

2

REPURCHASE AGREEMENTS(c) — 14.8%
10,000,000	Agreement with Merrill Lynch & Co., Inc., 5.100% dated 09/28/2007, to be repurchased at $10,004,250 on 10/01/2007, collateralized by $10,260,000 FNMA, 6.000% maturing 09/01/2037 (value $10,300,015)	10,000,000
11,584,000	Agreement with State Street Bank and Trust Company, 4.500% dated 09/28/2007, to be repurchased at $11,588,344 on 10/01/2007, collateralized by $11,760,000 US Treasury Note, 4.625% maturing 02/29/2008 (value $11,818,800)	11,584,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,584,000)		21,584,000

TOTAL INVESTMENTS
(Cost $147,112,178)(i)	100.7%	$147,112,178

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2007.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(i)	At September 30, 2007, aggregate cost for financial reporting purposes was $147,112,178.

3

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.
ABBREVIATIONS:
FNMA — Federal National Mortgage Association
MTN — Medium Term Note
YNK  — Yankee Security

4

Munder Asset Allocation Fund — Balanced

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Shares		Value(b),(p)

COMMON STOCKS — 59.2%
Consumer Discretionary — 5.6%
Auto Components — 0.4%
1,100	Aisin Seik Co. Ltd.	$43,956
98	Compagnie Generale des Etablissements Michelin, B Shares	13,175
306	Continental AG	42,316
3,125	Johnson Controls, Inc. (d)	369,094
155	LEONI AG	9,458
445	Martinrea International Inc †	7,651
500	Nissin Kogyo Co. Ltd.	14,408
269	Nokian Renkaat OYJ	10,533
22	Rieter Holding AG	11,905
500	Tokai Rika Co. Ltd.	13,929
6,000	Xinyi Glass Holdings Ltd.	7,903

		544,328

Automobiles — 0.2%
676	Bayerische Motoren Werke AG	43,599
965	Fiat SpA	29,186
2,300	Toyota Motor Corporation (d)	135,759
500	Toyota Motor Corporation, ADR	58,430

		266,974

Distributors — 0.1%
300	ABC-Mart (d)	6,516
1,158	Inchcape Plc	9,975
2,700	LKQ Corporation †,(d)	93,987

		110,478

Diversified Consumer Services — 0.2%
540	BPP Holdings PLC	6,762
9,500	Service Corporation International (d)	122,550
2,900	Sotheby’s (d)	138,591

		267,903

Hotels, Restaurants & Leisure — 0.5%
4,110	Enterprise Inns Plc	49,782
427	Flight Centre Ltd.	8,222
5,000	McDonald’s Corporation	272,350
4,700	Penn National Gaming, Inc. †	277,394
60	Pierre & Vacances SA	8,326
104	Sodexho Alliance, SA	7,192
300	SOL MELIA S.A. (d)	5,651

1,207	The Restaurant Group plc	6,674
3,189	William Hill plc	41,986

		677,577

Household Durables — 0.8%
3,859	Barratt Developments PLC	59,058
225	Bellway PLC	4,746
2,500	Desarrolladora Homex S.A.B. de C.V., ADR †,(d)	138,750
160	Goldcrest Co. Ltd. (d)	7,355
297	Indesit Co. S.p.A.	5,120
1,600	Makita Corporation (d)	70,204
1,860	Mohawk Industries, Inc. †,(d)	151,218
104	Nexity	6,411
330	Persimmon PLC	6,509
45	SEB SA	8,374
4,275	Snap-on Incorporated	211,784
1,800	Sony Corporation (d)	87,285
3,775	Taylor Wimpey PLC	21,298
6,750	Tempur-Pedic International Inc. (d)	241,312
165	TomTom NV †	12,825

		1,032,249

Internet & Catalog Retail — 0.4%
1,000	N Brown Group PLC	5,565
2,725	NutriSystems, Inc. †,(d)	127,775
3,775	priceline.com Incorporated †,(d)	335,031

		468,371

Leisure Equipment & Products — 0.2%
4,970	Hasbro, Inc. (d)	138,564
2,000	Nikon Corp. (d)	68,776
583	Vitec Group plc	7,312

		214,652

Media — 1.2%
360	Astral Media Inc.	15,867
20,977	Comcast Corporation, Class A Special †,(d)	502,609
661	Daily Mail and General Trust Plc	8,520
4,025	Focus Media Holding Limited, ADR †,(d)	233,530
1,104	Informa plc	11,305
189	Ipsos	7,045
8,040	Omnicom Group Inc.	386,644
5,125	Shaw Communications, Inc., Class B	127,305
7,135	Time Warner Inc. (d)	130,999
2,863	Vivendi Universal, S.A.	120,842

		1,544,666

Multiline Retail — 0.5%
600	Izumi Co. Ltd. (d)	8,185
5,420	Kohl’s Corporation †	310,729

3,195	Marks & Spencer Group plc	40,235
4,550	Target Corporation (d)	289,243

		648,392

Specialty Retail — 0.6%
3,450	GameStop Corporation, Class A †	194,408
300	Gigas K’s Denki Corporation	6,542
7,625	Guess?, Inc. (d)	373,854
867	Halfords Group PLC	6,288
2,875	Jos. A. Bank Clothiers, Inc. †,(d)	96,083
5,050	Penske Automotive Group, Inc. (d)	102,212
1,100	Tiffany & Co.	57,585

		836,972

Textiles, Apparel & Luxury Goods — 0.5%
330	Gildan Activewear Inc. †,(e)	13,069
10,275	Gildan Activewear Inc. †,(e)	404,732
200	KoninklijkeTen Cate nv	8,125
1,400	Polo Ralph Lauren Corporation (d)	108,850
1,000	Sanyo Shokai Ltd.	7,357
298	Swatch Group Ltd.	97,776
2,100	Wolverine World Wide, Inc.	57,540

		697,449

Total Consumer Discretionary		7,310,011

Consumer Staples — 4.7%
Beverages — 1.6%
1,115	Britvic PLC	7,369
485	Carlsberg A/ S, B Shares	66,239
6,575	Central European Distribution Corporation †	315,008
3,782	Coca Cola Amatil Ltd.	30,204
3,600	Coca-Cola Company (The)	206,892
780	Coca-Cola Hellenic Bottling Co S.A.	45,046
4,250	Hansen Natural Corporation †,(d)	240,890
55	Hite Brewery Company Ltd.	7,692
1,546	InBev NV	140,119
45	Laurent-Perrier S.A.	7,379
13,735	PepsiCo, Inc.	1,006,226
1,749	SABMiller PLC	49,812

		2,122,876

Food & Staples Retailing — 1.1%
24,226	CVS Caremark Corporation	960,076
297	Delhaize Group	28,460
592	MARR S.p.A.	6,454
250	Metro Inc., A Shares	8,797
220	Sligro Food Group NV	10,017
7,139	Tesco PLC	64,158
300	Tsuruha Company Ltd.	10,029

3,350	United Natural Foods, Inc. †,(d)	91,187
5,025	Walgreen Co.	237,381

		1,416,559

Food Products — 0.6%
6,295	Archer-Daniels-Midland Company	208,238
11	Barry Callebaut AG	8,092
2,595	Dairy Crest Group PLC	33,396
4,880	General Mills, Inc.	283,089
4,100	Goodman Fielder Limited	9,386
1,224	Greencore Group PLC	7,959
69	Greggs plc	6,812
388	Nestle S.A.	174,296
83	Nutreco Holding N.V.	5,867
1,000	Toyo Suisan Kaisha Ltd.	18,805
305	Viscofan SA	7,115

		763,055

Household Products — 0.9%
16,375	Procter & Gamble Company (The)	1,151,817
1,344	Reckitt Benckiser PLC	78,975

		1,230,792

Personal Products — 0.5%
12,790	Herbalife Ltd.	581,433
205	Oriflame Cosmetics AB	12,439

		593,872

Tobacco — 0.0% #
841	British American Tobacco p.l.c.	30,147
5	Japan Tobacco Inc. (d)	27,467

		57,614

Total Consumer Staples		6,184,768

Energy — 6.3%
Energy Equipment & Services — 2.3%
60	Compagnie Generale de Geophysique-Veritas †,(d)	19,605
4,550	Core Laboratories N.V. †	579,625
729	Fugro NV	59,180
2,525	Grant Prideco, Inc. †	137,663
1,984	John Wood Group PLC	16,085
5,425	National Oilwell Varco, Inc. †	783,912
2,075	Oceaneering International, Inc. †	157,285
4,050	Oil States International, Inc. †	195,615
1,186	Petrofac Limited	11,150
4,850	Schlumberger Limited	509,250
4,650	Superior Energy Services, Inc. †,(d)	164,796

485	TGS-Nopec Gerophysical Co. ASA †	9,941
4,700	W-H Energy Services, Inc. †	346,625

		2,990,732

Oil, Gas & Consumable Fuels — 4.0%
5,060	Apache Corporation	455,704
1,650	Atlas America, Inc. (d)	85,189
8,490	BP p.l.c.	98,578
455	Burren Energy PLC	7,820
4,800	ConocoPhillips	421,296
297	Dana Petroleum plc †	7,061
4,000	DNO ASA †	8,310
2,960	ENI S.p.A.	109,699
19,260	Exxon Mobil Corporation	1,782,705
3,500	Frontier Oil Corporation (d)	145,740
544	Galp Energia, SGPS, S.A., B Shares	8,401
9,430	Marathon Oil Corporation	537,699
811	Neste Oil Oyj	29,686
10,390	Occidental Petroleum Corporation	665,791
470	OMV Aktiengesellschaft	31,385
3,225	Peabody Energy Corporation (d)	154,381
1,290	Repsol YPF, S.A.	46,079
605	Royal Dutch Shell PLC, A Shares	24,967
4,078	Royal Dutch Shell PLC, B Shares	167,873
3,750	Southwestern Energy Company †	156,937
1,219	Total S.A. (d)	99,114
2,750	Total S.A., ADR	222,832
420	Uranium One Inc. †	5,553

		5,272,800

Total Energy		8,263,532

Financials — 11.6%
Capital Markets — 1.5%
3,000	Affiliated Managers Group, Inc. †,(d)	382,530
1,183	Azimut Holding SpA (d)	18,218
6,013	Bank of New York Mellon Corporation	265,414
850	BlackRock, Inc. (d)	147,398
390	Canaccord Capital Inc.	7,442
582	Close Brothers Group plc	9,681
1,692	Credit Suisse Group	112,340
710	Deutsche Bank AG	91,503
3,150	Eaton Vance Corp. (d)	125,874
190	Julius Baer Holding Ltd.	14,206
9,785	Merrill Lynch & Co., Inc.	697,475
1,075	UBS AG	57,244
117	Vontobel Holding AG	5,994

		1,935,319

Commercial Banks — 2.6%
282	Aareal Bank AG	13,873
2,592	Allied Irish Banks, public limited company	62,833
473	Banca Popolare di Milano	6,988
1,000	Banco BPI SA	8,413
3,025	Banco Itau Holding Financeira S.A., ADR	153,126
285	Banco Pastor SA	4,722
3,473	Banco Santander S.A. (d)	67,500
570	Bankinter, SA (d)	8,217
5,304	Barclays PLC	64,624
1,150	BNP Paribas	125,841
310	Canadian Western Bank	8,883
5,000	Chiba Bank Ltd. (d)	38,654
1,300	City National Corporation (d)	90,363
2,026	Commonwealth Bank of Australia	101,376
5,675	Credicorp Ltd.	384,197
721	Credito Emiliano S.p.A.	9,890
270	Daegu Bank	5,001
1,630	Danske Bank A/ S	66,177
5,000	DBS Group Holdings Ltd.	72,703
2,560	DnB NOR ASA	39,270
7,176	HBOS plc	134,268
1,950	HDFC Bank Limited, ADR	208,903
606	KBC Groep NV	83,371
4,450	Marshall & Ilsley Corporation (d)	194,777
471	National Bank of Greece S.A.	30,022
3,425	Nordea Bank AB	59,687
1,550	PNC Financial Services Group, Inc.	105,555
662	Pusan Bank	12,152
2,875	Skandinaviska Enskilda Banken AB, A Shares	93,467
498	Societe Generale	83,567
1,000	Suruga Bank Ltd.	12,214
145	Sydbank A/S	6,310
12,230	The Royal Bank of Scotland Group plc	131,368
6,000	The Sumitomo Trust and Banking Co., Ltd. (d)	45,392
1,125	Unibanco-Uniao de Bancos Brasileiros SA, GDR	147,994
3,539	UniCredito Italiano S.p.a	30,279
4,210	Wachovia Corporation (d)	211,131
1,275	Wells Fargo & Company (d)	45,416
500	Wing Hang Bank Limited	5,750
6,170	Zions Bancorporation (d)	423,694

		3,397,968

Consumer Finance — 0.4%
3,950	American Express Company	234,511
3,650	Cash America International, Inc. (d)	137,240

1,228	Cattles PLC	8,769
320	ORIX Corporation	72,990

		453,510

Diversified Financial Services — 3.8%
430	Babcock & Brown Ltd.	10,482
26,490	Bank of America Corporation	1,331,652
215	Bolsas y Mercados Espanoles SA	13,348
2,993	Challenger Financial Services Group Ltd. (d)	16,466
9,300	CIT Group Inc.	373,860
29,913	Citigroup Inc.	1,396,040
184	Deutsche Boerse AG	25,057
3,338	ING Groep N.V.	148,173
600	IntercontinentalExchange, Inc. †,(d)	91,140
24,715	JPMorgan Chase & Co.	1,132,441
17,596	KKR Financial Corp. (d)	296,493
3,100	The Nasdaq Stock Market, Inc. †	116,808

		4,951,960

Insurance — 2.8%
6,900	ACE Limited	417,933
12,120	American International Group, Inc.	819,918
1,541	Amlin PLC	10,389
2,880	Arch Capital Group Ltd. †	214,301
642	Assicurazioni Generali S.p.A	28,251
4,950	Aviva plc	74,540
9,300	Axis Capital Holdings Limited (d)	361,863
431	Baloise-Holding	43,609
1,974	Beazley Group PLC	7,391
160	CNP Assurances	20,467
3,250	Delphi Financial Group, Inc.	131,365
120	Euler Hermes SA	15,994
196	Fondiaria-SAI S.p.A.	9,203
133	Hannover Rueckversicherung AG	6,748
4,540	Hartford Financial Services Group, Inc.	420,177
5,475	Manulife Financial Corporation	225,898
5,315	Mapfre SA (d)	24,025
6,310	MetLife, Inc.	439,996
1,183	MILANO ASSICURAZIONI S.p.A. (d)	9,902
200	Northbridge Financial Corporation	7,018
1,559	QBE Insurance Group Limited	46,758
4,850	Security Capital Assurance Ltd. (d)	110,774
1,105	Swiss Reinsurance Company	98,423
390	Zurich Financial Services	116,992

		3,661,935

Real Estate Investment Trusts (REITs) — 0.1%
4,250	Abacus Group Holdings Limited	7,241
2,900	LaSalle Hotel Properties (d)	122,032
2,900	Newcastle Investment Corp. (d)	51,098

		180,371

Real Estate Management & Development — 0.4%
11,825	CB Richard Ellis Group, Inc. †,(d)	329,208
300	Joint Corporation (d)	8,018
58	Kenedix Inc. (d)	100,988
110	Pirelli & C Real Estate SpA	5,623
982	Savills PLC	7,379
9,000	The Wharf (Holdings) Limited	44,341
2,000	Tokyo Tatemono Co. Ltd.	25,508
500	Urban Corporation (d)	8,110
436	Vivacon AG (d)	11,346
4,000	Wing Tai Holdings Limited (d)	10,394

		550,915

Thrifts & Mortgage Finance — 0.0% #
200	Atrium Co. Ltd.	5,502
272	Hypo Real Estate Holding AG (d)	15,468

		20,970

Total Financials		15,152,948

Health Care — 5.9%
Biotechnology — 0.6%
430	Actelion Ltd. †	23,822
5,900	BioMarin Pharmaceutical Inc. †,(d)	146,910
3,000	Celgene Corporation †,(d)	213,930
1,625	Genentech, Inc. †	126,782
5,225	Gilead Sciences, Inc. †	213,546
1,350	Vertex Pharmaceuticals Incorporated †,(d)	51,854

		776,844

Health Care Equipment & Supplies — 0.7%
136	Cochlear Ltd.	9,408
320	Getinge AB	7,746
200	Hogy Medical Co. Ltd.	9,420
6,900	Hologic, Inc. †,(d)	420,900
2,175	Kinetic Concepts, Inc. †,(d)	122,409
2,300	Medtronic, Inc.	129,743
1,000	Olympus Corporation	41,092
79	Omega Pharma NV	6,928
1,250	Stryker Corporation	85,950
3,000	West Pharmaceutical Services, Inc. (d)	124,980

		958,576

Health Care Providers & Services — 2.0%
3,025	Coventry Health Care, Inc. †	188,185
6,275	Express Scripts, Inc. †	350,270
19	Galenica AG	8,119
4,775	Humana, Inc. †	333,677
5,950	Laboratory Corporation of America Holdings †,(d)	465,468
1,150	LCA-Vision, Inc. (d)	33,799
3,500	McKesson Corporation	205,765
7,725	Psychiatric Solutions, Inc. †,(d)	303,438
400	Toho Pharmaceutical Co. Ltd. (d)	6,878
1,073	UnitedHealth Group Incorporated	51,965
6,350	VCA Antech, Inc. †	265,113
3,125	WellCare Health Plans Inc. †,(d)	329,469

		2,542,146

Life Sciences Tools & Services — 0.2%
400	Techne Corporation †	25,232
4,175	Thermo Fisher Scientific Inc. †,(d)	240,981

		266,213

Pharmaceuticals — 2.4%
13,885	Abbott Laboratories	744,514
705	AstraZeneca PLC	35,325
340	Axcan Pharma Inc. †	7,025
1,890	GlaxoSmithKline plc	50,154
300	Hisamitsu Pharmaceutical Company Inc. (d)	8,149
174	Ipsen SA	10,036
8,655	Johnson & Johnson	568,633
7,845	Merck & Co., Inc.	405,508
344	Merck KGaA	41,499
7,710	Pfizer Inc.	188,355
971	Recordati S.p.A.	9,180
660	Roche Holding AG	119,670
1,000	Sanofi-Aventis	84,673
8,350	Schering-Plough Corporation	264,110
165	Stada Arzneimittel AG	10,759
1,400	Takeda Pharmaceutical Company Limited (d)	98,481
7,180	Teva Pharmaceutical Industries Limited, ADR	319,295
3,090	Wyeth	137,660

		3,103,026

Total Health Care		7,646,805

Industrials — 8.8%
Aerospace & Defense — 1.4%
4,250	Boeing Company (The)	446,207
294	Chemring Group Plc	10,858
750	L-3 Communications Holdings, Inc.	76,605
730	MTU Aero Engines Holding AG	44,448
2,700	Precision Castparts Corp.	399,546

1,800	Triumph Group, Inc.	151,623
8,820	United Technologies Corporation	709,834

		1,839,121

Air Freight & Logistics — 0.0% #
200	Kintetsu World Express Inc.	6,843

Airlines — 0.1%
995	Air France-KLM	36,563
9,535	British Airways PLC †	74,767
13,000	Cathay Pacific Airways Ltd.	35,536
630	Westjet Airlines Ltd †	10,932

		157,798

Building Products — 0.0% #
2,000	Nitto Boseki Co. Ltd.	5,798

Commercial Services & Supplies — 0.9%
300	Asahi Pretec Corporation (d)	9,794
4,500	Corrections Corporation of America †	117,765
1,907	De La Rue PLC	28,483
3,000	IHS Inc., Class A †,(d)	169,470
13,900	Interface, Inc., Class A	250,895
1,700	Manpower Inc.	109,395
1,430	Michael Page International Plc	12,069
6,350	Mobile Mini, Inc. †,(d)	153,416
2,715	Regus Group PLC	6,832
850	Ritchie Bros. Auctioneers Incorporated	55,335
3,450	Stericycle, Inc. †	197,202
747	Sthree PLC	4,478

		1,115,134

Construction & Engineering — 0.5%
1,264	ACS, Actividades de Construccion y Servicios, S.A.	69,753
1,000	COMSYS Holdings Corp.	10,969
7,500	EMCOR Group, Inc. †	235,200
104	Fomento de Construcciones y Contratas SA (d)	8,416
2,287	GallifordTry plc	6,878
45	GS Engineering and Construction Corp.	7,818
100	Imtech NV	8,216
895	Interserve PLC	8,707
3,025	Jacobs Engineering Group Inc. †	228,630
230	Kier Group Plc	8,597
237	Koninklijke BAM Groep nv	6,316
1,000	Kyowa Exeo Corporation	10,491
250	Morgan Sindall PLC	8,005
385	NCC AB	9,649
170	Obrascon Huarte Lain SA	6,366
1,029	VINCI	80,394

		714,405

Electrical Equipment — 1.2%
16,625	ABB Ltd., ADR	436,074
2,150	Acuity Brands, Inc.	108,532
50	ALSTOM	10,165
200	Chiyoda Integre Co.	4,301
3,900	Cooper Industries, Ltd., Class A (d)	199,251
7,600	General Cable Corporation †,(d)	510,112
8,100	GrafTech International Ltd. †	150,389
2,000	Mitsubishi Electric Corporation (d)	25,073
85	Nexans	13,981
205	Schneider Electric SA	25,900
1,800	Sumitomo Electric Industries Ltd. (d)	28,677
212	Zumtobel AG	8,071

		1,520,526

Industrial Conglomerates — 1.4%
921	Cookson Group plc	14,378
33,620	General Electric Company (d)	1,391,868
6,100	McDermott International, Inc. †	329,888
4,715	Orkla ASA	84,220

		1,820,354

Machinery — 2.8%
545	Aalberts Industries NV	12,994
4,600	AB Volvo	80,128
470	Aker Yards ASA	5,536
180	Alfa Laval AB	11,578
165	Andritz AG	11,399
9,550	Barnes Group Inc. (d)	304,836
706	Charter plc †	17,088
8,990	Danaher Corporation (d)	743,563
2,200	Deere & Company	326,524
3,750	Eaton Corporation	371,400
20	Georg Fischer AG	13,769
315	Haulotte Group	11,881
300	Hitachi Construction Machinery Co., Ltd. (d)	11,988
70	Hyundai Mipo Dockyard Company Ltd.	24,093
3,900	Komatsu Ltd. (d)	131,058
1,570	Konecranes Oyj	63,155
1,000	Makino Milling Machine Co., Ltd.	10,552
638	MAN AG	92,841
465	Metso Oyj	32,026
300	Mori Seiki Co. Ltd. (d)	7,757
3,350	Oshkosh Truck Corporation (d)	207,599
1,790	PACCAR Inc.	152,597
1,200	RBC Bearings Incorporated †	46,020
2,275	Sandvik AB	48,807
200	Takeuchi Manufacturing Co. Ltd.	11,457
3,700	Terex Corporation †	329,374

5,375	The Manitowoc Company, Inc.	238,005
1,255	The Morgan Crucible Company plc	7,613
250	Trelleborg AB, B Shares	5,897
130	Wartsila Corporation, B Shares	8,907
7,840	Westinghouse Air Brake Technologies Corporation	293,686

		3,634,128

Marine — 0.1%
5,100	American Commercial Lines Inc. †,(d)	121,023
34	Korea Line Corporation	8,507
4,000	Mitsui O.S.K. Lines Ltd. (d)	64,807

		194,337

Road & Rail — 0.2%
2,682	Firstgroup Plc	37,781
2,500	Landstar System, Inc.	104,925
2,950	Old Dominion Freight Line, Inc. †,(d)	70,711

		213,417

Trading Companies & Distributors — 0.2%
1,395	Coates Hire Limited	7,489
712	Grafton Group PLC	7,960
2,000	Mitsubishi Corp. (d)	63,379
3,000	Mitsui & Co. Ltd. (d)	72,868
3,300	Rush Enterprises, Inc., Class A †,(d)	83,655
340	Speedy Hire PLC	7,534

		242,885

Total Industrials		11,464,746

Information Technology — 8.3%
Communications Equipment — 1.2%
19,075	Cisco Systems, Inc. †	631,573
10,295	CommScope, Inc. †,(d)	517,221
1,000	Hitachi Kokusai Electric Inc.	12,493
2,850	NICE-Systems Ltd., ADR †	102,144
3,210	Nokia OYJ	122,031
3,850	QUALCOMM Incorporated	162,701
465	TANDBERG asa	11,191

		1,559,354

Computers & Peripherals — 1.5%
4,425	Apple Inc. †	679,414
15,230	Hewlett-Packard Company	758,302
2,950	International Business Machines Corporation (d)	347,510
5,550	Logitech International S.A., ADR †,(d)	164,003
300	Mitsumi Electric Co. Ltd.	12,249
90	WINCOR NIXDORF AG	7,443

		1,968,921

Electronic Equipment & Instruments — 0.8%
8,830	Amphenol Corporation, Class A	351,081
1,800	Anixter International Inc. †,(d)	148,410
5,250	Avnet, Inc. †	209,265
2,350	Itron, Inc. †,(d)	218,714
230	Kudelski S.A. (d)	6,503
100	Nihon Dempa Kogyo Company Ltd.	6,233
1,000	Nippon Chemi-Con Corporation	8,863
500	TDK Corp.	43,878

		992,947

Information Technology Services — 1.1%
5,880	Accenture Ltd., Class A	236,670
757	Cap Gemini S.A.	46,654
6,925	Cognizant Technology Solutions Corporation, Class A †,(d)	552,407
762	Computershare Ltd.	6,281
1,400	Ementor ASA †	12,672
108	Groupe Steria SCA	5,466
8,175	Satyam Computer Services Ltd., ADR (d)	211,651
9,600	VeriFone Holdings, Inc. †,(d)	425,568

		1,497,369

Internet Software & Services — 0.7%
1,450	Akamai Technologies, Inc. †,(d)	41,659
3,650	DealerTrack Holdings, Inc. †	152,862
950	Google Inc., Class A †	538,906
6,550	j2 Global Communications, Inc. †,(d)	214,382

		947,809

Office Electronics — 0.1%
1,600	Canon Inc.	87,337

Semiconductors & Semiconductor Equipment — 1.6%
314	ASM International NV	8,964
1,735	ASML Holding N.V. †	57,521
8,123	Diodes Incorporated †,(d)	260,748
100	Disco Corporation	5,580
4,700	FormFactor, Inc. †,(d)	208,539
20,160	Intel Corporation	521,338
424	Jusung Engineering Company Ltd. †	12,462
2,675	Lam Research Corporation †,(d)	142,471
7,785	MEMC Electronic Materials, Inc. †,(d)	458,225
443	Simm Tech Co. Ltd.	4,986
1,800	Sumco Corp.	73,338
1,804	Taiwan Semiconductor Manufacturing Company Limited, ADR	18,257
5,400	Texas Instruments Incorporated	197,586

600	Tokyo Electron Ltd. (d)	38,027
1,750	Varian Semiconductor Equipment Associates, Inc. †	93,660

		2,101,702

Software — 1.3%
149	Business Objects S.A. †	6,650
5,920	McAfee, Inc. †	206,430
18,440	Microsoft Corporation	543,243
1,600	NAVTEQ Corporation †,(d)	124,752
100	Nintendo Co. Ltd.	52,061
600	NSD CO. LTD.	9,496
30,795	Oracle Corporation †	666,712
135	Software AG	12,675
3,500	VASCO Data Security International, Inc. †,(d)	123,585

		1,745,604

Total Information Technology		10,901,043

Materials — 3.2%
Chemicals — 1.5%
3,700	Airgas, Inc.	191,031
533	BASF Aktiengesellschaft	73,723
3,005	BASF Aktiengesellschaft, ADR	413,263
1,000	Chugoku Marine Paints Ltd.	12,963
601	Croda International Plc	7,870
1,100	FMC Corporation	57,222
85	Honam Petrochemical Corp.	14,024
285	Incitec Pivot Limited (d)	21,633
1,060	Koninklijke DSM nv (d)	57,211
2,800	Koppers Holdings Inc.	108,108
220	Lanxess AG	10,440
5,100	Nalco Holding Company	151,137
3,710	PPG Industries, Inc.	280,290
4,325	Praxair, Inc.	362,262
150	Rhodia †,(d)	5,459
7	Sika AG	13,636
2,650	Syngenta AG, ADR	114,824
2,000	Tosoh Corp. (d)	12,972
2,000	Ube Industries Ltd.	7,087
85	Umicore	20,314

		1,935,469

Construction Materials — 0.1%
674	Cementir-Cementerie del Tirreno S.p.A.	6,814
55	Ciments Francais S.A.	9,668
1,526	CRH public limited company	60,602
76	Holcim Ltd.	8,395
171	Lafarge S.A.	26,493

		111,972

Containers & Packaging — 0.0% #
2,685	DS Smith Plc	10,259

Metals & Mining — 1.6%
1,100	Allegheny Technologies Incorporated (d)	120,945
648	Antofagasta plc	10,109
4,728	BHP Billiton Limited (d)	186,905
1,050	Carpenter Technology Corporation (d)	136,510
4,825	Companhia Vale do Rio Doce, ADR	163,712
1,000	Dowa Holdings Company Ltd.	12,667
3,790	Freeport-McMoRan Copper & Gold, Inc. (d)	397,533
320	Inmet Mining Corp	32,092
490	Jubilee Mines NL (d)	7,548
40	Korea Zinc Co. Ltd.	7,561
6,000	Nippon Steel Corporation (d)	43,199
3,640	Nucor Corporation (d)	216,471
1,417	Rautaruukki Oyj	85,854
1,000	Reliance Steel & Aluminum Co.	56,540
89	Salzgitter AG	17,480
1,155	Sherritt International Corp.	18,486
14,000	Sumitomo Metal Industries Ltd.	81,661
1,546	ThyssenKrupp AG	98,454
4,950	Titanium Metals Corporation †,(d)	166,122
1,215	TUBACEX, S.A.	11,920
399	Voestalpine AG	34,479
2,053	Xstrata PLC	136,262

		2,042,510

Paper & Forest Products — 0.0% #
1,980	Svenska Cellulosa Aktiebolaget SCA	36,948

Total Materials		4,137,158

Telecommunication Services — 2.9%
Diversified Telecommunication Services — 1.6%
25,902	AT&T Inc.	1,095,914
12,500	BT Group PLC	78,515
950	France Telecom S.A.	31,821
770	hanarotelecom incorporated †	7,488
70	Iliad S.A. (d)	6,487
244	Neuf Cegetel	10,678
4,537	Telefonica S.A.	126,997
255	Telenet Group Holding NV †	8,872
14,568	Telstra Corporation Ltd.	56,361
15,850	Verizon Communications Inc.	701,838

		2,124,971

Wireless Telecommunication Services — 1.3%
5,925	America Movil, S.A. de C.V., ADR, Series L	379,200
978	Bouygues	84,358
9,840	China Unicom Limited, ADR (d)	205,066

4,019	Crown Castle International Corp. †,(d)	163,292
10	KDDI CORPORATION	74,174
2,150	Mobile TeleSystems, ADR	149,016
123	Mobistar NV SA	10,760
4,425	NII Holdings, Inc. †,(d)	363,514
5,425	Vimpel Communications, Inc., ADR	146,692
29,560	Vodafone Group Plc	106,747

		1,682,819

Total Telecommunication Services		3,807,790

Utilities — 1.9%
Electric Utilities — 1.3%
3,670	American Electric Power Company, Inc.	169,114
5,295	Duke Energy Corporation	98,964
727	E.ON AG	134,414
2,030	Edison International (d)	112,563
6,410	Enel S.p.A.	72,574
1,000	Entergy Corporation	108,290
3,265	Exelon Corporation	246,050
3,165	FirstEnergy Corp.	200,471
2,380	FPL Group, Inc.	144,894
3,500	ITC Holdings Corp. (d)	173,425
3,150	Northeast Utilities	89,996
3,010	Southern Company (The)	109,203
336	Union Fenosa SA	19,879

		1,679,837

Gas Utilities — 0.2%
5,660	Equitable Resources, Inc. (d)	293,584

Independent Power Producers & Energy Traders — 0.1%
16,020	International Power plc	147,906

Multi-Utilities — 0.3%
1,790	Dominion Resources, Inc. (d)	150,897
5,491	National Grid PLC	88,079
1,046	SUEZ †,(d)	61,601
1,990	Wisconsin Energy Corporation	89,609

		390,186

Water Utilities — 0.0% #
1,493	Kelda Group Plc	26,331

Total Utilities		2,537,844

TOTAL COMMON STOCKS
(Cost $57,337,540)		77,406,645

PREFERRED STOCKS — 0.2%
Consumer Discretionary — 0.1%
Automobiles — 0.1%
37	Porsche AG	78,598

Media — 0.0% #
209	ProSiebenSat.1 Media AG	6,569

Total Consumer Discretionary		85,167

Health Care — 0.1%
Health Care Equipment & Supplies — 0.1%
1,444	Fresenius SE	112,363

Materials — 0.0% #
Chemicals — 0.0% #
101	Fuchs Petrolub AG	9,321

TOTAL PREFERRED STOCKS
(Cost $196,031)		206,851

INVESTMENT COMPANY SECURITIES — 8.5%
Energy — 0.0% #
Energy Equipment & Services — 0.0% #
500	Trinidad Energy Services Income Trust	6,540

Oil, Gas & Consumable Fuels — 0.0% #
370	Crescent Point Energy Trust	7,752

Total Energy		14,292

Multi-Industry — 8.5%
Multi-Industry — 8.5%
10,962,490	Institutional Money Market Fund (f)	10,962,490
550	iShares S&P SmallCap 600 Index Fund	38,352
550	Midcap SPDR Trust, Series 1 (d)	88,495

		11,089,337

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $11,095,647)		11,103,629

RIGHT – 0.0%
(Cost $0)
Health Care — 0.0%
95	Arseus NV, expires 10/03/2007 (exercise price €10.25) †,(i),(k),(l)	0

Principal Amount

ASSET-BACKED SECURITIES — 2.3%
Auto Loan — 1.8%
$895,000	Capital One Prime Auto Receivables Trust, Series 2007-1, Class A3, 5.470% due 06/15/2011	898,048
900,000	Harley Davidson Motorcycle Trust, Series 2006-3, Class A4, 5.220% due 06/15/2013	902,129

450,000	USAA Auto Owner Trust, Series 2006-4, Class A3, 5.010% due 06/15/2011	449,640
119,882	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	119,711

		2,369,528

Equipment — 0.4%
459,615	John Deere Owner Trust, Series 2004-A, Class A4, 3.020% due 03/15/2011	457,065

Utilities — 0.1%
155,181	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	155,686

TOTAL ASSET-BACKED SECURITIES
(Cost $2,975,276)		2,982,279

CORPORATE BONDS AND NOTES — 13.3%
Financials — 7.6%
700,000	Aegon Funding Corp., 5.750% due 12/15/2020	693,865
420,000	Allied Capital Corporation, 6.625% due 07/15/2011	429,332
140,000	Allstate Life Global FD, MTN, 4.250% due 02/26/2010	137,749
450,000	AstraZeneca PLC, 5.400% due 09/15/2012	453,538
650,000	BHP Billiton Finance, YNK, 4.800% due 04/15/2013	633,499
500,000	CIT Group Inc., 5.400% due 03/07/2013	468,906
450,000	Citigroup Inc., 6.000% due 08/15/2017	460,450
550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	541,253
150,000	First Union National, 7.800% due 08/18/2010	160,700
250,000	HSBC Finance Corporation, 5.500% due 01/19/2016	242,763
440,000	ING USA Global Funding Trust, 4.500% due 10/01/2010 (d)	435,502
375,000	International Lease Finance Corporation, 5.875% due 05/01/2013	376,481
510,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	542,028
100,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	104,000
900,000	Pfizer Inc., 3.300% due 03/02/2009	881,050

450,000	PNC Funding Corp., 5.625% due 02/01/2017	439,809
450,000	Popular North America, Inc., MTN, 3.875% due 10/01/2008	441,856
250,000	SLM Corporation, MTN, 5.520% due 07/26/2010 (m)	235,330
300,000	Sovereign Bank, 4.375% due 08/01/2013 (becomes variable August 2008)	296,202
600,000	TIAA Global Markets, Inc. 144A, 3.875% due 01/22/2008 (g),(h),(j)	597,076
350,000	U.S. Bank of N.A., 6.375% due 08/01/2011	364,524
225,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	213,217
825,000	Wells Fargo & Company, 3.125% due 04/01/2009	803,107

		9,952,237

Industrials — 5.5%
800,000	Abbott Laboratories, 5.875% due 05/15/2016	807,202
300,000	American Standard, Inc., 7.375% due 02/01/2008	301,423
440,000	Centex Corp., 5.800% due 09/15/2009	433,162
450,000	Corporacion Andina de Fomento, YNK, 5.125% due 05/05/2015	429,707
690,000	Lowe’s Companies Inc., 6.100% due 09/15/2017 (d)	697,150
365,000	Marathon Oil Corporation, 6.850% due 03/01/2008	367,261
250,000	Pinnacle Entertainment, 8.250% due 03/15/2012	253,125
856,422	Procter & Gamble – ESOP, 9.360% due 01/01/2021	1,065,894
650,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	653,234
425,000	Unilever Capital Corporation, 7.125% due 11/01/2010	451,466
510,000	Union Texas Petroleum Holdings, Inc., MAPS, 7.000% due 04/15/2008 (becomes variable April 2008)	516,620
700,000	Verizon Maryland, Inc., 6.125% due 03/01/2012	719,174
450,000	Waste Management Inc., 6.875% due 05/15/2009	465,124

		7,160,542

Utilities — 0.2%
350,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	347,076

TOTAL CORPORATE BONDS AND NOTES
(Cost $17,585,805)		17,459,855

MORTGAGE-BACKED SECURITIES — 7.8%
Collateralized Mortgage Obligations (CMO) – Agency — 2.2%
	FHLMC:
432,524	Series 2866, Class WN, 4.500% due 01/15/2024	430,751
800,000	Series 2700, Class PG, 4.500% due 05/15/2032	756,782
900,000	Series 3029, Class PD, 5.000% due 11/15/2030	880,890
594,080	Series 3254, Class NT, 5.750% due 11/15/2036	599,101
	GNMA:
153,371	Series 2002-9, Class B, 5.881% due 03/16/2024	153,256

		2,820,780

Collateralized Mortgage Obligations (CMO) – Non Agency — 1.0%
330,000	Asset Securitization Corporation, Series 1997-D4, Class A3, 8.036% due 04/14/2029 (m)	343,134
1,000,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A2, 4.750% due 10/25/2035 (m)	982,131

		1,325,265

Commercial Mortgage-Backed Securities — 3.5%
769,693	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046	776,589
923,258	First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2, 7.390% due 12/15/2031	961,128
800,000	GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2, 4.353% due 06/10/2048	788,254
500,000	GS Mortgage Securities Corporation II, Series 2005-GG4, Class A4A, 4.750% due 07/10/2039	477,183
	Wachovia Bank Commercial Mortgage Trust:
450,000	Series 2004-C15, Class A4, 4.803% due 10/15/2041	432,299
350,000	Series 2005-C18, Class A3, 4.790% due 04/15/2042	343,083

500,000	Series 2005-C20, Class A6, 5.110% due 07/15/2042	494,896
325,000	Series 2006-C23, Class A3, 5.496% due 01/15/2045	324,867

		4,598,299

Mortgage Pass-Through Securities — 1.1%
328	FHLMC, Pool E62394, 7.500% due 09/01/2010	332
	FNMA:
291,133	Pool 386314, 3.790% due 07/01/2013	271,369
299,416	Pool 780620, 5.500% due 05/01/2034	294,111
738,128	Pool 872709, 5.500% due 06/01/2036	723,122
88,614	Pool 323406, 5.953% due 11/01/2008	88,824
9,435	Pool 303105, 11.000% due 11/01/2020	10,633
34,819	Pool 100081, 11.500% due 08/20/2016	39,037
7,522	GNMA, Pool 780584, 7.000% due 06/15/2027	7,892

		1,435,320

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $10,228,798)		10,179,664

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.9%
Government Agency Debentures — 0.5%
400,000	Financing Corporation, 10.700% due 10/06/2017	577,449

Government Sponsored Enterprises (GSE) — 4.4%
	FHLB:
500,000	4.875% due 03/12/2010 (d)	505,137
460,000	5.125% due 06/13/2008 (d)	461,095
	FHLMC:
2,510,000	4.625% due 10/25/2012	2,507,169
50,000	4.875% due 11/15/2013 (d)	50,301
800,000	5.300% due 02/27/2009	802,445
1,000,000	5.500% due 11/22/2010	1,001,460
40,000	5.750% due 01/15/2012 (d)	41,779
	FNMA:
200,000	5.000% due 05/11/2017	200,163
205,000	6.125% due 03/15/2012 (d)	217,479

		5,787,028

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $6,330,924)		6,364,477

U.S. TREASURY OBLIGATIONS — 3.9%
U.S. Treasury Bonds — 1.0%
375,000	6.250% due 05/15/2030 (d)	445,781
670,000	7.500% due 11/15/2016 (d)	813,893

		1,259,674

U.S. Treasury Notes — 2.9%
140,000	2.625% due 03/15/2009	137,364
125,000	3.000% due 02/15/2009 (d)	123,350
1,547,508	3.625% due 01/15/2008 TIPS (d)	1,545,574
320,000	4.000% due 04/15/2010 (d)	320,025
250,000	4.250% due 08/15/2015 (d)	246,367
425,000	4.250% due 11/15/2013 (d)	423,771
1,000,000	4.750% due 05/15/2014 (d)	1,022,500

		3,818,951

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $5,053,575)		5,078,625

Shares

COLLATERAL FOR SECURITIES ON LOAN (c) — 19.9%
(Cost $26,039,407)
26,039,407	State Street Navigator Securities Trust – Prime Portfolio (n)	26,039,407

TOTAL INVESTMENTS
(Cost $136,843,003)(o)	120.0%	$156,821,432

#	Amount represents less than 0.05% of net assets.

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(g)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(h)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933, or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(i)	Security subject to restrictions on resale pursuant to the terms of issuance.

(j)	Security subject to restrictions on resale that has been deemed by the Advisor to be liquid.

(k)	Fair valued security as of September 30, 2007 (see note (b) above). At September 30, 2007, these securities represent $0, 0% of net assets.

(l)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $0, 0% of net assets.

Security	Acquisition Date	Cost

Arseus NV, expires 10/03/2007 (exercise price €10.25)	09/24/2007	$0

(m)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2007.

(n)	At September 30, 2007, the market value of the securities on loan is $26,028,440.

(o)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $21,050,728, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,072,299 and net appreciation for financial reporting purposes was $19,978,429. At September 30, 2007, aggregate cost for financial reporting purposes was $136,843,003.

(p)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATIONS:
ADR   — American Depositary Receipt
€       — Euro
ESOP — Employee Stock Option Plan
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GDR   — Global Depositary Receipt
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Security
MTN  — Medium Term Note
TIPS  — Treasury Inflation-Protected Security
YNK  — Yankee Security

At September 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets		Value

COMMON STOCKS:
United States	44.9%		$58,727,348
Japan	1.6		2,136,489
United Kingdom	1.5		1,961,150
Switzerland	1.4		1,785,954
Bermuda	1.3		1,725,738
France	1.0		1,335,092
Germany	0.9		1,216,807
Netherlands	0.9		1,167,874
Canada	0.7		956,085
Cayman Islands	0.5		581,433
Australia	0.4		525,760
Mexico	0.4		517,950
Brazil	0.4		464,832
Israel	0.3		421,439
India	0.3		420,554
Spain	0.3		419,988
Italy	0.3		357,382
Sweden	0.3		353,907
Finland	0.3		352,192
Belgium	0.2		298,824
Hong Kong	0.2		298,596
Russian Federation	0.2		295,708
China	0.2		233,530
Norway	0.1		171,140
Ireland	0.1		139,354
Denmark	0.1		138,726
South Korea	0.1		111,784
Austria	0.1		85,334
Singapore	0.1		83,097
Greece	0.1		75,068
Taiwan	0.0	#	18,257
Portugal	0.0	#	16,814
Luxembourg	0.0	#	12,439

TOTAL COMMON STOCKS	59.2		77,406,645
PREFERRED STOCKS	0.2		206,851
INVESTMENT COMPANY SECURITIES	8.5		11,103,629
RIGHT	0.0		0
ASSET-BACKED SECURITIES	2.3		2,982,279
CORPORATE BONDS AND NOTES:
United States	12.1		15,839,111
Australia	0.5		633,499
United Kingdom	0.3		453,538
Supranational	0.3		429,707
Cayman Islands	0.1		104,000

TOTAL CORPORATE BONDS AND NOTES	13.3		17,459,855
MORTGAGE-BACKED SECURITIES	7.8		10,179,664
U.S. GOVERNMENT AGENCY OBLIGATIONS	4.9		6,364,477
U.S. TREASURY OBLIGATIONS	3.9		5,078,625
COLLATERAL FOR SECURITIES ON LOAN	19.9		26,039,407

TOTAL INVESTMENTS	120.0%		$156,821,432

#	Amount represents less than 0.05% of net assets.

Munder Bond Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a),(b)

Principal
Amount		Value(c),(t)

ASSET-BACKED SECURITIES — 5.2%
Auto Loan — 0.8%
	WFS Financial Owner Trust:
$95,905	Series 2003-4, Class C, 3.020% due 05/20/2011	$95,769
506,780	Series 2004-3, Class A4, 3.930% due 02/17/2012	502,842

		598,611

Credit Card — 1.4%
1,000,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 8.303% due 03/15/2011 (i)	1,009,749
120,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	128,832

		1,138,581

Home Equity Loans — 0.7%
529,735	Countrywide Inc., Series 2003-BC6, Class M5, 7.331% due 04/25/2033 (i)	228,881
128,790	FHLMC, Series T-7, Class A6, 7.030% due 08/25/2028 (g)	128,362
190,723	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 5.421% due 03/25/2033 (i)	189,404

		546,647

Time Share Receivables — 0.5%
388,729	Marriott Vacation Club Owner Trust, Series 2004-2A, Class B, 144A, 4.341% due 10/20/2026 (l),(m),(n)	367,929

Utilities — 1.3%
1,000,000	AEP Texas Central Transition Funding, Series A-2, 4.980% due 07/01/2015	998,782

Other — 0.5%
700,000	ELM BV, 144A, YNK, 21.588% due 06/20/2013 (i),(l),(m),(o),(p)	415,450

TOTAL ASSET-BACKED SECURITIES
(Cost $4,662,334)		4,066,000

1

CORPORATE BONDS AND NOTES — 37.6%
Financials — 18.9%
1,000,000	Aegon Funding Corp., 5.750% due 12/15/2020	991,236
916,000	Allied Capital Corporation, 6.625% due 07/15/2011	936,353
800,000	AstraZeneca PLC, 5.400% due 09/15/2012	806,289
1,500,000	Bank of New York Company, Inc., (becomes variable March 2008), 3.400% due 03/15/2013	1,487,892
560,000	Cincinnati Financial Corp., 6.125% due 11/01/2034	536,051
	CIT Group Inc.:
500,000	5.400% due 03/07/2013	468,906
1,000,000	6.000% due 04/01/2036	884,485
40,000	Citigroup, Inc., 6.000% due 08/15/2017	40,929
930,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	915,209
500,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	486,683
1,055,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	1,121,254
1,250,000	Merrill Lynch & Co., Inc., 6.050% due 08/15/2012	1,281,649
1,250,000	National Rural Utilities Cooperative Finance Corporation, 4.375% due 10/01/2010 (f)	1,227,226
700,000	Simon Property Group LP, 5.750% due 05/01/2012	699,128
750,000	SLM Corp., MTN, 3.950% due 08/15/2008 (f)	735,559
1,000,000	Stancorp Financial Group, 6.900% due 05/29/2067	963,849
820,000	Weingarten Realty Investors, REIT, MTN, 4.857% due 01/15/2014	777,057
525,000	Wells Fargo Bank, 4.750% due 02/09/2015	498,568

		14,858,323

Industrials — 17.8%
1,000,000	Abbott Laboratories, 5.875% due 05/15/2016	1,009,002
470,000	Allied Waste North America, Inc., 6.375% due 04/15/2011 (f)	471,175

2

1,000,000	American Standard, Inc., 7.375% due 02/01/2008 (f)	1,004,745
570,000	Becton Dickinson & Co., 6.700% due 08/01/2028 (f)	593,478
	Centex Corp.:
750,000	5.800% due 09/15/2009	738,344
1,000,000	6.500% due 05/01/2016	912,134
1,000,000	Coca-Cola Enterprises, Inc., 8.500% due 02/01/2022	1,234,609
450,000	Corporacion Andina de Fomento, YNK, 5.125% due 05/05/2015	429,707
465,000	Ford Motor Credit Company, 5.800% due 01/12/2009	449,127
1,500,000	Home Depot Inc., 5.875% due 12/16/2036	1,281,238
820,000	Norfolk Southern Corporation, 7.250% due 02/15/2031	892,898
750,000	Pinnacle Entertainment, 8.250% due 03/15/2012	759,375
400,000	Swift Energy Co., 7.625% due 07/15/2011 (f)	401,000
500,000	Verizon Maryland, Inc., 6.125% due 03/01/2012 (f)	513,696
2,000,000	Wal-Mart Stores, Inc., 5.800% due 02/15/2018	2,013,838
750,000	Waste Management Inc., 6.875% due 05/15/2009	775,207
500,000	Westlake Chemical Corp., 6.625% due 01/15/2016	475,000

		13,954,573

Utilities — 0.9%
600,000	AmerenEnergy Generating Company, Series F, 7.950% due 06/01/2032	690,779

TOTAL CORPORATE BONDS AND NOTES
(Cost $30,243,170)		29,503,675

MORTGAGE-BACKED SECURITIES — 67.9%
Collateralized Mortgage Obligations (CMO) – Agency — 10.0%
	FHLMC:
207,168	Series 1531, Class M, 6.000% due 06/15/2008 (g)	206,876
522,757	Series 1603, Class J, 6.500% due 07/15/2023 (g)	528,696
25,298	Series 2132, Class PD, 6.000% due 11/15/2027	25,368
1,400,000	Series 2751, Class NY, 5.000% due 09/15/2024 (k)	1,402,967

3

725,000	Series 2764, Class QD, 5.000% due 02/15/2029 (g)	717,185
600,000	Series 2780, Class LC, 5.000% due 07/15/2027 (g)	600,659
1,300,000	Series 2802, Class NC, 5.000% due 05/15/2028	1,303,041
800,000	Series 3098, Class PC, 5.000% due 03/15/2029	793,500
	FNMA:
272,261	Series 1990-5, Class J, 8.200% due 01/25/2020 (g)	293,039
1,600,000	Series 1994-60, Class PJ, 7.000% due 04/25/2024 (k)	1,685,484
301,035	Series 1996-28, Class PJ, 6.500% due 12/25/2024 (g)	300,861

		7,857,676

Commercial Mortgage-Backed Securities — 3.5%
1,368,344	Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A1, 5.540% due 06/10/2046	1,380,603
500,000	First Union National Bank — Chase Commercial Mortgage, Series 1999-C2, Class C, 6.944% due 06/15/2031	513,657
675,000	GE Capital Commercial Mortgage Corporation, Series 2005-C1, Class A2, 4.353% due 06/10/2048	665,090
150,000	Park Place Securities Inc., Series 2005-WCH1, Class M2, 5.651% due 01/25/2036 (i)	145,477

		2,704,827

Mortgage Pass-Through Securities — 54.4%
	FHLMC:
660,335	Pool #1B2506, Non-Gold, 5.132% due 01/01/2036 (g),(i)	657,162
99,575	Pool #A01048, Gold, 8.500% due 02/01/2020 (g)	106,196
2,983,556	Pool #A63820, Gold, 6.000% due 08/01/2037 (k)	2,987,086
1,598,639	Pool #A64477, Gold, 6.500% due 08/01/2037 (k)	1,627,311
895,154	Pool #C01501, Gold, 5.500% due 03/01/2033 (g)	879,038
137,471	Pool #C30261, 7.500% due 08/01/2029 (g)	144,054
6,536	Pool #E00160, Gold, 7.000% due 11/01/2007	6,548

4

70,133	Pool #G00479, Gold, 9.000% due 04/01/2025 (g)	75,890
2,938	Pool #E62394, 7.500% due 09/01/2010	2,980
	FNMA:
7,000,000	Pool #048196, 6.000% due 10/01/2032 (e),(h),(j)	7,008,750
13,000,000	Pool #051098, 6.500% due 10/01/2037 (e),(h),(j)	13,235,625
13,642	Pool #081585, 11.500% due 07/01/2012	14,354
616,447	Pool #725495, 4.857% due 02/01/2034 (g),(i)	609,894
2,160,660	Pool #735060, 6.000% due 11/01/2034 (k)	2,168,571
1,308,205	Pool #745275, 5.000% due 02/01/2036 (k)	1,249,910
624,597	Pool #767413, 5.500% due 01/01/2034 (k)	613,038
1,705,340	Pool #776836, 6.500% due 08/01/2034 (k)	1,741,770
550,357	Pool #788520, 5.500% due 07/01/2034 (k)	540,172
441,469	Pool #788908, 6.000% due 08/01/2034 (g)	443,085
1,774,435	Pool #897791, 6.000% due 09/01/2036 (k)	1,777,390
541,934	Pool #906281, 5.520% due 01/01/2037 (i),(p)	546,274
968,793	Pool #918160, 5.500% due 05/01/2022 (k)	966,544
966,386	Pool #928206, 6.000% due 04/01/2037 (k)	967,831
1,980,628	Pool #938199, 6.500% due 07/01/2037 (k)	2,016,770
306,603	Pool #100081, 11.500% due 08/20/2016 (g)	343,743
136,105	Pool #303105, 11.000% due 11/01/2020 (g)	153,390
1,791,590	Pool #386314, 3.790% due 07/01/2013 (k)	1,669,961

5

	GNMA:
146,021	Pool #627907, 5.000% due 02/15/2034 (g)	141,445
69,069	Pool 780584, 7.000% due 06/15/2027	72,465

		42,767,247

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $53,407,330)		53,329,750

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.5%
Government Sponsored Enterprises (GSE) — 2.5%
	FHLB:
1,000,000	5.050% due 10/25/2010	999,999
200,000	5.125% due 08/14/2013 (f)	203,966
	FNMA:
800,000	5.000% due 05/11/2017 (g)	800,650

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,980,382)		2,004,615

U.S. TREASURY OBLIGATIONS — 4.2%
U.S. Treasury Bonds — 2.1%
250,000	6.250% due 05/15/2030 (f)	297,188
1,140,000	6.500% due 11/15/2026 (f)	1,366,219

		1,663,407

U.S. Treasury Notes — 2.1%
450,000	4.250% due 11/15/2014 (f)	445,676
380,000	4.500% due 03/31/2012 (f)	384,601
700,000	4.500% due 02/15/2036 (f)	663,633
180,000	4.625% due 07/31/2012 (f)	183,136

		1,677,046

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $3,279,862)		3,340,453

FOREIGN GOVERNMENT OBLIGATIONS — 1.3%
(Cost $998,198)
1,000,000	Korea Development Bank, YNK,
	4.625% due 09/16/2010	989,799

Shares

INVESTMENT COMPANY SECURITY — 6.0%
(Cost $4,682,530)
4,682,530	Institutional Money Market Fund (q)	4,682,530

COLLATERAL FOR SECURITIES ON LOAN(d) — 8.3%
(Cost $6,551,800)
6,551,800	State Street Navigator Securities Trust — Prime Portfolio (r)	6,551,800

6

TOTAL INVESTMENTS
(Cost $105,805,606)(s)	133.0%	$104,468,622

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	At September 30, 2007, more than 25% of the Fund’s assets were invested in mortgage-backed securities, which are subject to higher prepayment risk than corporate bonds and notes, particularly during periods of declining interest rates.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral, which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	The Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction. Mortgage dollar rolls may be renewed by a new sale and repurchase with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them.

(f)	Security, or a portion thereof, is on loan.

(g)	Security, or a portion thereof, is designated on the Fund’s books as collateral for futures contracts.

(h)	Security subject to a mortgage dollar roll.

(i)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2007.

(j)	Security purchased on a when-issued or delayed delivery basis and may be settled after the customary settlement period. Interest income is not accrued until settlement date. The Fund

7

instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued purchase commitments.

(k)	Security, or a portion thereof, is designated on the Fund books as collateral for when-issued purchase commitments.

(l)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(m)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(n)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(o)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $415,450, 0.5% of net assets.

Security	Acquisition Date	Cost

ELM BV, 144A, YNK, 21.588% due 06/20/2013	06/13/2006	$700,000

(p)	Fair valued security as of September 30, 2007, (see note (b) above). At September 30, 2007, these securities represent $961,724, 1.2% of net assets.

(q)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(r)	At September 30, 2007, the market value of the securities on loan is $6,411,899.

(s)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $516,465, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,853,449 and net depreciation for financial reporting purposes was $1,336,984. At September 30, 2007, aggregate cost for financial reporting purposes was $105,805,606.

(t)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.
ABBREVIATIONS:
FHLB  — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN  — Medium Term Note
REIT  — Real Estate Investment Trust
YNK  — Yankee Security

8

Munder Cash Investment Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Principal
Amount		Value(b),(l)

CERTIFICATES OF DEPOSIT — 6.8%
$15,000,000	Bank of Tokyo-Mitsubishi Limited, YNK, 5.730% due 10/15/2007	$15,000,000
15,000,000	Natixis Bank, YNK, 5.400% due 06/11/2008	15,000,000
15,000,000	Rabobank Nederland, YNK, 4.900% due 12/27/2007	15,000,000
15,000,000	Washington Mutual, Inc., 5.320% due 11/16/2007	15,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $60,000,000)		60,000,000

COMMERCIAL PAPER — 56.2%
15,000,000	ANZ National Bank, YNK, 5.440% due 11/02/2007 (d)	14,927,467
15,000,000	Barton Capital LLC, 6.050% due 10/12/2007 (d)	14,972,271
15,000,000	BNP Paribas, YNK, 5.160% due 01/18/2008 (d)	14,765,650
15,000,000	Charta LLC, 5.100% due 11/07/2007 (d)	14,921,375
15,000,000	Ciesco, 6.250% due 10/09/2007 (d)	14,979,166
15,000,000	CRC Funding LLC, 6.220% due 10/10/2007 (d)	14,976,675
15,000,000	Crown Point Capital Company, LLC, 6.050% due 11/16/2007 (d)	14,884,042
15,000,000	DaimlerChrysler NA Holding Corporation, 5.260% due 10/30/2007 (d)	14,936,442
15,000,000	Dexia Delaware LLC, 5.060% due 11/07/2007 (d)	14,921,992
15,000,000	Falcon Asset Securitization Company LLC, 5.200% due 10/24/2007 (d)	14,950,167
15,900,000	Fcar Owner Trust, Series II, 5.180% due 12/17/2007 (d)	15,723,837
15,000,000	Golden Funding Corporation, 6.100% due 10/05/2007 (d)	14,989,833
15,000,000	Grampian Funding LLC, 5.235% due 10/18/2007 (d)	14,962,919
15,000,000	Greenwich Capital Holdings, Inc., 5.713% due 12/17/2007 (e)	15,000,000

1

15,000,000	HBOS Treasury Services plc, YNK, 5.520% due 12/19/2007 (d)	14,818,300
15,000,000	ING U.S. Funding Corporation, 4.960% due 11/27/2007 (d)	14,882,200
15,000,000	International Lease Finance Corporation, 4.770% due 10/23/2007 (d)	14,956,275
15,000,000	Intesa Funding, 5.590% due 10/04/2007 (d)	14,993,012
15,000,000	Lexington Parker Capital Company, LLC, 5.260% due 10/05/2007 (d)	14,991,233
15,000,000	Liberty Street Funding Corporation, 5.180% due 12/27/2007 (d)	14,812,225
15,000,000	Macquarie Bank Limited, YNK, 5.350% due 07/11/2008 (e)	15,000,000
15,000,000	Mane Funding Corporation, 5.150% due 10/19/2007 (d)	14,961,375
15,000,000	Mitsubishi International Corporation, 5.010% due 10/31/2007 (d)	14,937,375
15,000,000	Mont Blanc Capital Corp., 5.250% due 10/23/2007 (d)	14,951,875
15,000,000	Nestle Capital, 5.300% due 11/16/2007 (d)	14,898,417
20,000,000	New Center Asset Trust, 5.300% due 10/01/2007 (d)	20,000,000
15,000,000	Ranger Funding Company LLC, 5.150% due 10/24/2007 (d)	14,950,646
15,000,000	Skandinaviska Enskilda Banken AB, YNK, 5.030% due 01/22/2008 (d)	14,763,171
15,000,000	Thames Asset Global Securities, 5.200% due 11/01/2007 (d)	14,932,833
15,000,000	Thunder Bay Funding, LLC, 5.630% due 10/26/2007 (d)	14,941,354
	UBS Finance (Delaware) LLC, YNK:
15,000,000	5.335% due 11/21/2007 (d)	14,886,631
10,000,000	5.410% due 01/14/2008 (d)	9,842,208
15,000,000	Victory Receivables Corporation, 5.250% due 10/17/2007 (d)	14,965,000

TOTAL COMMERCIAL PAPER
(Cost $493,395,966)		493,395,966

CORPORATE BONDS AND NOTES — 14.8%
15,000,000	American Honda Finance Corp., MTN, 5.846% due 09/18/2008 (e)	15,000,000
15,000,000	Bank of America, NA, 5.320% due 11/07/2007 (d)	15,000,000
15,000,000	CC USA, Inc., MTN, 144A, 5.079% due 07/30/2008 (e),(f),(g),(h)	14,998,500

2

15,000,000	K2 USA LLC, MTN, 144A, 5.163% due 06/25/2008 (e),(f),(g),(h)	15,000,000
15,000,000	MBIA Global Funding LLC, 144A, 5.320% due 01/10/2008 (e),(f),(g),(h)	15,000,000
15,000,000	Merrill Lynch & Co., Inc., MTN, 5.126% due 08/22/2008 (e)	15,000,000
15,000,000	Sigma Finance Inc., MTN, 144A, 5.420% due 08/05/2008 (d),(f),(g),(h)	15,000,000
15,000,000	Tango Finance Corp., MTN, 144A, 5.760% due 05/14/2008 (e),(f),(g),(h)	14,999,074
10,000,000	Wells Fargo Bank NA, MTN, 5.694% due 11/17/2008 (e)	10,000,000

TOTAL CORPORATE BONDS AND NOTES
(Cost $129,997,574)		129,997,574

FUNDING AGREEMENT — 2.9%
(Cost $25,000,000)
25,000,000	Jackson National Life Insurance Company, 5.250% due 09/29/2008 (e),(i),(j)	25,000,000

REPURCHASE AGREEMENTS(c) — 18.3%
125,000,000	Agreement with Merrill Lynch & Co., Inc., 5.100% dated 09/28/2007, to be repurchased at $125,053,125 on 10/01/2007, collateralized by $143,970,000 FNMA, 6.000% maturing 12/01/2036 (value $128,752,721)	125,000,000
35,783,000	Agreement with State Street Bank & Trust Company, 4.500% dated 09/28/2007, to be repurchased at $35,796,419, on 10/01/2007, collateralized by $38,000,000 US Treasury Note, 4.625% maturing 02/29/2008 (value $38,190,000)	35,783,000

TOTAL REPURCHASE AGREEMENTS
(Cost $160,783,000)		160,783,000

TOTAL INVESTMENTS
(Cost $869,176,540) (k)	99.0%	$869,176,540

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Each repurchase agreement entered into by the Fund provides that the seller must transfer to the Fund initial collateral at least equal to the total amount of the repurchase obligation, including interest, and transfer upon request additional collateral any time the value of the collateral falls below such level. Each repurchase agreement also provides that in the event of counterparty default, the Fund has the right to accelerate the seller’s repurchase obligation and/or use the collateral to satisfy the seller’s repurchase obligation. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its

3

right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period in which the Fund seeks to assert its rights.

(d)	Rate represents annualized yield at date of purchase.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2007.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(i)	Security subject to restrictions on resale under the terms of the Funding Agreement.

(j)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 10% of its net assets in illiquid securities. At September 30, 2007, this security represents $25,000,000, 2.8% of net assets.

Security	Acquisition Date	Cost

Jackson National Life Insurance Company, 5.250% due 09/29/2008	09/27/2007	$25,000,000

(k)	At September 30, 2007, aggregate cost for financial reporting purposes was $869,176,540.

(l)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.
ABBREVIATIONS:
FNMA — Federal National Mortgage Association
MTN  — Medium Term Note
YNK  — Yankee Security

4

Munder Energy Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a),(b)

Shares		Value (c),(g)

COMMON STOCKS — 99.7%
Consumer Discretionary — 0.5%
Auto Parts & Equipment — 0.5%
34,300	Fuel Systems Solutions Inc. †	$612,598

Consumer Staples — 0.7%
Food Distributors — 0.7%
15,700	Andersons, Inc. (The)	753,914

Energy — 82.0%
Integrated Oil & Gas — 35.2%
23,000	BP PLC, ADR	1,595,050
38,925	Chevron Corporation	3,642,601
28,444	ConocoPhillips	2,496,530
36,400	Eni S.p.A., ADR	2,684,864
39,200	Exxon Mobil Corporation	3,628,352
31,700	Hess Corporation	2,109,001
72,700	Marathon Oil Corporation	4,145,354
42,100	Murphy Oil Corporation	2,942,369
70,200	Occidental Petroleum Corporation	4,498,416
55,600	Repsol YPF, SA, ADR	1,973,800
27,000	Royal Dutch Shell PLC, Class A, ADR	2,218,860
109,200	Statoil ASA, ADR	3,704,064
3,300	Suncor Energy Inc.	312,873
34,800	Total S.A., ADR	2,819,844

		38,771,978

Oil & Gas Drilling — 11.9%
32,800	Diamond Offshore Drilling, Inc.	3,715,912
32,900	GlobalSantaFe Corporation	2,501,058
68,700	Noble Corporation	3,369,735
31,400	Transocean Inc. †	3,549,770

		13,136,475

Oil & Gas Equipment & Services — 13.2%
26,750	Baker Hughes Incorporated	2,417,398
17,300	Complete Production Services, Inc. †	354,304
5,900	Core Laboratories N.V. †	751,601
45,400	Halliburton Company	1,743,360
6,300	National Oilwell Varco, Inc. †	910,350
12,800	Oil States International, Inc. †	618,240
33,500	Schlumberger Limited	3,517,500
46,900	Smith International, Inc.	3,348,660

1

10,300	Superior Energy Services, Inc. †	365,032
7,000	W-H Energy Services, Inc. †	516,250

		14,542,695

Oil & Gas Exploration & Production — 15.7%
22,200	Anadarko Petroleum Corporation	1,193,250
29,636	Apache Corporation	2,669,018
6,800	Arena Resources, Inc. †	445,400
18,100	Cabot Oil & Gas Corporation	636,396
25,600	Carrizo Oil & Gas, Inc. †	1,148,416
24,000	Devon Energy Corporation	1,996,800
17,600	EOG Resources, Inc.	1,273,008
57,400	Noble Energy, Inc.	4,020,296
10,500	Southwestern Energy Company †	439,425
56,300	XTO Energy Inc.	3,481,592

		17,303,601

Oil & Gas Refining & Marketing — 6.0%
16,000	Frontier Oil Corporation	666,240
29,100	Sunoco, Inc.	2,059,698
7,300	Tesoro Corporation	335,946
44,800	Valero Energy Corporation	3,009,664
22,700	VeraSun Energy Corporation †	249,700
63,800	Verenium Corporation †	336,864

		6,658,112

Total Energy		90,412,861

Industrials — 8.4%
Construction & Engineering — 0.8%
32,600	Quanta Services, Inc. †	862,270

Electrical Components & Equipment — 5.7%
26,900	Energy Conversion Devices, Inc. †	611,168
54,400	Evergreen Solar, Inc. †	485,792
15,800	First Solar, Inc. †	1,860,292
123,400	FuelCell Energy, Inc. †	1,103,196
14,500	General Cable Corporation †	973,240
38,400	Power-One, Inc. †	195,840
27,200	Suntech Power Holdings Co., Ltd., ADR †	1,085,280

		6,314,808

Heavy Electrical Equipment — 1.9%
155,500	Plug Power, Inc. †	482,050
20,800	Vestas Wind Systems A/ S †	1,643,184

		2,125,234

Total Industrials		9,302,312

2

Information Technology — 4.6%
Electronic Equipment Manufacturers — 1.8%
14,100	Itron, Inc. †	1,312,287
7,100	Kyocera Corporation, ADR	661,649

		1,973,936

Electronic Manufacturing Services — 0.5%
47,600	Maxwell Technologies, Inc. †	553,588

Semiconductor Equipment — 1.1%
20,700	MEMC Electronic Materials, Inc. †	1,218,402

Semiconductors — 1.2%
41,400	Cree, Inc. †	1,287,540

Total Information Technology		5,033,466

Materials — 2.5%
Industrial Gases — 1.1%
12,500	Air Products and Chemicals, Inc.	1,222,000

Specialty Chemicals — 1.4%
10,300	OM Group, Inc. †	543,943
21,700	Zoltek Companies, Inc. †	946,771

		1,490,714

Total Materials		2,712,714

Utilities — 1.0%
Electric Utilities — 0.4%
14,700	IDACORP, Inc.	481,278

Independent Power Producers & Energy Traders — 0.6%
14,200	Ormat Technologies, Inc.	658,028

Total Utilities		1,139,306

TOTAL COMMON STOCKS
(Cost $51,296,472)		109,967,171

INVESTMENT COMPANY SECURITY — 0.8%
(Cost $840,741)
840,741	Institutional Money Market Fund (e)	840,741

WARRANTS — 0.0% #
Industrials — 0.0% #
Electrical Components & Equipment — 0.0%
20,000	Lime Energy Co., expires 12/16/07, (exercise price: $0.90) †,(d)	14,600
5,000	Lime Energy Co., expires 4/15/08, (exercise price: $0.90) †,(d)	3,650

TOTAL WARRANTS
(Cost $126,156)		18,250

3

TOTAL INVESTMENTS
(Cost $52,263,369)(f)	100.5%	$110,826,162

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	The Fund invests primarily in domestic and, to a lesser extent, foreign energy-related companies. As a result, the Fund is particularly vulnerable to developments in the energy sector, fluctuations in price and supply of energy fuels, energy conservation, supply of and demand for specific energy-related products or services and tax and other government regulation. As of September 30, 2007, more than 25% of the Fund’s assets were invested in issuers in each of the energy equipment & services and oil, gas & consumable fuels industries. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, company-specific information, industry information and/or comparable, publicly-traded securities information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Fair valued security as of September 30, 2007 (see note (c) above).

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(f)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $60,217,796, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,673,253 and net appreciation for financial reporting purposes was $58,544,543. At September 30, 2007, aggregate cost for financial reporting purposes was $52,263,369.

(g)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.
ABBREVIATION:
ADR — American Depositary Receipt

4

At September 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	82.1%	$90,516,102
Norway	3.4	3,704,064
Netherlands	2.7	2,970,461
France	2.5	2,819,844
Italy	2.4	2,684,864
Spain	1.8	1,973,800
Denmark	1.5	1,643,184
United Kingdom	1.4	1,595,050
China	1.0	1,085,280
Japan	0.6	661,649
Canada	0.3	312,873

TOTAL COMMON STOCKS	99.7	109,967,171
INVESTMENT COMPANY SECURITY	0.8	840,741
WARRANTS	0.0	0

TOTAL INVESTMENTS	100.5%	$110,807,912

5

Munder Index 500 Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Shares		Value(b),(h)

COMMON STOCKS — 95.6%
Consumer Discretionary — 8.8%
Auto Components — 0.2%
11,757	Goodyear Tire & Rubber Company †	$357,530
10,971	Johnson Controls, Inc.	1,295,785

		1,653,315

Automobiles — 0.4%
116,343	Ford Motor Company †	987,752
31,356	General Motors Corporation	1,150,765
13,919	Harley-Davidson, Inc.	643,197

		2,781,714

Distributors — 0.1%
9,416	Genuine Parts Company	470,800

Diversified Consumer Services — 0.1%
7,873	Apollo Group, Inc., Class A †	473,561
17,988	H&R Block, Inc.	380,986

		854,547

Hotels, Restaurants & Leisure — 1.5%
24,179	Carnival Corporation	1,170,989
7,850	Darden Restaurants, Inc.	328,601
10,375	Harrah’s Entertainment, Inc.	901,899
21,632	Hilton Hotels Corporation	1,005,672
18,596	International Game Technology	801,488
17,707	Marriott International, Inc., Class A	769,723
66,038	McDonald’s Corporation	3,597,090
41,299	Starbucks Corporation †	1,082,034
11,627	Starwood Hotels & Resorts Worldwide, Inc.	706,340
4,972	Wendy’s International, Inc.	173,572
9,896	Wyndham Worldwide Corporation	324,193
28,812	YUM! Brands, Inc.	974,710

		11,836,311

Household Durables — 0.4%
3,640	Black & Decker Corporation (The)	303,212
6,807	Centex Corporation	180,862
15,142	D.R. Horton, Inc.	193,969
8,487	Fortune Brands, Inc.	691,606
3,615	Harman International Industries, Incorporated	312,770
4,378	KB Home	109,713
9,680	Leggett & Platt, Incorporated	185,469
7,726	Lennar Corporation, Class A	174,994

1

15,310	Newell Rubbermaid, Inc.	441,234
11,769	Pulte Homes, Inc.	160,176
3,304	Snap-on Incorporated	163,680
4,548	Stanley Works (The)	255,279
4,322	Whirlpool Corporation	385,090

		3,558,054

Internet & Catalog Retail — 0.2%
16,935	Amazon.com, Inc. †	1,577,495
10,586	IAC/InterActiveCorp †	314,087

		1,891,582

Leisure Equipment & Products — 0.2%
4,926	Brunswick Corporation	112,609
15,903	Eastman Kodak Company	425,564
8,864	Hasbro, Inc.	247,128
21,865	Mattel, Inc.	512,953

		1,298,254

Media — 2.9%
37,953	CBS Corporation, Class B	1,195,519
27,591	Clear Channel Communications, Inc.	1,033,007
171,258	Comcast Corporation, Class A †	4,141,018
42,089	DIRECTV Group Inc. (The) †	1,021,921
3,615	Dow Jones & Company, Inc.	215,815
4,973	E.W. Scripps Company (The)	208,866
12,905	Gannett Co., Inc.	563,948
26,124	Interpublic Group of Companies, Inc. †	271,167
18,779	McGraw-Hill Companies, Inc. (The)	956,039
2,132	Meredith Corporation	122,164
8,201	New York Times Company (The), Class A	162,052
128,280	News Corporation	2,820,877
18,191	Omnicom Group, Inc.	874,805
206,649	Time Warner Inc.	3,794,076
4,265	Tribune Company	116,520
38,047	Viacom Inc., Class B †	1,482,692
107,551	Walt Disney Company (The)	3,698,679

		22,679,165

Multiline Retail — 0.9%
5,639	Big Lots, Inc. †	168,268
3,471	Dillard’s, Inc., Class A	75,772
8,067	Family Dollar Stores, Inc.	214,259
12,281	J.C. Penney Company, Inc.	778,247
17,609	Kohl’s Corporation †	1,009,524
24,022	Macy’s, Inc.	776,391
10,961	Nordstrom, Inc.	513,961

2

4,195	Sears Holdings Corporation †	533,604
46,912	Target Corporation	2,982,196

		7,052,222

Specialty Retail — 1.5%
4,802	Abercrombie & Fitch Co., Class A	387,521
8,610	AutoNation, Inc. †	152,569
2,535	AutoZone, Inc. †	294,415
15,036	Bed Bath & Beyond, Inc. †	513,028
22,058	Best Buy Co., Inc.	1,015,109
9,338	Circuit City Stores, Inc.	73,864
27,423	Gap, Inc. (The)	505,680
93,568	Home Depot, Inc. (The)	3,035,346
17,667	Limited Brands, Inc.	404,398
81,932	Lowe’s Companies, Inc.	2,295,735
15,114	Office Depot, Inc. †	311,651
4,294	OfficeMax Incorporated	147,155
7,725	RadioShack Corporation	159,598
6,016	Sherwin-Williams Company (The)	395,311
39,560	Staples, Inc.	850,144
7,576	Tiffany & Co.	396,604
24,637	TJX Companies, Inc. (The)	716,198

		11,654,326

Textiles, Apparel & Luxury Goods — 0.4%
20,673	Coach, Inc. †	977,213
5,177	Jones Apparel Group, Inc.	109,390
5,666	Liz Claiborne, Inc.	194,514
21,423	NIKE, Inc., Class B	1,256,673
3,319	Polo Ralph Lauren Corporation	258,052
4,924	V.F. Corporation	397,613

		3,193,455

Total Consumer Discretionary		68,923,745

Consumer Staples — 9.1%
Beverages — 2.1%
41,535	Anheuser-Busch Companies, Inc.	2,076,334
4,791	Brown-Forman Corporation, Class B	358,894
110,252	Coca-Cola Company (The)	6,336,182
15,897	Coca-Cola Enterprises, Inc.	385,025
10,751	Constellation Brands, Inc., Class A †	260,282
3,776	Molson Coors Brewing Company	376,354
7,764	Pepsi Bottling Group, Inc. (The)	288,588
89,534	PepsiCo, Inc.	6,559,261

		16,640,920

Food & Staples Retailing — 2.2%
24,267	Costco Wholesale Corporation	1,489,266
82,060	CVS Caremark Corporation	3,252,038
39,204	Kroger Co. (The)	1,118,098

3

24,331	Safeway Inc.	805,599
11,642	SUPERVALU Inc.	454,155
33,800	SYSCO Corporation	1,202,942
133,003	Wal-Mart Stores, Inc. (d)	5,805,581
55,060	Walgreen Co.	2,601,034
7,701	Whole Foods Market, Inc.	377,041

		17,105,754

Food Products — 1.4%
35,662	Archer-Daniels-Midland Company	1,179,699
12,365	Campbell Soup Company	457,505
27,141	ConAgra Foods, Inc.	709,194
7,177	Dean Foods Company	183,588
18,296	General Mills, Inc.	1,061,351
17,684	H.J. Heinz Company	817,001
9,367	Hershey Foods Corporation	434,723
14,702	Kellogg Company	823,312
87,369	Kraft Foods Inc., Class A	3,015,104
7,186	McCormick & Company, Incorporated	258,480
40,147	Sara Lee Corporation	670,053
15,242	Tyson Foods, Inc., Class A	272,070
12,038	Wm. Wrigley Jr. Company	773,201

		10,655,281

Household Products — 2.1%
28,257	Colgate-Palmolive Company	2,015,289
23,584	Kimberly-Clark Corporation	1,657,012
172,928	Procter & Gamble Company (The)	12,163,756
7,667	The Clorox Company	467,610

		16,303,667

Personal Products — 0.1%
23,974	Avon Products, Inc.	899,744
6,351	Estee Lauder Companies Inc. (The), Class A	269,664

		1,169,408

Tobacco — 1.2%
116,654	Altria Group, Inc.	8,110,953
9,480	Reynolds American, Inc.	602,833
8,831	UST Inc.	438,017

		9,151,803

Total Consumer Staples		71,026,833

Energy — 11.2%
Energy Equipment & Services — 2.3%
17,707	Baker Hughes, Incorporated	1,600,182
16,159	BJ Services Company	429,022
8,201	ENSCO International Incorporated	460,076
49,326	Halliburton Company	1,894,118
15,581	Nabors Industries Ltd. †	479,427

4

9,869	National Oilwell Varco, Inc. †	1,426,071
14,877	Noble Corporation	729,717
6,123	Rowan Companies, Inc.	223,979
66,055	Schlumberger Limited	6,935,775
11,111	Smith International, Inc.	793,325
16,029	Transocean Inc. †	1,812,079
18,673	Weatherford International Ltd. †	1,254,452

		18,038,223

Oil, Gas & Consumable Fuels — 8.9%
25,705	Anadarko Petroleum Corporation	1,381,644
18,397	Apache Corporation	1,656,834
22,736	Chesapeake Energy Corporation	801,671
118,123	Chevron Corporation	11,053,950
90,166	ConocoPhillips	7,913,870
10,102	CONSOL Energy Inc.	470,753
24,713	Devon Energy Corporation	2,056,122
38,819	El Paso Corporation	658,758
13,565	EOG Resources, Inc.	981,157
307,331	Exxon Mobil Corporation (d)	28,446,557
15,329	Hess Corporation	1,019,838
37,741	Marathon Oil Corporation	2,151,992
10,445	Murphy Oil Corporation	730,001
46,033	Occidental Petroleum Corporation	2,949,795
14,712	Peabody Energy Corporation	704,263
35,027	Spectra Energy Corp.	857,461
6,669	Sunoco, Inc.	472,032
7,600	Tesoro Corporation	349,752
30,688	Valero Energy Corporation	2,061,620
33,260	Williams Companies, Inc. (The)	1,132,836
21,379	XTO Energy Inc.	1,322,077

		69,172,983

Total Energy		87,211,206

Financials — 18.9%
Capital Markets — 3.2%
13,037	Ameriprise Financial, Inc.	822,765
63,051	Bank of New York Mellon Corporation	2,783,071
6,434	Bear Stearns Companies Inc. (The)	790,159
52,518	Charles Schwab Corporation (The)	1,134,389
23,564	E*TRADE Financial Corporation †	307,746
4,851	Federated Investors, Inc., Class B	192,585
8,994	Franklin Resources, Inc.	1,146,735
22,478	Goldman Sachs Group, Inc. (The)	4,871,882
8,746	Janus Capital Group Inc.	247,337
7,356	Legg Mason, Inc.	620,037
29,412	Lehman Brothers Holdings Inc.	1,815,603
47,760	Merrill Lynch & Co., Inc.	3,404,333
58,324	Morgan Stanley	3,674,412

5

10,610	Northern Trust Corporation	703,125
21,584	State Street Corporation	1,471,165
14,693	T. Rowe Price Group, Inc.	818,253

		24,803,597

Commercial Banks — 3.4%
30,584	BB&T Corporation	1,235,288
8,478	Comerica Incorporated (e)	434,752
10,652	Commerce Bancorp, Inc.	413,085
29,684	Fifth Third Bancorp	1,005,694
6,995	First Horizon National Corporation	186,487
20,276	Huntington Bancshares Incorporated	344,286
21,575	KeyCorp	697,520
4,156	M&T Bank Corporation	429,938
14,767	Marshall & Ilsley Corporation	646,352
35,091	National City Corporation	880,433
18,951	PNC Financial Services Group, Inc. (The)	1,290,563
39,006	Regions Financial Corporation	1,149,897
19,341	SunTrust Banks, Inc.	1,463,533
18,142	Synovus Financial Corp.	508,883
95,666	U.S. Bancorp	3,112,015
105,450	Wachovia Corporation	5,288,317
185,213	Wells Fargo & Company	6,597,287
5,961	Zions Bancorporation	409,342

		26,093,672

Consumer Finance — 0.9%
65,546	American Express Company	3,891,466
23,144	Capital One Financial Corporation	1,537,456
26,444	Discover Financial Services †	550,035
22,864	SLM Corporation †	1,135,655

		7,114,612

Diversified Financial Services — 4.8%
245,884	Bank of America Corporation (d)	12,360,589
10,572	CIT Group Inc.	424,995
275,652	Citigroup Inc. (d)	12,864,679
2,943	CME Group Inc.	1,728,571
3,800	IntercontinentalExchange, Inc. †	577,220
187,509	JPMorgan Chase & Co.	8,591,662
9,123	Leucadia National Corporation	439,911
12,275	Moody’s Corporation	618,660

		37,606,287

Insurance — 4.3%
18,231	ACE Limited	1,104,252
27,068	AFLAC Incorporated	1,543,959
32,416	Allstate Corporation (The)	1,853,871
5,637	Ambac Financial Group, Inc.	354,624
142,099	American International Group, Inc. (d)	9,612,997

6

16,223	Aon Corporation	726,953
5,346	Assurant, Inc.	286,011
21,794	Chubb Corporation (The)	1,169,030
9,530	Cincinnati Financial Corporation	412,744
24,529	Genworth Financial, Inc., Class A	753,776
17,603	Hartford Financial Services Group, Inc. (The)	1,629,158
14,999	Lincoln National Corporation	989,484
24,635	Loews Corporation	1,191,102
30,033	Marsh & McLennan Companies, Inc.	765,841
7,012	MBIA Inc.	428,082
41,164	MetLife, Inc.	2,870,366
14,718	Principal Financial Group, Inc.	928,558
40,124	Progressive Corporation (The)	778,807
25,434	Prudential Financial, Inc.	2,481,850
5,768	SAFECO Corporation	353,117
5,302	Torchmark Corporation	330,421
36,379	Travelers Companies, Inc. (The)	1,831,319
19,992	UnumProvident Corporation	489,204
10,070	XL Capital Ltd., Class A	797,544

		33,683,070

Real Estate Investment Trusts (REITs) — 1.2%
5,360	Apartment Investment and Management Company, Class A	241,897
12,392	Archstone-Smith Trust	745,255
4,418	AvalonBay Communities, Inc.	521,589
6,596	Boston Properties, Inc.	685,324
6,882	Developers Diversified Realty Corporation	384,497
15,356	Equity Residential	650,480
13,608	General Growth Properties, Inc.	729,661
28,940	Host Hotels & Resorts, Inc.	649,414
13,976	Kimco Realty Corporation	631,855
9,673	Plum Creek Timber Company, Inc.	432,963
14,239	ProLogis	944,758
6,897	Public Storage, Inc.	542,449
12,379	Simon Property Group, Inc.	1,237,900
7,443	Vornado Realty Trust	813,892

		9,211,934

Real Estate Management & Development — 0.0% #
10,926	CB Richard Ellis Group, Inc. †	304,180

Thrifts & Mortgage Finance — 1.1%
31,918	Countrywide Financial Corporation	606,761
36,025	Federal Home Loan Mortgage Corporation	2,125,835
53,941	Federal National Mortgage Association	3,280,152
29,470	Hudson City Bancorp, Inc.	453,249
4,541	MGIC Investment Corporation	146,720

7

19,913	Sovereign Bancorp, Inc.	339,317
48,525	Washington Mutual, Inc.	1,713,418

		8,665,452

Total Financials		147,482,804

Health Care — 11.1%
Biotechnology — 1.1%
60,219	Amgen Inc. †	3,406,589
15,954	Biogen Idec Inc. †	1,058,229
21,208	Celgene Corporation †	1,512,342
14,612	Genzyme Corporation †	905,359
51,331	Gilead Sciences, Inc. †	2,097,898

		8,980,417

Health Care Equipment & Supplies — 1.7%
3,096	Bausch & Lomb, Inc.	198,144
35,726	Baxter International, Inc.	2,010,659
13,486	Becton, Dickinson and Company	1,106,526
73,925	Boston Scientific Corporation †	1,031,254
5,727	C.R. Bard, Inc.	505,064
27,549	Covidien Ltd. †	1,143,284
8,705	Hospira, Inc. †	360,822
62,844	Medtronic, Inc.	3,545,030
18,890	St. Jude Medical, Inc. †	832,482
13,147	Stryker Corporation	903,988
7,005	Varian Medical Systems, Inc. †	293,440
13,087	Zimmer Holdings, Inc. †	1,059,916

		12,990,609

Health Care Providers & Services — 2.1%
28,337	Aetna, Inc.	1,537,849
9,983	AmerisourceBergen Corporation	452,529
20,199	Cardinal Health, Inc.	1,263,043
15,674	CIGNA Corporation	835,267
8,660	Coventry Health Care, Inc. †	538,739
14,288	Express Scripts, Inc. †	797,556
9,340	Humana, Inc. †	652,679
6,499	Laboratory Corporation of America Holdings †	508,417
4,056	Manor Care, Inc.	261,206
16,402	McKesson Corporation	964,274
15,004	Medco Health Solutions, Inc. †	1,356,212
7,754	Patterson Companies, Inc. †	299,382
8,662	Quest Diagnostics Incorporated	500,404
26,958	Tenet Healthcare Corporation †	90,579
73,414	UnitedHealth Group, Inc.	3,555,440
33,459	WellPoint, Inc. †	2,640,584

		16,254,160

8

Health Care Technology — 0.0% #
10,803	IMS Health, Inc.	331,004

Life Sciences Tools & Services — 0.3%
10,161	Applera Corporation - Applied Biosystems Group	351,977
2,989	Millipore Corporation †	226,566
6,825	PerkinElmer, Inc.	199,358
23,637	Thermo Fisher Scientific †	1,364,328
5,530	Waters Corporation †	370,068

		2,512,297

Pharmaceuticals — 5.9%
85,637	Abbott Laboratories	4,591,856
17,039	Allergan, Inc.	1,098,504
5,940	Barr Pharmaceuticals, Inc. †	338,045
109,600	Bristol-Myers Squibb Company	3,158,672
54,682	Eli Lilly and Company	3,113,046
17,518	Forest Laboratories, Inc. †	653,246
160,391	Johnson & Johnson (d)	10,537,689
13,886	King Pharmaceuticals, Inc. †	162,744
120,597	Merck & Co., Inc.	6,233,659
13,786	Mylan Laboratories, Inc.	220,025
383,848	Pfizer Inc. (d)	9,377,407
89,734	Schering-Plough Corporation	2,838,286
5,679	Watson Pharmaceuticals, Inc. †	184,000
74,509	Wyeth	3,319,376

		45,826,555

Total Health Care		86,895,042

Industrials — 11.0%
Aerospace & Defense — 2.7%
43,427	Boeing Company (The)	4,559,401
22,481	General Dynamics Corporation	1,898,970
6,940	Goodrich Corporation	473,516
41,470	Honeywell International, Inc.	2,466,221
6,984	L-3 Communications Holdings, Inc.	713,346
19,240	Lockheed Martin Corporation	2,087,348
19,044	Northrop Grumman Corporation	1,485,432
7,638	Precision Castparts Corp.	1,130,271
24,233	Raytheon Company	1,546,550
9,235	Rockwell Collins, Inc.	674,524
54,957	United Technologies Corporation	4,422,939

		21,458,518

Air Freight & Logistics — 0.9%
9,564	C.H. Robinson Worldwide, Inc.	519,230
17,109	FedEx Corporation	1,792,168
58,171	United Parcel Service, Inc., Class B	4,368,642

		6,680,040

9

Airlines — 0.1%
41,410	Southwest Airlines Co.	612,868

Building Products — 0.1%
10,022	American Standard Companies, Inc.	356,984
20,344	Masco Corporation	471,370

		828,354

Commercial Services & Supplies — 0.5%
15,979	Allied Waste Industries, Inc. †	203,732
5,900	Avery Dennison Corporation	336,418
7,474	Cintas Corporation	277,285
7,907	Equifax, Inc.	301,415
7,442	Monster Worldwide, Inc. †	253,475
12,183	Pitney Bowes, Inc.	553,352
12,307	R.R. Donnelley & Sons Company	449,944
9,084	Robert Half International, Inc.	271,248
28,765	Waste Management, Inc.	1,085,591

		3,732,460

Construction & Engineering — 0.1%
4,893	Fluor Corporation	704,494

Electrical Equipment — 0.4%
10,178	Cooper Industries, Ltd., Class A	519,994
43,887	Emerson Electric Co.	2,335,666
8,453	Rockwell Automation, Inc.	587,568

		3,443,228

Industrial Conglomerates — 3.8%
39,664	3M Company	3,711,757
567,765	General Electric Company (d)	23,505,471
13,837	Textron, Inc.	860,800
27,547	Tyco International Ltd.	1,221,434

		29,299,462

Machinery — 1.7%
35,417	Caterpillar, Inc.	2,777,755
5,765	Cummins, Inc.	737,286
13,661	Danaher Corporation	1,129,901
12,294	Deere & Company	1,824,675
11,336	Dover Corporation	577,569
8,073	Eaton Corporation	799,550
23,248	Illinois Tool Works, Inc.	1,386,511
15,884	Ingersoll-Rand Company Limited, Class A	865,201
10,034	ITT Industries, Inc.	681,610
13,775	PACCAR Inc.	1,174,319
6,793	Pall Corporation	264,248
6,437	Parker-Hannifin Corporation	719,850
5,646	Terex Corporation †	502,607

		13,441,082

10

Road & Rail — 0.7%
16,646	Burlington Northern Santa Fe Corporation	1,351,156
24,326	CSX Corporation	1,039,450
21,810	Norfolk Southern Corporation	1,132,157
3,315	Ryder System, Inc.	162,435
14,762	Union Pacific Corporation	1,668,992

		5,354,190

Trading Companies & Distributors — 0.0% #
3,974	W.W. Grainger, Inc.	362,389

Total Industrials		85,917,085

Information Technology — 15.5%
Communications Equipment — 2.8%
25,319	Avaya, Inc. †	429,410
4,866	Ciena Corp. †	185,297
337,510	Cisco Systems, Inc. †	11,174,956
87,163	Corning, Incorporated	2,148,568
12,036	JDS Uniphase Corporation †	180,059
28,487	Juniper Networks, Inc. †	1,042,909
128,257	Motorola, Inc.	2,376,602
92,773	QUALCOMM Incorporated	3,920,587
24,286	Tellabs, Inc. †	231,203

		21,689,591

Computers & Peripherals — 4.1%
48,188	Apple Inc. †	7,398,786
125,875	Dell Inc. †	3,474,150
116,215	EMC Corporation †	2,417,272
142,856	Hewlett-Packard Company	7,112,800
75,383	International Business Machines Corporation (d)	8,880,117
5,236	Lexmark International, Inc., Class A †	217,451
19,716	Network Appliance, Inc. †	530,558
8,381	QLogic Corporation †	112,724
12,625	SanDisk Corporation †	695,638
196,022	Sun Microsystems, Inc. †	1,099,683
10,000	Teradata Corporation †	260,700

		32,199,879

Electronic Equipment & Instruments — 0.4%
21,419	Agilent Technologies, Inc. †	789,933
11,501	Jabil Circuit, Inc.	262,683
8,094	Molex Incorporated	217,971
51,523	Solectron Corporation †	200,940
4,330	Tektronix, Inc.	120,114
27,550	Tyco Electronics Ltd.	976,096

		2,567,737

11

Information Technology Services — 0.8%
5,516	Affiliated Computer Services, Inc., Class A †	277,124
29,427	Automatic Data Processing, Inc.	1,351,582
8,012	Cognizant Technology Solutions Corporation, Class A †	639,117
9,641	Computer Sciences Corporation †	538,932
7,802	Convergys Corporation †	135,443
28,201	Electronic Data Systems Corporation	615,910
9,323	Fidelity National Information Services, Inc.	413,661
9,246	Fiserv, Inc. †	470,251
18,849	Paychex, Inc.	772,809
19,819	Unisys Corporation †	131,202
42,814	Western Union Company (The)	897,810

		6,243,841

Internet Software & Services — 1.6%
9,176	Akamai Technologies, Inc. †	263,627
63,219	eBay Inc. †	2,466,805
12,799	Google Inc., Class A †	7,260,489
13,511	VeriSign, Inc. †	455,861
74,650	Yahoo! Inc. †	2,003,606

		12,450,388

Office Electronics — 0.1%
51,858	Xerox Corporation †	899,218

Semiconductors & Semiconductor Equipment — 2.6%
30,476	Advanced Micro Devices, Inc. †	402,283
19,730	Altera Corporation	475,098
17,243	Analog Devices, Inc.	623,507
76,364	Applied Materials, Inc.	1,580,735
25,994	Broadcom Corporation, Class A †	947,221
323,608	Intel Corporation	8,368,503
10,703	KLA-Tencor Corporation	597,013
12,301	Linear Technology Corporation	430,412
39,678	LSI Logic Corporation †	294,411
12,472	MEMC Electronic Materials, Inc. †	734,102
12,048	Microchip Technology Incorporated	437,583
41,940	Micron Technology, Inc. †	465,534
13,321	National Semiconductor Corporation	361,266
6,861	Novellus Systems, Inc. †	187,031
30,411	NVIDIA Corporation †	1,102,095
10,812	Teradyne, Inc. †	149,206
79,189	Texas Instruments Incorporated	2,897,526
16,396	Xilinx, Inc.	428,591

		20,482,117

Software — 3.1%
32,606	Adobe Systems Incorporated †	1,423,578
12,744	Autodesk, Inc. †	636,818
11,148	BMC Software, Inc. †	348,152

12

21,535	CA, Inc.	553,880
9,960	Citrix Systems, Inc. †	401,587
17,163	Compuware Corporation †	137,647
17,235	Electronic Arts, Inc. †	964,988
18,779	Intuit Inc. †	569,004
446,786	Microsoft Corporation (d)	13,162,316
19,849	Novell, Inc. †	151,646
218,160	Oracle Corporation †	4,723,164
49,838	Symantec Corporation †	965,860

		24,038,640

Total Information Technology		120,571,411

Materials — 3.1%
Chemicals — 1.6%
11,973	Air Products and Chemicals, Inc.	1,170,480
3,097	Ashland Inc.	186,470
52,645	Dow Chemical Company (The)	2,266,894
51,008	E.I. du Pont de Nemours and Company	2,527,956
4,657	Eastman Chemical Company	310,762
9,650	Ecolab, Inc.	455,480
6,644	Hercules, Inc.	139,657
4,947	International Flavors & Fragrances, Inc.	261,498
30,225	Monsanto Company	2,591,492
9,090	PPG Industries, Inc.	686,750
17,723	Praxair, Inc.	1,484,478
7,611	Rohm & Haas Company	423,704
7,275	Sigma-Aldrich Corporation	354,584

		12,860,205

Construction Materials — 0.1%
5,294	Vulcan Materials Company	471,960

Containers & Packaging — 0.1%
5,674	Ball Corporation	304,978
5,790	Bemis Company, Inc.	168,547
7,243	Pactiv Corporation †	207,584
8,949	Sealed Air Corporation	228,737
5,872	Temple-Inland, Inc.	309,043

		1,218,889

Metals & Mining — 1.0%
48,986	Alcoa, Inc.	1,916,332
5,664	Allegheny Technologies Incorporated	622,757
21,152	Freeport-McMoRan Copper & Gold, Inc., Class B	2,218,633
25,020	Newmont Mining Corporation	1,119,145
15,953	Nucor Corporation	948,725
6,550	United States Steel Corporation	693,907

		7,519,499

13

Paper & Forest Products — 0.3%
23,807	International Paper Company	853,957
10,163	MeadWestvaco Corporation	300,114
11,961	Weyerhaeuser Company	864,780

		2,018,851

Total Materials		24,089,404

Telecommunication Services — 3.6%
Diversified Telecommunication Services — 3.0%
337,958	AT&T Inc.	14,299,003
6,242	CenturyTel, Inc.	288,505
18,854	Citizens Communications Company	269,989
8,454	Embarq Corporation	470,043
88,527	Qwest Communications International, Inc. †	810,907
160,836	Verizon Communications Inc.	7,121,818
26,453	Windstream Corporation	373,517

		23,633,782

Wireless Telecommunication Services — 0.6%
19,417	ALLTEL Corporation	1,352,976
157,738	Sprint Nextel Corporation	2,997,022

		4,349,998

Total Telecommunication Services		27,983,780

Utilities — 3.3%
Electric Utilities — 1.7%
9,202	Allegheny Energy, Inc. †	480,897
22,120	American Electric Power Company, Inc.	1,019,290
69,832	Duke Energy Corporation	1,305,160
18,053	Edison International	1,001,039
10,843	Entergy Corporation	1,174,188
37,357	Exelon Corporation	2,815,223
16,891	FirstEnergy Corp.	1,069,876
22,543	FPL Group, Inc.	1,372,418
5,558	Pinnacle West Capital Corporation	219,597
21,228	PPL Corporation	982,856
14,346	Progress Energy, Inc.	672,110
41,915	Southern Company (The)	1,520,676

		13,633,330

Gas Utilities — 0.1%
2,566	Nicor, Inc.	110,082
9,566	Questar Corporation	502,502

		612,584

14

Independent Power Producers & Energy Traders — 0.5%
37,049	AES Corporation (The) †	742,462
10,001	Constellation Energy Group, Inc.	857,986
27,461	Dynegy Inc., Class A †	253,739
25,553	TXU Corp.	1,749,614

		3,603,801

Multi-Industry — 1.0%
11,503	Ameren Corporation	603,907
17,797	CenterPoint Energy, Inc.	285,286
12,444	CMS Energy Corporation	209,308
15,015	Consolidated Edison, Inc.	695,194
16,126	Dominion Resources, Inc.	1,359,422
9,456	DTE Energy Company	458,049
4,211	Integrys Energy Group, Inc.	215,729
15,191	NiSource, Inc.	290,756
19,580	PG&E Corporation	935,924
14,090	Public Service Enterprise Group, Inc.	1,239,779
14,630	Sempra Energy	850,296
11,944	TECO Energy, Inc.	196,240
23,305	Xcel Energy, Inc.	501,990

		7,841,880

Total Utilities		25,691,595

TOTAL COMMON STOCKS
(Cost $322,587,151)		745,792,905

INVESTMENT COMPANY SECURITIES — 4.2%
Financials — 0.1%
10,413	American Capital Strategies, Ltd.	444,948

Multi-Industry — 4.1%
32,444,464	Institutional Money Market Fund (f)	32,444,464

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $32,931,437)		32,889,412

Principal Amount

U.S. TREASURY BILL — 0.3%
(Cost $1,967,839)
$2,000,000	4.75% due 01/31/2008 (d),(g)	1,967,839

TOTAL INVESTMENTS
(Cost $357,486,427)(c)	100.1%	$780,650,156

†	Non-income producing security.

#	Amount represents less than 0.05% of net assets.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of

15

Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset vale of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $433,802,676, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $10,638,947 and net appreciation for financial reporting purposes was $423,163,729. At September 30, 2007, aggregate cost for financial reporting purposes was $357,486,427.

(d)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

(e)	Affiliated company security. The term “affiliated company” includes any company with control over an investment advisor or sub-advisor to the Fund. At, or during the period ended September 30, 2007, the Fund held securities of the following affiliated company:

		Purchased		Sold
Affiliated	Value at					Value at
Company	06/30/07	Cost	Shares	Proceeds	Shares	09/30/07

Comerica Incorporated	$549,324	$—	—	$40,574	759	$434,752

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(g)	Rate represents annualized yield at date of purchase.

(h)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

16

Munder Intermediate Bond Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Principal
Amount		Value(b),(n)

ASSET-BACKED SECURITIES — 7.2%
Auto Loan — 0.1%
$191,810	WFS Financial Owner Trust, Series 2003-4, Class C, 3.020% due 05/20/2011	$191,538

Credit Card — 5.2%
1,560,000	Capital One Multi-Asset Execution Trust, Series 2003-C1, Class C1, 8.303% due 03/15/2011 (e)	1,575,208
4,500,000	Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.450% due 05/10/2013	4,571,457
2,400,000	MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7, 5.853% due 12/15/2011 (e)	2,395,029
5,050,000	MBNA Master Credit Card Trust, Series 2000-E, Class A, 7.800% due 10/15/2012	5,421,694

		13,963,388

Home Equity Loans — 0.2%
149,771	Contimortgage Home Equity Loan, Series 1997-2, Pass thru Certificate, Class A9, 7.090% due 04/15/2028	149,484
330,587	Wachovia Asset Securitization, Inc., Series 2003-HE1 Trust, Series A1, 5.421% due 03/25/2033 (e)	328,300

		477,784

Time Share Receivables — 0.8%
2,332,373	Marriott Vacation Club Owner Trust, Series 2004-2A, Class A, 144A, 4.192% due 10/20/2026 (f),(g),(h)	2,245,030

Utilities — 0.5%
1,319,037	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.730% due 11/01/2010	1,323,327

1

Other — 0.4%
1,800,000	ELM BV, 144A, YNK, 21.588% due 06/20/2013 (e),(f),(g),(i),(j)	1,068,300

TOTAL ASSET-BACKED SECURITIES
(Cost $20,244,965)		19,269,367

CORPORATE BONDS AND NOTES — 50.7%
Financials — 28.5%
5,000,000	AIG SunAmerica Institutional, MTN, YNK, 5.750% due 02/16/2009	5,057,210
1,790,000	Allied Capital Corporation, 6.625% due 07/15/2011	1,829,774
2,000,000	Banco Mercantil del Norte S.A., 144A, YNK, (becomes variable February 2009), 5.875% due 02/17/2014 (e),(f),(g),(i)	1,987,000
3,315,000	Bank of New York Company, Inc., (becomes variable March 2008), 3.400% due 03/15/2013	3,288,241
4,850,000	CIT Group Inc., 5.400% due 03/07/2013 (d)	4,548,388
4,890,000	Citigroup, Inc., 6.000% due 08/15/2017	5,003,560
2,000,000	City National Corporation, 5.125% due 02/15/2013	1,930,036
2,000,000	Countrywide Home Loans, Inc., MTN, 5.625% due 07/15/2009	1,878,314
4,550,000	Developers Diversified Realty Corp., 3.875% due 01/30/2009	4,477,637
6,500,000	General Electric Capital Corporation, MTN, 7.375% due 01/19/2010	6,823,200
985,000	HSBC Finance Corporation, 5.500% due 01/19/2016 (d)	956,484
3,000,000	Independence Community Bank Corporation (becomes variable April 2009), 3.750% due 04/01/2014	2,920,098
5,000,000	Inter-American Development Bank, YNK, 7.375% due 01/15/2010 (d)	5,322,980
2,650,000	International Lease Finance Corporation, MTN, 4.375% due 11/01/2009	2,627,904
3,365,000	Landesbank Baden-Wurttemberg, New York, MTN, 6.350% due 04/01/2012	3,576,322
800,000	Pemex Finance Ltd., YNK, 9.690% due 08/15/2009	832,000
1,695,000	PNC Funding Corp., 5.625% due 02/01/2017 (d)	1,656,613
6,900,000	Protective Life Secured Trust, MTN, 3.700% due 11/24/2008	6,761,041

2

1,750,000	RBS Capital Trust I, (becomes variable June 2013), 4.709% due 12/29/2049	1,631,998
1,820,000	SLM Corporation, MTN, 5.520% due 07/26/2010 (d),(e)	1,713,204
3,000,000	Stancorp Financial Group, 6.900% due 05/29/2067 (e)	2,891,547
800,000	Suntrust Bank, 5.450% due 12/01/2017	773,824
5,000,000	UBS Preferred Funding Trust II, (becomes variable June 2011), 7.247% due 06/26/2049	5,296,135
2,656,000	Westdeutsche Landesbank, 4.796% due 07/15/2015 (d)	2,579,104

		76,362,614

Industrials — 19.9%
4,000,000	Abbott Laboratories, 5.875% due 05/15/2016	4,036,008
1,500,000	Allied Waste North America, Inc., 6.375% due 04/15/2011 (d)	1,503,750
3,485,000	American Standard, Inc., 7.375% due 02/01/2008	3,501,536
2,100,000	AstraZeneca PLC, 5.400% due 09/15/2012 (d)	2,116,510
	Centex Corp.:
3,000,000	5.800% due 09/15/2009 (d)	2,953,377
4,000,000	6.500% due 05/01/2016 (d)	3,648,536
1,552,000	Coca-Cola Enterprises, Inc., 8.500% due 02/01/2022	1,916,113
4,475,000	Corporacion Andina de Fomento, YNK, 5.125% due 05/05/2015	4,273,196
2,945,000	Home Depot Inc., 5.400% due 03/01/2016	2,759,182
2,155,000	Lowe’s Companies, Inc., 6.100% due 09/15/2017 (d)	2,177,332
1,000,000	Sunoco Inc., 5.750% due 01/15/2017	983,691
1,470,000	Swift Energy Co., 7.625% due 07/15/2011 (d)	1,473,675
1,050,000	Toyota Motor Credit Corporation, 5.500% due 12/15/2008	1,055,224
3,255,000	Unilever Capital Corporation, 7.125% due 11/01/2010 (d)	3,457,695
5,000,000	Union Texas Petroleum Holdings, Inc., MAPS, (becomes variable April 2008), 7.000% due 04/15/2008	5,064,900
4,300,000	Wal-Mart Stores, Inc., 5.800% due 02/15/2018	4,329,752

3

2,400,000	Waste Management Inc., 6.875% due 05/15/2009	2,480,662
1,500,000	Westlake Chemical Corp., 6.625% due 01/15/2016	1,425,000
4,000,000	WMC Finance USA, YNK, 5.125% due 05/15/2013	3,941,560

		53,097,699

Utilities — 2.3%
2,735,000	Cleveland Electric Illumination Co., 5.700% due 04/01/2017	2,661,040
3,500,000	Virginia Electric & Power Company, 4.100% due 12/15/2008	3,470,758

		6,131,798

TOTAL CORPORATE BONDS AND NOTES
(Cost $137,473,290)		135,592,111

MORTGAGE-BACKED SECURITIES — 24.7%
Collateralized Mortgage Obligations (CMO) – Agency — 10.8%
	FHLMC:
2,150,253	Series 1650 Class J, 6.500% due 06/15/2023	2,171,304
4,000,000	Series 2734 Class PD, 5.000% due 01/15/2027	4,003,662
8,000,000	Series 2780 Class TC, 5.000% due 05/15/2027	8,008,898
4,500,000	Series 2802 Class NC, 5.000% due 05/15/2028	4,510,527
5,000,000	Series 3022, Class MB, 5.000% due 12/15/2028	4,975,631
3,000,000	Series 3098, Class PC, 5.000% due 03/15/2029	2,975,625
	FNMA:
1,218,137	Series 2003-63, Class GU, 4.000% due 07/25/2033	1,206,690
951,188	Series 2006-97, Class MA, 6.000% due 06/25/2016	962,008

		28,814,345

Commercial Mortgage-Backed Securities — 9.6%
562,627	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.109% due 11/15/2031	566,481
6,000,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR5, Class A2, 4.254% due 07/11/2042	5,914,181
1,915,000	First Union National Bank – Chase Commercial Mortgage, Series 1999-C2, Class C, 6.944% due 06/15/2031	1,967,306

4

	GE Capital Commercial Mortgage Corporation:
2,000,000	Series 2003-C2, Class A4, 5.145% due 07/10/2037	1,982,243
6,000,000	Series 2005-C1, Class A2, 4.353% due 06/10/2048	5,911,908
3,000,000	Morgan Stanley Capital I Inc., Series 2004-HQ4, Class A6, 4.830% due 04/14/2040	2,928,416
6,490,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class APB1, 5.647% due 05/15/2043 (e)	6,588,153

		25,858,688

Mortgage Pass-Through Securities — 4.3%
	FHLMC:
54,864	Pool #A00813, Gold, 9.000% due 10/01/2020	58,180
236,503	Pool #F70013, Gold, 7.000% due 12/01/2011	243,083
	FNMA:
144,872	Pool #070225, 7.500% due 08/01/2018	151,342
339,071	Pool #250550, 6.500% due 05/01/2026	347,921
547,998	Pool #251518, 6.000% due 02/01/2013	557,957
638,232	Pool #251760, 6.000% due 06/01/2013	647,742
584,719	Pool #323406, 6.019% due 11/01/2008	586,102
117,268	Pool #490365, 7.205% due 12/01/2028 (e)	118,625
1,766,626	Pool #555290, 4.875% due 02/01/2013	1,735,828
731,398	Pool #790362, 4.895% due 08/01/2034 (e)	728,540
4,869,959	Pool #780620, 5.500% due 05/01/2034	4,783,686
	GNMA:
106,045	Pool #780077, 8.000% due 03/15/2025	112,582
1,358,945	Pool #781008, 6.000% due 03/15/2029	1,372,403

		11,443,991

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $66,371,928)		66,117,024

5

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.9%
Government Sponsored Enterprises (GSE) — 1.9%
	FHLB,
2,000,000	5.125% due 06/13/2008 (d)	2,004,762
	FHLMC,
1,200,000	4.875% due 11/15/2013	1,207,236
	FNMA:
1,050,000	6.000% due 05/15/2011 (d)	1,102,467
625,000	7.125% due 06/15/2010 (d)	667,376

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,953,731)		4,981,841

U.S. TREASURY OBLIGATIONS — 11.4%
U.S. Treasury Bonds — 1.7%
3,795,000	7.500% due 11/15/2016 (d)	4,610,037

U.S. Treasury Notes — 9.7%
4,700,000	4.250% due 11/15/2013 (d)	4,686,412
2,000,000	4.250% due 08/15/2014 (d)	1,985,938
7,980,000	4.625% due 07/31/2012 (d)	8,119,028
3,800,000	4.625% due 02/15/2017 (d)	3,817,514
1,905,000	4.750% due 05/15/2014 (d)	1,947,862
100,000	4.750% due 08/15/2017 (d)	101,344
700,000	5.000% due 08/15/2011 (d)	723,242
3,675,000	7.250% due 05/15/2016 (d)	4,374,687

		25,756,027

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $30,082,403)		30,366,064

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
(Cost $1,996,395)
Government — 0.7%
2,000,000	Korea Development Bank, YNK, 4.625% due 09/16/2010	1,979,598

Shares

INVESTMENT COMPANY SECURITY — 2.2%
(Cost $6,003,385)
6,003,385	Institutional Money Market Fund (k)	6,003,385

COLLATERAL FOR SECURITIES ON LOAN (c) — 19.5%
(Cost $52,189,644)
52,189,644	State Street Navigator Securities Lending Trust — Prime Portfolio (l)	52,189,644

TOTAL INVESTMENTS
(Cost $319,315,741)(m)	118.3%	$316,499,034

6

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. The value of securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2007.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that has been deemed by Munder Capital Management, the Fund’s investment advisor, to be liquid.

(i)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2007 securities subject to restrictions on resale that have not been deemed to be liquid represent $3,055,300, 1.1% of net assets.

Security	Acquisition Date	Cost

Banco Mercantil del Norte S.A., 144A, YNK, 5.875% due 02/17/2014	02/10/2004	$1,997,306
ELM BV, 144A, YNK, 21.588% due 06/20/2013	06/13/2006	1,800,000

(j)	Fair valued security as of September 30, 2007, (see note (b) above). At September 30, 2007, these securities represent $1,068,300, 0.4% of net assets.

7

(k)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(l)	At September 30, 2007, the market value of the securities on loan is $51,163,673.

(m)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,614,890, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,431,597 and net depreciation for financial reporting purposes was $2,816,707. At September 30, 2007, aggregate cost for financial reporting purposes was $319,315,741.

(n)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.
ABBREVIATIONS:
FHLB  — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MAPS — Mandatory Putable Remarketable Security
MTN   — Medium Term Note
YNK   — Yankee Security

8

Munder International Bond Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a),(b)

Principal
Amount			Value(c),(i)

FOREIGN BONDS AND NOTES — 97.6%
Canadian Dollar — 3.2%
Government — 3.2%
CAD	2,000,000	Government of Canada, 5.000% due 06/01/2014	$2,094,948

Danish Krone — 1.2%
Government — 1.2%
DKK	3,750,000	Kingdom of Denmark, 6.000% due 11/15/2011	762,866

Euro — 50.7%
Corporate — 13.2%
EUR	1,200,000	Banco Bilbao Vizcaya Argentaria S.A., 5.750% due 09/27/2010	1,768,174
EUR	1,000,000	Bank Nederlandse Gemeenten NV, MTN, 4.375% due 07/04/2013	1,419,996
EUR	500,000	Bank of America Corporation, 4.750% due 05/06/2019 (becomes variable 05/16/2014)	684,298
EUR	1,200,000	CIT Group, Inc., 4.250% due 03/17/2015	1,485,059
EUR	500,000	Diageo Capital BV, MTN, 3.875% due 01/06/2009	705,773
EUR	1,750,000	European Investment Bank, 4.625% due 04/15/2020	2,499,105

			8,562,405

Government – 37.5%
EUR	225,000	Federal Republic of Germany, 5.250% due 07/04/2010	330,191
EUR	2,460,000	Kingdom of Belgium, 5.500% due 03/28/2028	3,880,123
EUR	1,645,000	Kingdom of Netherlands, 5.500% due 01/15/2028	2,608,592
		Republic of Austria:
EUR	1,770,000	4.300% due 07/15/2014	2,521,584
EUR	1,100,000	4.650% due 01/15/2018	1,594,363
EUR	1,750,000	Republic of Finland, 5.375% due 07/04/2013	2,633,109
		Republic of France:
EUR	1,015,000	4.000% due 10/25/2013	1,426,613
EUR	1,125,000	5.500% due 04/25/2029	1,783,286

1

		Republic of Greece,
EUR	1,500,000	4.500% due 05/20/2014	2,146,197
		Republic of Italy:
EUR	543,205	1.650% due 09/15/2008, IPS	771,097
EUR	2,000,000	4.000% due 02/01/2017	2,738,536
EUR	750,000	5.000% due 02/01/2012	1,100,616
EUR	500,000	Republic of South Africa, 5.250% due 05/16/2013	716,326

			24,250,633

			32,813,038

Great Britain Pound — 4.7%
Corporate — 4.7%
GBP	1,500,000	KfW Bankengruppe, 5.375% due 01/29/2014	3,036,254

Japanese Yen — 27.4%
Corporate — 10.2%
JPY	176,000,000	ASIF III Jersey Ltd., MTN, 0.950% due 07/15/2009	1,524,981
JPY	189,000,000	Bayerische Landesbank, MTN, 1.400% due 04/22/2013	1,646,340
JPY	100,000,000	General Electric Capital Corporation, 1.900% due 08/06/2009	881,409
JPY	122,000,000	Landwirtschaftliche Rentenbank, MTN, 0.650% due 09/30/2008	1,058,918
JPY	165,000,000	Procter & Gamble Company, 2.000% due 06/21/2010	1,465,338

			6,576,986

Government – 17.2%
JPY	175,000,000	Development Bank of Japan, Global Bond, 1.750% due 06/21/2010 (e)	1,551,245
JPY	500,000,000	Government of Japan, 1.400% due 06/20/2011	4,404,114
JPY	203,000,000	Japan Financial Corporation for Municipal Enterprises, 1.350% due 11/26/2013	1,765,371
JPY	154,000,000	Province of Quebec, 1.600% due 05/09/2013	1,350,946
		Republic of Italy:
JPY	95,000,000	0.650% due 03/20/2009 (e)	823,101
JPY	140,000,000	1.800% due 02/23/2010	1,238,845

			11,133,622

			17,710,608

2

Norwegian Krone — 5.0%
Government — 5.0%
		Kingdom of Norway:
NOK	10,000,000	4.250% due 05/19/2017	1,762,274
NOK	7,250,000	6.500% due 05/15/2013	1,455,943

			3,218,217

Swedish Krona — 5.4%
Government — 5.4%
		Government of Sweden:
SEK	15,000,000	4.000% due 12/01/2009	2,322,822
SEK	7,500,000	5.250% due 03/15/2011	1,202,379

			3,525,201

TOTAL FOREIGN BONDS AND NOTES
(Cost $57,955,109)			63,161,132

INVESTMENT COMPANY SECURITY — 0.8%
(Cost $521,840)
USD	521,840	Institutional Money Market Fund (f)	521,840

COLLATERAL FOR SECURITIES ON LOAN(d) — 3.8%
(Cost $2,490,500)
USD	2,490,500	State Street Navigator Securities Trust — Prime Portfolio (g)	2,490,500

TOTAL INVESTMENTS
(Cost $60,967,449)(h)	102.2%	$66,173,472

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	The Fund primarily invests in foreign securities. Investing in securities of foreign companies and/or foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and/or U.S. government securities. These risks include fluctuation of currency values and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. government. As of September 30, 2007, more than 25% of the Fund’s assets were invested in securities denominated in yen and more than 50% of the Fund’s assets were invested in securities denominated in euros. When the Fund concentrates its investments in one or more foreign currencies, adverse market conditions impacting those currencies may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities

3

exchanges. Fair valuations involve a review of relevant factors, including without limitation, movements in U.S. equity markets following the close of foreign markets, country-specific information, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(g)	At September 30, 2007, the market value of the securities on loan is $2,389,620.

(h)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,691,459, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $485,436 and net appreciation for financial reporting purposes was $5,206,023. At September 30, 2007, aggregate cost for financial reporting purposes was $60,967,449.

(i)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.
ABBREVIATIONS:
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro
GBP — Great Britain Pound
IPS  — Inflation Protected Security
JPY — Japanese Yen
MTN — Medium Term Note
NOK — Norwegian Krone
SEK — Swedish Krona
USD — United States Dollar

4

Munder International Equity Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a),(b)

Shares		Value(c),(j)

COMMON STOCKS — 99.7%
Australia — 5.3%
59,500	AMP Limited	$556,484
129,600	Ansell Limited	1,437,507
51,500	Caltex Australia Limited	1,075,743
46,500	Commonwealth Bank of Australia	2,326,752
67,700	Lend Lease Corporation Limited	1,135,391
170,000	Macquarie Airports Management Limited	656,195
655,500	Pacific Brands Limited	1,803,140
243,301	Qantas Airways Limited	1,204,684
45,300	QBE Insurance Group Limited	1,358,657
52,300	Santos Limited	698,446
9,300	Santos Limited, ADR (e)	498,015
107,100	Symbion Health Limited	396,297
3,800	Westpac Banking Corporation, ADR (e)	478,040

		13,625,351

Austria — 0.4%
860	A-TEC Industries AG	164,204
19,800	Zumtobel AG	753,843

		918,047

Belgium — 0.8%
210	Banque Nationale de Belgique	1,013,636
18,800	Dexia S.A.	569,399
12,550	Fortis, ADR (e)	437,054

		2,020,089

Denmark — 1.8%
60,000	Danske Bank A/ S, ADR	1,219,500
19,400	FLSmidth & Co. A/ S	2,063,237
3,950	Topdanmark A/ S †	649,783
10,400	TrygVesta A/ S	833,528

		4,766,048

Finland — 2.6%
24,700	Kesko Oyj, B Shares	1,640,944
29,000	Outotec Oyj	2,046,951
16,500	Rautaruukki Oyj	999,712
55,000	Sampo Oyj, A Shares	1,679,127
12,500	Stora Enso Oyj, ADR	241,750

		6,608,484

1

France — 10.1%
26,000	Air France-KLM	955,415
12,100	Alcatel-Lucent, ADR (e)	123,178
15,670	AXA	701,175
36,800	AXA, ADR	1,641,648
10,000	BNP Paribas	1,094,274
18,500	BNP Paribas, ADR	1,008,712
12,850	Cap Gemini S.A.	791,940
16,200	Casino Guichard-Perrachon SA	1,698,802
10,200	CNP Assurances	1,304,804
18,900	Credit Agricole S.A.	729,010
117,900	France Telecom, ADR	3,942,576
14,900	Peugeot S.A., ADR	1,229,995
7,100	Rallye SA	506,212
5,800	Renault S.A.	840,449
13,500	Rexel S.A. †	242,169
4,650	Sanofi-Aventis	393,729
18,791	Sanofi-Aventis, ADR	797,114
78,600	SCOR	2,105,977
21,500	Societe Generale, ADR	721,325
17,400	Suez, S.A., ADR (e)	1,020,945
14,972	Total S.A.	1,217,338
20,010	Total S.A., ADR	1,621,410
31,400	Vivendi Universal, S.A.	1,325,335

		26,013,532

Germany — 9.3%
2,469	Allianz SE	576,862
87,300	Allianz SE, ADR (e)	2,031,471
17,400	ALTANA Aktiengesellschaft (e)	418,905
3,000	AMB Generali Holding AG	469,152
10,600	BASF Aktiengesellschaft, ADR	1,457,765
5,000	Deutsche Bank AG	644,387
5,200	Deutsche Bank AG, GRS (e)	667,628
74,400	Deutsche Lufthansa AG, ADR	2,139,000
67,688	Deutsche Telekom AG	1,330,041
15,950	E.ON AG	2,948,974
28,650	E.ON AG, ADR	1,758,250
21,150	freenet AG	577,542
7,100	Klöckner & Co. AG	490,722
8,675	MAN AG	1,262,370
18,650	Muenchener Rueckversicherungs-Gesellschaft AG	3,584,068
8,900	Salzgitter AG	1,748,052
11,200	ThyssenKrupp AG	713,248
27,000	Volkswagen AG, ADR	1,219,725

		24,038,162

2

Hong Kong — 1.5%
341,000	China Netcom Group Corporation (Hong Kong) Limited	912,392
85,000	Orient Overseas (International) Limited	809,123
308,800	Vtech Holdings Limited	2,282,082

		4,003,597

Indonesia — 0.0%
7,150	PT. Toba Pulp Lestari Tbk., ADR †,(f)	0

Ireland — 0.9%
21,700	Allied Irish Banks, public limited company	526,033
83,900	Governor and Company of the Bank of the Ireland (The) (g)	1,561,265
1,900	Governor and Company of the Bank of the Ireland (The) (e),(g)	143,317

		2,230,615

Italy — 4.0%
53,100	Benetton Group S.p.A., ADR (e)	1,808,586
31,800	Enel S.p.A., ADR	1,792,566
58,311	ENI S.p.A.	2,161,031
5,500	Fondiaria-SAI S.p.A.	258,261
98,000	IFIL Investments S.p.A.	1,056,458
26,300	Recordati S.p.A.	248,641
80,700	Saras S.p.A.	492,517
46,900	Telecom Italia S.p.A., ADR (g)	1,419,663
5,611	Telecom Italia S.p.A., ADR (g)	134,384
97,608	UniCredito Italiano	834,965

		10,207,072

Japan — 20.4%
30,600	Acom Co., Ltd.	681,983
60,500	Aioi Insurance Company, Limited	351,839
24,900	Alfresa Holdings Corporation	1,588,970
39,000	Asahi Breweries, Ltd.	594,176
18,000	Astellas Pharma Inc.	863,448
209,000	Bosch Corporation	1,015,296
54,100	Brother Industries, Ltd.	692,352
19,200	Canon Inc.	1,048,048
30,899	Canon Inc., ADR (e)	1,677,507
21,600	Daito Trust Construction Co., Ltd.	1,041,780
81,000	Fuji Fire and Marine Insurance Co., Ltd.	276,429
96,000	Fuji Heavy Industries Ltd.	422,061
71,000	Fujitsu Limited	501,911
112,000	HASEKO Corporation †	268,141
14,000	Honda Motor Co., Ltd.	470,465
18,100	Honda Motor Co., Ltd., ADR (e)	603,816
245,500	Isuzu Motors Limited	1,406,338
58,850	ITOCHU Corporation	714,715
183,000	JFE Shoji Holdings, Inc.	1,264,981

3

375	KDDI CORPORATION	2,781,526
12,500	Konami Corporation	340,617
50,000	Kyowa Hakko Kogyo Co., Ltd.	514,952
67,925	Mediceo Paltac Holdings Co., Ltd.	1,038,404
46,800	Millea Holdings, Inc., ADR (e)	1,864,980
264,700	Mitsubishi Chemical Holdings Corporation	2,304,444
34,300	Mitsubishi Corporation, ADR (e)	2,171,019
19,000	Mitsubishi Electric Corporation, ADR (e)	2,364,075
79,000	Mitsubishi Materials Corporation	491,063
151,500	Nichirei Corporation	695,081
521	Nippon Paper Group, Inc.	1,610,195
109,000	Nippon Steel Corporation	784,773
67,200	Nippon Telegraph & Telephone Corporation, ADR (e)	1,563,744
103,000	Nissan Diesel Motor Co., Ltd. †	477,944
31,000	Nissan Motor Co., Ltd.	310,634
39,450	Nissan Motor Co., Ltd., ADR (e)	789,395
98,000	Nissay Dowa General Insurance Co., Ltd.	599,782
25,300	NS Solutions Corporation	700,422
62,000	Obayashi Corporation	287,155
5,000	Pacific Metals Co., Ltd.	77,178
7,300	Ricoh Company, Ltd., ADR (e)	764,675
57,000	Sompo Japan Insurance Inc.	654,037
47,000	Sumitomo Bakelite Co., Ltd.	270,465
109,000	Sumitomo Forestry Co., Ltd.	899,595
42,300	SUZUKEN CO., LTD.	1,425,160
15,600	Takeda Pharmaceutical Company Limited	1,097,358
8,700	Takefuji Corporation	172,690
107,000	Tanabe Seiyaku Co., Ltd.	1,350,716
46,700	Tokyo Electric Power Company, Incorporated (The)	1,179,036
136,900	Toshiba Corporation	1,278,838
22,000	Toyo Suisan Kaisha Ltd.	413,703
13,800	Toyota Boshoku Corporation	466,147
27,700	Toyota Motor Corporation, ADR (e)	3,237,022
35,000	Trend Micro Incorporated	1,514,386
18,400	Yamaha Corporation, ADR	412,484

		52,387,951

Netherlands — 5.4%
124,492	AEGON, NYR	2,369,083
16,900	ArcelorMittal	1,334,819
13,100	Nutreco Holding N.V.	925,965
13,900	Óce N.V.	292,157
64,700	Royal Dutch Shell plc, Class A, ADR (e)	5,317,046
13,360	Royal Dutch Shell plc, Class B	1,096,856
67,800	Unilever N.V., NYR	2,091,630
7,600	Univar N.V.	576,431

		14,003,987

4

Norway — 2.0%
47,600	Cermaq ASA	882,912
28,900	Leroy Seafood Group ASA	659,346
102,000	TANDBERG asa	2,454,811
45,438	Telenor ASA	910,235
5,100	Telenor ASA, ADR (e)	306,893

		5,214,197

Singapore — 2.3%
577,600	Neptune Orient Lines Limited	2,060,774
389,536	SembCorp Industries Ltd.	1,691,355
467,900	Singapore Petroleum Company Limited	2,141,851

		5,893,980

Spain — 3.2%
41,200	ACERINOX S.A.	1,239,607
18,300	ACS, Actividades de Construccion y Servicios, S.A.	1,009,872
151,110	Banco Santander Central Hispano, S.A., ADR	2,917,934
16,300	Endesa, S.A., ADR (e)	930,893
7,900	IBERDROLA, S.A.	464,118
33,700	Laboratorios Almirall S.A. †	735,714
26,100	Repsol YPF, S.A.	932,293

		8,230,431

Sweden — 3.0%
124,500	Aktiebolaget Volvo, ADR (e)	2,160,075
98,000	Nordea Bank AB	1,707,826
32,775	Skanska AB, B Shares	649,742
75,000	SSAB Svenskt Stal AB	2,775,795
12,200	Telefonaktiebolaget LM Ericsson	485,560

		7,778,998

Switzerland — 5.7%
5,700	Adecco S.A.	337,080
880	Banque Cantonale Vaudoise	394,932
45,700	Compagnie Financiere Richemont SA	3,028,349
38,550	Credit Suisse Group, ADR	2,557,021
1,705	Nestle S.A.	765,914
23,200	Nestle S.A., ADR	2,596,660
7,361	Novartis AG	406,222
26,832	Novartis AG, ADR	1,474,687
2,068	Swiss Life Holding	536,428
12,300	Swiss Reinsurance Company	1,095,563
49,700	Zurich Financial Services, ADR	1,491,000

		14,683,856

United Kingdom — 21.0%
47,866	Anglo American plc, ADR (e)	1,601,118
46,500	Antofagasta plc	725,434
39,400	AstraZeneca PLC, ADR (e)	1,972,758

5

30,700	Atkins WS plc	717,315
53,100	Aviva plc	799,609
15,600	Barclays PLC, ADR	758,472
179,000	Bodycote International plc	908,260
95,376	BP p.l.c.	1,107,415
53,400	BP p.l.c., ADR (e)	3,703,290
337,000	Brit Insurance Holdings PLC	2,354,647
10,391	British American Tobacco p.l.c. (e),(g)	747,944
19,200	British American Tobacco p.l.c. (g)	688,241
436,600	British Energy Group plc	4,774,596
56,700	Britvic PLC	374,706
13,500	Charter plc †	326,756
11,208	Diageo plc, ADR	983,278
366,300	DS Smith Plc	1,399,596
207,800	DSG International plc	573,964
342,900	EMI Group plc	1,859,168
147,000	GKN plc, ADR (e)	1,065,750
28,336	GlaxoSmithKline plc (e),(g)	1,507,475
31,943	GlaxoSmithKline plc (g)	847,658
14,200	Go-Ahead Group plc (The)	693,790
78,500	HBOS plc, ADR (e)	1,462,063
59,800	HSBC Holdings plc, ADR (e)	5,537,480
11,300	Imperial Tobacco Group PLC, ADR (e)	1,036,888
26,900	Kazakhmys PLC	773,275
22,400	Lloyds TSB Group plc, ADR	995,904
46,000	Morgan Sindall PLC	1,472,914
61,400	Old Mutual plc	201,376
9,100	Persimmon PLC	179,483
77,400	Resolution plc	1,080,809
14,000	Rexam PLC, ADR (e)	797,160
272,600	Royal & Sun Alliance Insurance Group plc	861,707
194,700	Royal Bank of Scotland Group plc (The)	2,091,368
19,638	Standard Chartered PLC	642,869
37,359	Taylor Wimpey PLC	210,773
70,300	Unilever PLC, ADR (e)	2,226,401
82,994	Vodafone Group Plc, ADR	3,012,682
108,900	WH Smith PLC	855,587

		53,929,979

TOTAL COMMON STOCKS
(Cost $187,685,196)		256,554,376

6

INVESTMENT COMPANY SECURITY — 0.2%
(Cost $544,050)
Multi-Country — 0.2%
7,500	iShares MSCI EAFE Index Fund (e)	619,200

RIGHT — 0.0% #
(Cost $0)
Thailand — 0.0% #
205,263	True Corporation Public Company Ltd., expires 03/01/2008, (exercise price: THB 11.85) †,(f)	459

COLLATERAL FOR SECURITIES ON LOAN(d) — 14.2%
(Cost $36,443,264)
36,443,264	State Street Navigator Securities Trust — Prime Portfolio (h)	36,443,264

TOTAL INVESTMENTS
(Cost $224,672,510)(i)	114.1%	$293,617,299

#	Amount represents less than 0.05% of net assets.

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007. Country classifications are based on the country in which the issuer’s headquarters is located. In the case of investments in investment companies, including exchange-traded funds, country classification is based on the country exposure represented by the investment company, which may be “multi-country”.

(b)	The Fund primarily invests in foreign securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulations as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. The value of securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an

7

amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Fair valued security as of September 30, 2007 (see note (c) above). At September 30, 2007, these securities represent $459, less than 0.05% of net assets.

(g)	Reflects separate holdings of the issuer’s common stock or ADR traded on different securities exchanges.

(h)	At September 30, 2007, the market value of the securities on loan is $36,431,460.

(i)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $73,164,725, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $4,219,936 and net appreciation for financial reporting purposes was $68,944,789. At September 30, 2007, aggregate cost for financial reporting purposes was $224,672,510.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATIONS:
ADR — American Depositary Receipt
GRS — Global Registered Shares
NYR — New York Registered Shares
THB — Thailand Baht
At September 30, 2007, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Insurance	12.5%	$32,288,286
Commercial Banks	10.8	27,721,440
Oil, Gas & Consumable Fuels	8.6	22,063,251
Electric Utilities	5.4	13,848,433
Metals & Mining	5.1	13,264,074
Pharmaceuticals	4.7	12,210,472
Food Products	4.4	11,257,612
Automobiles	4.1	10,529,900
Diversified Telecommunication Services	4.1	10,519,928
Construction & Engineering	3.0	7,694,075
Wireless Telecommunication Services	2.5	6,371,750

8

Trading Companies & Distributors	2.1		5,460,037
Communications Equipment	2.1		5,345,631
Machinery	2.0		5,135,405
Textiles, Apparel & Luxury Goods	1.9		4,836,935
Office Electronics	1.7		4,474,739
Chemicals	1.7		4,451,579
Health Care Providers & Services	1.7		4,448,831
Airlines	1.7		4,299,099
Capital Markets	1.5		3,869,036
Food & Staples Retailing	1.5		3,845,958
Media	1.2		3,184,503
Electrical Equipment	1.2		3,117,918
Marine	1.1		2,869,897
Household Durables	1.0		2,599,772
Auto Components	1.0		2,547,193
Diversified Financial Services	1.0		2,507,148
Tobacco	1.0		2,473,073
Containers & Packaging	0.8		2,196,756
Beverages	0.8		1,952,160
Software	0.7		1,855,003
Paper & Forest Products	0.7		1,851,945
Distributors	0.7		1,803,140
Computers & Peripherals	0.7		1,780,749
Industrial Conglomerates	0.7		1,691,355
Information Technology Services	0.6		1,492,362
Health Care Equipment & Supplies	0.6		1,437,507
Specialty Retail	0.6		1,429,551
Real Estate Management & Development	0.4		1,135,391
Commercial Services & Supplies	0.4		1,054,395
Multi-Utilities	0.4		1,020,945
Consumer Finance	0.3		854,673
Road & Rail	0.3		693,790
Transportation Infrastructure	0.2		656,195
Leisure Equipment & Products	0.2		412,484

TOTAL COMMON STOCKS	99.7		256,554,376
INVESTMENT COMPANY SECURITY	0.2		619,200
RIGHT	0.0	#	459
COLLATERAL FOR SECURITIES ON LOAN	14.2		36,443,264

TOTAL INVESTMENTS	114.1%		$293,617,299

#	Amount represents less than 0.05% of net assets.

9

Munder International Fund — Core Equity

Portfolio of Investments, September 30, 2007 (Unaudited) (a),(b)

Shares		Value (c),(h)

COMMON STOCKS — 83.8%
Australia — 4.0%
13,934	BHP Billiton Limited (e)	$550,831
11,147	Coca Cola Amatil Ltd.	89,022
5,972	Commonwealth Bank of Australia	298,825
4,593	QBE Insurance Group Limited	137,755
41,587	Telstra Corporation Ltd.	160,894

		1,237,327

Austria — 0.6%
1,385	OMV Aktiengesellschaft	92,486
1,175	Voestalpine AG	101,535

		194,021

Belgium — 2.4%
876	Delhaize Group	83,942
4,557	InBev NV (e)	413,016
1,787	KBC Groep NV	245,847

		742,805

Denmark — 1.3%
1,425	Carlsberg A/S, B Shares	194,619
4,800	Danske Bank A/S	194,878

		389,497

Finland — 2.8%
3,538	Konecranes Oyj	142,320
1,437	Metso Oyj	98,971
2,391	Neste Oil Oyj	87,520
9,340	Nokia OYJ	355,068
2,992	Rautaruukki Oyj	181,281

		865,160

France — 8.5%
2,306	Air France-KLM	84,738
3,390	BNP Paribas (e)	370,959
2,881	Bouygues	248,503
2,231	Cap Gemini S.A.	137,495
2,642	France Telecom S.A.	88,495
504	Lafarge S.A.	78,084
2,886	Sanofi-Aventis	244,366
614	Schneider Electric SA	77,572
1,468	Societe Generale	246,339

1

3,082	SUEZ †	181,504
3,594	Total S.A.	292,220
3,033	VINCI	236,962
8,438	Vivendi Universal, S.A.	356,152

		2,643,389

Germany — 6.0%
1,571	BASF Aktiengesellschaft	217,296
1,993	Bayerische Motoren Werke AG	128,540
901	Continental AG	124,598
2,092	Deutsche Bank AG	269,611
2,142	E.ON AG (e)	396,032
1,519	MAN AG	221,042
1,012	Merck KGaA	122,083
1,545	MTU Aero Engines Holding AG	94,072
4,558	ThyssenKrupp AG	290,267

		1,863,541

Greece — 0.7%
2,298	Coca-Cola Hellenic Bottling Co S.A.	132,712
1,400	National Bank of Greece S.A.	89,236

		221,948

Hong Kong — 0.8%
37,000	Cathay Pacific Airways Ltd.	101,140
28,000	Wharf (Holdings) Limited (The)	137,950

		239,090

Ireland — 1.2%
5,807	Allied Irish Banks, public limited company (d)	139,444
1,831	Allied Irish Banks, public limited company (d)	44,386
1,078	CRH public limited company (d)	42,810
3,420	CRH public limited company (d)	134,793

		361,433

Italy — 2.6%
1,813	Assicurazioni Generali S.p.A	79,781
20,013	Enel S.p.A.	226,588
8,724	ENI S.p.A.	323,315
2,709	Fiat SpA	81,932
10,431	UniCredito Italiano S.p.a	89,244

		800,860

Japan — 16.8%
3,400	Aisin Seiki Co. Ltd.	135,864
4,600	Canon Inc.	251,095
16,000	Chiba Bank Ltd.	123,693
14	Japan Tobacco Inc.	76,908
28	KDDI CORPORATION	207,687
140	Kenedix Inc.	243,764
11,400	Komatsu Ltd.	383,093

2

4,300	Makita Corporation	188,674
5,900	Mitsubishi Corp.	186,967
6,000	Mitsubishi Electric Corporation	75,219
11,000	Mitsui & Co. Ltd.	267,183
13,000	Mitsui O.S.K. Lines Ltd.	210,621
7,000	Nikon Corp.	240,717
200	Nintendo Co. Ltd.	104,122
18,000	Nippon Steel Corporation	129,596
3,000	Olympus Corporation	123,275
950	ORIX Corporation	216,689
5,200	Sony Corporation	252,157
5,400	Sumco Corp.	220,015
5,500	Sumitomo Electric Industries Ltd.	87,625
40,000	Sumitomo Metal Industries Ltd.	233,317
4,200	Takeda Pharmaceutical Company Limited	295,442
1,600	TDK Corp.	140,408
19,000	The Sumitomo Trust and Banking Co., Ltd.	143,743
1,800	Tokyo Electron Ltd.	114,082
5,000	Tokyo Tatemono Co. Ltd.	63,771
4,000	Toyo Suisan Kaisha Ltd.	75,219
6,700	Toyota Motor Corp. (e)	395,473

		5,186,419

Netherlands — 4.8%
5,409	ASML Holding N.V. †	179,326
1,657	Fugro NV	134,514
9,838	ING Groep N.V. (e)	436,707
3,066	Koninklijke DSM NV	165,479
13,515	Royal Dutch Shell PLC, B Shares (e)	556,352

		1,472,378

Norway — 1.2%
7,500	DnB NOR ASA	115,048
13,800	Orkla ASA	246,499

		361,547

Singapore — 0.6%
14,000	DBS Group Holdings Ltd.	203,568

Spain — 3.2%
3,726	ACS, Actividades de Construccion y Servicios, S.A.	205,616
10,236	Banco Santander S.A.	198,944
14,327	Mapfre SA	64,762
3,745	Repsol YPF, S.A.	133,771
13,372	Telefonica S.A.	374,301

		977,394

Sweden — 3.0%
13,600	AB Volvo	236,899
10,200	Nordea Bank AB	177,753
6,600	Sandvik AB	141,595

3

8,500	Skandinaviska Enskilda Banken AB	276,338
6,000	Svenska Cellulosa Aktiebolaget SCA	111,963

		944,548

Switzerland — 8.4%
1,270	Baloise-Holding	128,500
4,987	Credit Suisse Group	331,110
1,144	Nestle S.A. (e)	513,903
1,944	Roche Holding AG	352,483
719	Swatch Group Ltd.	235,910
3,256	Swiss Reinsurance Company	290,013
6,049	Xstrata PLC	401,485
1,151	Zurich Financial Services	345,275

		2,598,679

United Kingdom — 14.9%
2,077	AstraZeneca PLC	104,071
14,589	Aviva plc	219,689
15,631	Barclays PLC	190,447
9,529	Barratt Developments PLC	145,833
25,022	BP p.l.c	290,531
24,743	British Airways PLC †	194,017
2,406	British American Tobacco p.l.c	86,245
36,697	BT Group PLC	230,502
5,943	Dairy Crest Group PLC	76,482
5,620	De La Rue PLC	83,939
10,015	Enterprise Inns Plc	121,305
6,125	Firstgroup Plc	86,281
5,458	GlaxoSmithKline plc	144,837
21,147	HBOS plc (e)	395,674
39,981	International Power plc	369,127
3,122	Kelda Group Plc	55,061
9,944	Marks & Spencer Group plc	125,226
16,184	National Grid PLC	259,602
3,962	Reckitt Benckiser PLC	232,811
5,156	SABMiller PLC	146,844
9,085	Taylor Wimpey PLC	51,256
21,039	Tesco PLC	189,079
36,132	The Royal Bank of Scotland Group plc (e)	388,112
87,116	Vodafone Group Plc	314,592
9,179	William Hill plc	120,851

		4,622,414

TOTAL COMMON STOCKS
(Cost $24,581,540)		25,926,018

4

PREFERRED STOCKS — 1.7%
(Cost $478,064)
Germany — 1.7%
3,694	Fresenius SE	287,445
108	Porsche AG	229,423

		516,868

INVESTMENT COMPANY SECURITY — 2.3%
(Cost $714,342)
714,342	Institutional Money Market Fund (f)	714,342

TOTAL INVESTMENTS
(Cost $25,773,946)(g)	87.8%	$27,157,228

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007. Country classifications are based on the country in which the issuer’s headquarters is located.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as current exchange rate fluctuations, that differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

(e)	Security, or a portion thereof, is designated on the Fund’s books or pledged as collateral for futures contracts.

5

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(g)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,470,974, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $87,692 and net appreciation for financial reporting purposes was $1,383,282. At September 30, 2007, aggregate cost for financial reporting purposes was $25,773,946.

(h)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.
At September 30, 2007, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Commercial Banks	12.7%	$3,932,478
Metals & Mining	6.1	1,888,312
Oil, Gas & Consumable Fuels	5.7	1,776,195
Insurance	4.1	1,265,775
Pharmaceuticals	4.1	1,263,282
Machinery	4.0	1,223,920
Beverages	3.2	976,213
Diversified Telecommunication Services	2.8	854,192
Wireless Telecommunication Services	2.5	770,782
Food Products	2.1	665,604
Household Durables	2.1	637,920
Electric Utilities	2.0	622,620
Automobiles	2.0	605,945
Capital Markets	1.9	600,721
Semiconductors & Semiconductor Equipment	1.7	513,423
Trading Companies & Distributors	1.5	454,150
Real Estate Management & Development	1.4	445,485
Construction & Engineering	1.4	442,578
Multi-Utilities	1.4	441,106
Diversified Financial Services	1.4	436,707
Chemicals	1.2	382,775
Airlines	1.2	379,895
Independent Power Producers & Energy Traders	1.2	369,127
Media	1.1	356,152
Communications Equipment	1.1	355,068
Food & Staples Retailing	0.9	273,021
Auto Components	0.8	260,462
Construction Materials	0.8	255,687
Office Electronics	0.8	251,095
Industrial Conglomerates	0.8	246,499
Hotels, Restaurants & Leisure	0.8	242,156

6

Leisure Equipment & Products	0.8	240,717
Electrical Equipment	0.8	240,416
Textiles, Apparel & Luxury Goods	0.8	235,910
Household Products	0.8	232,811
Consumer Finance	0.7	216,689
Marine	0.7	210,621
Tobacco	0.5	163,153
Electronic Equipment & Instruments	0.5	140,408
Information Technology Services	0.4	137,495
Energy Equipment & Services	0.4	134,514
Multiline Retail	0.4	125,226
Health Care Equipment & Supplies	0.4	123,275
Paper & Forest Products	0.4	111,963
Software	0.3	104,122
Aerospace & Defense	0.3	94,072
Road & Rail	0.3	86,281
Commercial Services & Supplies	0.3	83,939
Water Utilities	0.2	55,061

TOTAL COMMON STOCKS	83.8	25,926,018
PREFERRED STOCKS	1.7	516,868
INVESTMENT COMPANY SECURITY	2.3	714,342

TOTAL INVESTMENTS	87.8%	$27,157,228

7

Munder International Small-Mid Cap Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a),(b)

Shares		Value (c),(h)

COMMON STOCKS — 89.5%
Australia — 4.2%
49,519	Abacus Group Holdings Limited	$84,366
5,358	Babcock & Brown Ltd.	130,604
37,269	Challenger Financial Services Group Ltd.	205,038
16,250	Coates Hire Limited	87,238
1,694	Cochlear Ltd.	117,187
9,495	Computershare Ltd.	78,272
4,946	Flight Centre Ltd.	95,238
51,058	Goodman Fielder Limited	116,890
3,546	Incitec Pivot Limited	269,155
5,584	Jubilee Mines NL	86,018

		1,270,006

Austria — 0.8%
2,143	Andritz AG	148,054
2,457	Zumtobel AG	93,545

		241,599

Belgium — 2.1%
1,536	Mobistar NV SA	134,372
985	Omega Pharma NV	86,380
2,940	Telenet Group Holding NV †	102,292
1,237	Umicore	295,630

		618,674

Canada — 6.2%
3,900	Astral Media Inc.	171,896
4,500	Axcan Pharma Inc. †	92,972
5,400	Canaccord Capital Inc.	103,043
3,500	Canadian Western Bank	100,287
4,600	Gildan Activewear Inc. †	182,169
4,400	Inmet Mining Corp.	441,261
6,100	Martinrea International Inc. †	104,871
2,900	Metro Inc.	102,046
2,100	Northbridge Financial Corporation	73,684
14,900	Sherritt International Corp.	238,484
5,600	Uranium One Inc. †	74,036
9,700	Westjet Airlines Ltd. †	168,322

		1,853,071

Denmark — 0.2%
1,650	Sydbank A/ S	71,802

1

Finland — 2.4%
4,294	Konecranes Oyj	172,731
3,349	Nokian Renkaat OYJ	131,135
5,003	Rautaruukki Oyj	303,125
1,576	Wartsila Corporation, B Shares	107,982

		714,973

France — 8.7%
2,640	Air France-KLM	97,011
591	ALSTOM	120,149
1,852	Business Objects S.A. †	82,659
689	Ciments Francais S.A.	121,120
2,104	CNP Assurances	269,148
749	Compagnie Generale de Geophysique-Veritas †	244,741
1,221	Compagnie Generale des Etablissements Michelin	164,149
1,458	Euler Hermes SA	194,327
1,339	Groupe Steria SCA	67,763
3,664	Haulotte Group	138,193
788	Iliad S.A.	73,026
2,167	Ipsen SA	124,992
2,521	Ipsos	93,969
499	Laurent-Perrier S.A.	81,828
3,034	Neuf Cegetel	132,775
1,064	Nexans	175,010
1,300	Nexity	80,137
670	Pierre & Vacances SA	92,969
1,707	Rhodia †	62,118
512	SEB SA	95,276
1,300	Sodexho Alliance, SA	89,906

		2,601,266

Germany — 6.9%
3,506	Aareal Bank AG	172,479
2,285	Deutsche Boerse AG	311,167
1,655	Hannover Rueckversicherung AG	83,967
3,388	Hypo Real Estate Holding AG	192,665
2,521	Lanxess AG	119,636
1,794	LEONI AG	109,463
1,536	MAN AG	223,516
2,324	MTU Aero Engines Holding AG	141,504
1,103	Salzgitter AG	216,640
1,576	Software AG	147,962
1,891	Stada Arzneimittel AG	123,310
5,043	Vivacon AG	131,237
1,192	WINCOR NIXDORF AG	98,584

		2,072,130

2

Hong Kong — 0.8%
11,500	Wing Hang Bank Limited	132,251
76,000	Xinyi Glass Holdings Ltd.	100,110

		232,361

Ireland — 0.7%
8,864	Grafton Group PLC	99,094
15,247	Greencore Group PLC	99,576

		198,670

Italy — 3.6%
14,734	Azimut Holding SpA	226,907
5,495	Banca Popolare di Milano	81,177
8,392	Cementir-Cementerie del Tirreno S.p.A.	84,843
8,982	Credito Emiliano S.p.A.	123,212
2,443	Fondiaria-SAI S.p.A.	114,715
3,703	Indesit Co. S.p.A.	63,839
7,367	MARR S.p.A.	80,310
14,734	MILANO ASSICURAZIONI S.p.A.	123,328
1,221	Pirelli & C Real Estate SpA	62,418
12,095	Recordati S.p.A.	114,347

		1,075,096

Japan — 14.0%
4,300	ABC-Mart	93,401
4,000	Asahi Pretec Corporation	130,588
3,000	Atrium Co. Ltd.	82,532
2,700	Chiyoda Integre Co.	58,060
9,000	Chugoku Marine Paints Ltd.	116,667
7,000	COMSYS Holdings Corp.	76,786
1,500	Disco Corporation	83,707
8,000	Dowa Holdings Company Ltd.	101,336
4,100	Gigas K’s Denki Corporation	89,414
1,920	Goldcrest Co. Ltd.	88,257
3,800	Hisamitsu Pharmaceutical Company Inc.	103,217
3,900	Hitachi Construction Machinery Co., Ltd.	155,844
8,000	Hitachi Kokusai Electric Inc.	99,943
1,900	Hogy Medical Co. Ltd.	89,488
9,100	Izumi Co. Ltd.	124,143
4,000	Joint Corporation	106,908
131	Kenedix Inc.	228,094
3,000	Kintetsu World Express Inc.	102,642
9,000	Kyowa Exeo Corporation	94,415
9,000	Makino Milling Machine Co., Ltd.	94,964
2,700	Makita Corporation	118,470
3,200	Mitsumi Electric Co. Ltd.	130,658
4,400	Mori Seiki Co. Ltd.	113,768
1,500	Nihon Dempa Kogyo Company Ltd.	93,501
9,000	Nippon Chemi-Con Corporation	79,763
6,200	Nissin Kogyo Co. Ltd.	178,662

3

30,000	Nitto Boseki Co. Ltd.	86,972
9,500	NSD CO. LTD	150,359
9,000	Sanyo Shokai Ltd.	66,208
11,000	Suruga Bank Ltd.	134,358
2,400	Takeuchi Manufacturing Co. Ltd.	137,483
5,200	Toho Pharmaceutical Co. Ltd.	89,409
5,700	Tokai Rika Co. Ltd.	158,795
23,000	Tosoh Corp.	149,175
5,000	Toyo Suisan Kaisha Ltd.	94,023
3,500	Tsuruha Company Ltd.	117,007
24,000	Ube Industries Ltd.	85,039
5,900	Urban Corporation	95,692

		4,199,748

Luxembourg — 0.5%
2,700	Oriflame Cosmetics AB	163,824

Netherlands — 3.8%
6,422	Aalberts Industries NV	153,113
3,703	ASM International NV	105,711
2,600	Fugro NV	211,066
1,182	Imtech NV	97,117
2,955	Koninklijke BAM Groep nv	78,754
2,322	KoninklijkeTen Cate nv	94,332
1,038	Nutreco Holding N.V.	73,370
2,758	Sligro Food Group NV	125,573
2,443	TomTom NV †	189,891

		1,128,927

Norway — 1.9%
5,700	Aker Yards ASA	67,137
47,000	DNO ASA †	97,640
17,200	Ementor ASA †	155,689
5,300	TANDBERG asa	127,554
6,200	TGS-Nopec Gerophysical Co. ASA †	127,076

		575,096

Portugal — 0.7%
12,962	Banco BPI SA	109,050
6,342	Galp Energia, SGPS, S.A., B Shares	97,940

		206,990

Singapore — 0.5%
52,000	Wing Tai Holdings Limited	135,120

South Korea — 4.7%
3,390	Daegu Bank	62,785
512	GS Engineering and Construction Corp.	88,951
749	Hite Brewery Company Ltd.	104,755
1,024	Honam Petrochemical Corp.	168,951
971	Hyundai Mipo Dockyard Company Ltd.	334,205

4

5,279	Jusung Engineering Company Ltd. †	155,163
398	Korea Line Corporation	99,587
899	Korea Zinc Co. Ltd.	169,938
9,140	Pusan Bank	167,780
5,516	Simm Tech Co. Ltd.	62,079

		1,414,194

Spain — 3.4%
3,388	Banco Pastor SA	56,138
7,091	Bankinter, SA	102,226
2,651	Bolsas y Mercados Espanoles SA	164,590
1,300	Fomento de Construcciones y Contratas SA	105,199
1,812	Obrascon Huarte Lain SA	67,851
3,191	SOL MELIA S.A.	60,108
14,153	TUBACEX, S.A.	138,849
4,183	Union Fenosa SA	247,477
3,664	Viscofan SA	85,476

		1,027,914

Sweden — 1.4%
2,100	Alfa Laval AB	135,077
3,600	Getinge AB	87,150
4,700	NCC AB, B Shares	117,790
2,700	Trelleborg AB, B Shares	63,686

		403,703

Switzerland — 5.8%
5,772	Actelion Ltd. †	319,772
125	Barry Callebaut AG	91,958
236	Galenica AG	100,846
272	Georg Fischer AG	187,252
946	Holcim Ltd.	104,493
2,364	Julius Baer Holding Ltd.	176,754
2,915	Kudelski S.A.	82,424
276	Rieter Holding AG	149,349
102	Sika AG	198,700
721	Swatch Group Ltd.	236,566
1,458	Vontobel Holding AG	74,700

		1,722,814

United Kingdom — 16.2%
19,186	Amlin PLC	129,344
7,574	Antofagasta plc	118,160
7,801	Barratt Developments PLC	119,387
22,843	Beazley Group PLC	85,528
2,640	Bellway PLC	55,689
5,988	BPP Holdings PLC	74,979
14,183	British Airways PLC †	111,213
14,892	Britvic PLC	98,415
9,849	Burren Energy PLC	169,269

5

15,286	Cattles PLC	109,150
8,785	Charter plc †	212,634
3,664	Chemring Group Plc	135,313
7,249	Close Brothers Group plc	120,580
11,464	Cookson Group plc	178,964
7,485	Croda International Plc	98,011
8,234	Daily Mail and General Trust Plc	106,135
7,564	Dairy Crest Group PLC	97,344
3,703	Dana Petroleum plc †	88,037
32,818	DS Smith Plc	125,394
8,864	Enterprise Inns Plc	107,364
7,525	Firstgroup Plc	106,002
28,484	GallifordTry plc	85,669
797	Greggs plc	78,679
10,795	Halfords Group PLC	78,297
14,419	Inchcape Plc	124,200
13,749	Informa plc	140,793
30,551	International Power plc	282,064
10,519	Interserve PLC	102,336
24,702	John Wood Group PLC	200,266
5,408	Kelda Group Plc	95,378
2,758	Kier Group Plc	103,095
17,807	Michael Page International Plc	150,287
3,112	Morgan Sindall PLC	99,646
12,063	N Brown Group PLC	67,132
3,625	Persimmon PLC	71,497
14,774	Petrofac Limited	138,896
33,802	Regus Group PLC	85,065
11,071	Savills PLC	83,187
4,452	Speedy Hire PLC	98,648
9,298	Sthree PLC	55,739
14,537	The Morgan Crucible Company plc	88,187
15,028	The Restaurant Group plc	83,094
6,776	Vitec Group plc	84,984

		4,844,051

TOTAL COMMON STOCKS
(Cost $25,759,403)		26,772,029

PREFERRED STOCKS — 1.3%
(Cost $401,115)
Germany — 1.3%
2,600	Fresenius SE	202,316
1,261	Fuchs Petrolub AG	116,374
2,600	ProSiebenSat.1 Media AG	81,713

		400,403

6

INVESTMENT COMPANY SECURITIES — 0.6%
(Cost $158,057)
Canada — 0.6%
4,300	Crescent Point Energy Trust	90,094
6,100	Trinidad Energy Services Income Trust	79,788

		169,882

RIGHT — 0.0%
(Cost $0)
Belgium — 0.0%
985	Arseus NV, expires 10/03/2007, (exercise price €10.25) †,(d),(e),(f)	0

TOTAL INVESTMENTS
(Cost $26,318,575)(g)	91.4%	$27,342,314

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007. Country classifications are based on the country in which the issuer’s headquarters is located.

(b)	The Fund primarily invests in foreign securities. Investment in foreign securities involves risks, such as currency exchange rate fluctuations, that differ from investment in U.S. securities. In addition, foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities and foreign securities markets are generally not subject to the same degree of regulation as are U.S. issuers and U.S. securities markets. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Fair valued security as of September 30, 2007 (see note (c) above).

(e)	Security subject to restrictions on resale pursuant to the terms of issuance.

7

(f)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $0, 0.0% of net assets.

	Acquisition
Security	Date	Cost

Arseus NV, expires 10/03/2007, (exercise price €10.25)	09/24/2007	$0

(g)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,308,762, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $285,023 and net appreciation for financial reporting purposes was $1,023,739. At September 30, 2007, aggregate cost for financial reporting purposes was $26,318,575.

(h)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.
ABBREVIATION:
€ — Euro

8

At September 30, 2007, industry diversification of the Fund was as follows:

	% of
	Net Assets	Value

COMMON STOCKS:
Machinery	8.5%	$2,533,826
Metals & Mining	6.1	1,813,811
Chemicals	5.2	1,563,082
Commercial Banks	4.4	1,313,545
Construction & Engineering	3.7	1,117,609
Auto Components	3.7	1,096,534
Insurance	3.6	1,074,041
Energy Equipment & Services	3.1	922,045
Household Durables	2.9	882,443
Real Estate Management & Development	2.8	842,656
Diversified Financial Services	2.7	811,399
Food Products	2.5	737,316
Capital Markets	2.3	701,984
Textiles, Apparel & Luxury Goods	1.9	579,275
Pharmaceuticals	1.9	558,838
Hotels, Restaurants & Leisure	1.8	528,679
Oil, Gas & Consumable Fuels	1.8	526,922
Media	1.7	512,793
Electrical Equipment	1.5	446,764
Food & Staples Retailing	1.4	424,936
Commercial Services & Supplies	1.4	421,679
Semiconductors & Semiconductor Equipment	1.4	406,660
Software	1.3	380,980
Health Care Equipment & Supplies	1.3	380,205
Airlines	1.3	376,546
Biotechnology	1.1	319,772
Construction Materials	1.0	310,456
Diversified Telecommunication Services	1.0	308,093
Information Technology Services	1.0	301,724
Beverages	1.0	284,998
Trading Companies & Distributors	1.0	284,980
Independent Power Producers & Energy Traders	0.9	282,064
Aerospace & Defense	0.9	276,817
Thrifts & Mortgage Finance	0.9	275,197
Electronic Equipment & Instruments	0.9	255,688
Electric Utilities	0.8	247,477
Computers & Peripherals	0.8	229,242
Communications Equipment	0.8	227,497
Distributors	0.7	217,601
Health Care Providers & Services	0.6	190,255
Industrial Conglomerates	0.6	178,964
Specialty Retail	0.6	167,711
Personal Products	0.5	163,824
Wireless Telecommunication Services	0.4	134,372

9

Containers & Packaging	0.4	125,394
Multiline Retail	0.4	124,143
Consumer Finance	0.4	109,150
Road & Rail	0.4	106,002
Air Freight & Logistics	0.3	102,642
Marine	0.3	99,587
Water Utilities	0.3	95,378
Building Products	0.3	86,972
Leisure Equipment & Products	0.3	84,984
Real Estate Investment Trusts (REITs)	0.3	84,366
Diversified Consumer Services	0.2	74,979
Internet & Catalog Retail	0.2	67,132

TOTAL COMMON STOCKS	89.5	26,772,029
PREFERRED STOCKS	1.3	400,403
INVESTMENT COMPANY SECURITIES	0.6	169,882
RIGHT	0.0	0

TOTAL INVESTMENTS	91.4%	$27,342,314

10

Munder Internet Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a),(b),(n)

Shares		Value(c),(m)

COMMON STOCKS — 98.6%
Consumer Discretionary — 17.5%
Internet & Catalog Retail — 16.5%
173,200	Amazon.Com Inc. †,(e)	$16,133,580
108,000	B2W Compania Global Do Varejo	5,096,563
62,000	DoveBid, Inc. †,(f),(g),(h)	0
1,817,900	drugstore.com, inc. †,(e)	5,889,996
200,099	Expedia, Inc. †,(e)	6,379,156
160,000	FTD Group, Inc. (e)	2,380,800
171,000	Gmarket Inc., ADR †,(e)	4,009,950
110,000	GSI Commerce, Inc. †,(e)	2,926,000
390,000	IAC/ InterActiveCorp †,(e)	11,571,300
239,082	Netflix, Inc. †,(e)	4,953,779
48,000	NutriSystem, Inc. †,(e)	2,250,720
892,700	PetMed Express, Inc. †,(e)	12,506,727
98,216	priceline.com Incorporated †,(e)	8,716,670
151,400	US Auto Parts Network, Inc. †,(e)	1,318,694

		84,133,935

Media — 1.0%
250,000	Digital Music Group, Inc. †	627,500
255,000	Time Warner Inc.	4,681,800

		5,309,300

Total Consumer Discretionary		89,443,235

Financials — 6.8%
Capital Markets — 3.9%
348,000	optionsXpress Holdings Inc. (e)	9,096,720
597,800	TD AMERITRADE Holding Corporation †,(e)	10,891,916

		19,988,636

Real Estate Management & Development — 2.9%
5,348,378	Move, Inc. †,(e)	14,761,523

Total Financials		34,750,159

Industrials — 4.5%
Commercial Services & Supplies — 4.5%
145,000	51job, Inc., ADR †,(e)	2,894,200
415,184	Intermap Technologies Corp. †	2,587,987
510,500	Monster Worldwide, Inc. †,(e)	17,387,630

		22,869,817

1

Information Technology — 69.8%
Communications Equipment — 3.2%
254,300	Cisco Systems, Inc. †,(e)	8,419,873
94,800	Nortel Networks Corporation †,(e)	1,609,704
75,000	QUALCOMM Incorporated	3,169,500
75,000	Telefonaktiebolaget LM Ericsson (e)	2,985,000

		16,184,077

Computers & Peripherals — 6.6%
129,500	Apple Inc. †,(e)	19,883,430
95,000	Dell Inc. †,(e)	2,622,000
155,000	EMC Corporation †	3,224,000
55,000	Hewlett-Packard Company (e)	2,738,450
23,000	International Business Machines Corporation (e)	2,709,400
45,000	SanDisk Corporation †,(e)	2,479,500

		33,656,780

Electronic Equipment & Instruments — 0.3%
80,000	Gerber Scientific, Inc. †,(e)	868,000
133,400	Wireless Ronin Technologies, Inc. †,(e)	900,450

		1,768,450

Internet Software & Services — 41.1%
315,000	Akamai Technologies, Inc. †,(e)	9,049,950
27,900	Baidu.com, Inc., ADR †	8,081,235
193,619	Bankrate, Inc. †,(e)	8,929,708
125,000	Bidz.com, Inc. †	1,682,500
5,983,335	CMGI, Inc. †,(e)	8,137,336
1,737,627	CNET Networks, Inc. †,(e)	12,945,321
490,981	Digital River, Inc. †,(e)	21,971,400
210,000	EarthLink, Inc. †,(e)	1,663,200
567,001	eBay Inc. †,(e)	22,124,379
30,718	Google Inc., Class A †,(e)	17,425,400
16,065	j2 Global Communications, Inc. †,(e)	525,807
143,500	LiveDeal, Inc. †	1,003,065
168,700	LivePerson, Inc. †,(e)	1,039,192
165,000	LoopNet, Inc. †,(e)	3,389,100
5,786	Mainstream Data Services, Inc.†	0
321,000	NetEase.com, Inc., ADR †,(e)	5,424,900
22,000	NHN Corporation †	5,091,346
350,000	RealNetworks, Inc. †,(e)	2,373,000
152,000	Rediff.com India Limited, ADR †,(e)	2,711,680
920,000	ROO Group, Inc. †,(e)	736,000
310,000	Sify Limited, ADR †,(e)	2,635,000
221,000	SINA Corporation †,(e)	10,574,850
229,500	Sohu.com Inc. †,(e)	8,654,445
340,900	Spark Networks, Inc. †,(e)	1,343,146
934,000	Tencent Holdings Ltd.	6,031,349
1,078,855	TheStreet.com, Inc. (e)	13,064,934
205,000	Travelzoo, Inc. †,(e)	4,704,750

2

456,000	Universo Online SA †	2,923,077
109,100	ValueClick, Inc. †,(e)	2,450,386
60,000	VeriSign, Inc. †	2,024,400
70,000	VistaPrint Limited †,(e)	2,615,900
34,300	WebMD Health Corp., Class A †,(e)	1,787,030
643,580	Yahoo! Inc. †,(e)	17,273,687

		210,387,473

Semiconductors & Semiconductor Equipment — 2.8%
73,000	Broadcom Corporation, Class A †,(e)	2,660,120
640,000	Micron Technology, Inc. †,(e)	7,104,000
173,000	Silicon Motion Technology Corporation, ADR †,(e)	3,894,230
75,300	Taiwan Semiconductor Manufacturing Company Limited, ADR	762,036

		14,420,386

Software — 15.8%
131,200	Adobe Systems Incorporated †,(e)	5,728,192
60,950	Blackboard, Inc. †,(e)	2,793,948
530,000	Captaris, Inc. †,(e)	2,803,700
280,000	Check Point Software Technologies Ltd. †,(e)	7,050,400
80,000	McAfee, Inc. †,(e)	2,789,600
626,600	Microsoft Corporation	18,459,636
1,399,000	Napster, Inc. †,(e)	4,574,730
5,000	Nintendo Co. Ltd.	2,603,056
120,000	Oracle Corporation †,(e)	2,598,000
197,700	Red Hat, Inc. †,(e)	3,928,299
30,000	salesforce.com, inc. †,(e)	1,539,600
189,500	Shanda Interactive Entertainment Limited, ADR †,(e)	7,051,295
2,364,600	SourceForge, Inc. †,(e)	5,793,270
174,000	Sybase, Inc. †,(e)	4,024,620
250,000	Symantec Corporation †,(e)	4,845,000
57,000	The9 Limited, ADR †,(e)	1,965,930
85,000	THQ Inc. †,(e)	2,123,300

		80,672,576

Total Information Technology		357,089,742

TOTAL COMMON STOCKS
(Cost $509,311,241)		504,152,953

LIMITED PARTNERSHIPS — 1.0%
Information Technology — 1.0%
Internet Software & Services — 0.1%
1,916,082	@Ventures Expansion Fund, L.P. †,(f),(g),(h)	541,028
2,848,467	@Ventures III, L.P. †,(f),(g),(h)	260,034

		801,062

3

Multi-Industry — 0.9%
4,700,000	New Enterprise Associates 10, L.P. †,(f),(g),(h),(i)	3,280,158
1,761,144	Trident Capital Fund V, L.P. †,(f),(g),(h),(i)	1,184,334

		4,464,492

TOTAL LIMITED PARTNERSHIPS
(Cost $9,094,788)		5,265,554

INVESTMENT COMPANY SECURITY — 0.8%
(Cost $4,267,605)
4,267,605	Institutional Money Market Fund (j)	4,267,605

COLLATERAL FOR SECURITIES ON LOAN(d) — 23.1%
(Cost $117,974,017)
117,974,017	State Street Navigator Securities Trust — Prime Portfolio (k)	117,974,017

TOTAL INVESTMENTS
(Cost $640,647,651)(l)	123.5%	$631,660,129

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	The Fund primarily invests in equity securities of companies positioned to benefit from the growth of the Internet. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. As of September 30, 2007, more than 25% of the Fund’s assets were invested in issuers in the Internet software & services industry. When the Fund concentrates its investments in an industry or group of industries, adverse market conditions within those industries may have a more significant impact on the Fund than they would on a fund that does not concentrate its investments.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For

4

purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Fair valued security as of September 30, 2007 (see note (c) above). At September 30, 2007, these securities represent $5,265,554, 1.0% of net assets.

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $5,265,554, 1.0% of net assets.

Security	Acquisition Date	Cost

@Ventures Expansion Fund, L.P.	2/24/00	$145,303
	3/23/00	581,214
	6/15/00	435,910
	3/15/01	363,259
@Ventures III, L.P.	11/06/98	622,048
	1/05/99	128,877
	4/01/99	414,098
	7/23/99	515,509
	9/24/99	515,509
	1/21/00	128,877
	5/08/00	38,663
	9/18/00	25,776
	1/30/01	33,214
	7/18/01	27,208
DoveBid, Inc.	4/10/02	248,000
New Enterprise Associates 10, L.P.	10/26/00	342,453
	1/05/01	171,227
	7/27/01	85,613
	9/26/01	171,227
	1/16/02	181,693
	4/23/02	181,693
	7/12/02	181,693
	11/12/02	181,693
	2/04/03	183,832
	7/16/03	186,464
	9/19/03	192,696
	12/10/03	193,331
	4/19/04	194,044

5

	8/16/04	196,519
	12/28/04	210,301
	7/11/05	116,323
	1/13/06	120,425
	3/10/06	120,425
	4/03/06	120,425
	11/02/06	121,036
	5/01/07	98,793
	9/10/07	100,000
Trident Capital Fund V, L.P.	10/18/00	235,365
	6/26/02	83,068
	11/08/02	83,068
	1/15/03	166,136
	10/01/03	84,049
	12/05/03	84,049
	2/06/04	84,049
	6/10/04	88,034
	11/23/04	89,244
	1/28/05	89,244
	8/02/05	53,547
	10/17/05	76,735
	7/05/06	83,231
	3/26/07	104,482
	7/06/07	63,116

(i)	The Fund invests in certain private placements that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At September 30, 2007, the Fund had total commitments to contribute $656,456 to various issuers when and if required.

(j)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(k)	At September 30, 2007, the market value of the securities on loan is $115,433,915.

(l)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $69,094,746, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $78,082,268 and net depreciation for financial reporting purposes was $8,987,522. At September 30, 2007, aggregate cost for financial reporting purposes was $640,647,651.

(m)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

(n)	On August 14, 2007, the Board of Trustees approved the merger of the Munder @Vantage Fund with and into the Fund, subject to approval by the shareholders of the Munder @Vantage Fund at a Special Meeting called for December 6, 2007.
ABBREVIATION:
ADR — American Depositary Receipt

6

At September 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	80.1%	$409,514,720
China	9.9	50,678,204
South Korea	1.8	9,101,296
Brazil	1.6	8,019,640
Israel	1.4	7,050,400
India	1.0	5,346,680
Taiwan	0.9	4,656,266
Canada	0.8	4,197,691
Sweden	0.6	2,985,000
Japan	0.5	2,603,056

TOTAL COMMON STOCKS	98.6	504,152,953
LIMITED PARTNERSHIPS	1.0	5,265,554
PREFERRED STOCK	0.0	0
INVESTMENT COMPANY SECURITY	0.8	4,267,605
COLLATERAL FOR SECURITIES ON LOAN	23.1	117,974,017

TOTAL INVESTMENTS	123.5%	$631,660,129

7

Munder Large-Cap Growth Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Shares		Value(b),(h)

COMMON STOCKS — 98.4%
Consumer Discretionary — 10.7%
Auto Components — 1.3%
13,775	Johnson Controls, Inc.	$1,626,965

Hotels, Restaurants & Leisure — 1.1%
26,775	McDonald’s Corporation	1,458,434

Household Durables — 1.7%
29,400	Snap-on Incorporated	1,456,476
18,300	Tempur-Pedic International Inc. (d)	654,225

		2,110,701

Internet & Catalog Retail — 1.1%
15,175	priceline.com Incorporated †,(d)	1,346,781

Media — 1.7%
26,225	Comcast Corporation, Class A Special †,(d)	628,351
27,050	Focus Media Holding Limited †,(d)	1,569,441

		2,197,792

Multiline Retail — 1.2%
24,400	Target Corporation (d)	1,551,108

Specialty Retail — 1.2%
31,425	Guess?, Inc.	1,540,768

Textiles, Apparel & Luxury Goods — 1.4%
44,050	Gildan Activewear Inc. †	1,735,130

Total Consumer Discretionary		13,567,679

Consumer Staples — 11.8%
Beverages — 6.0%
29,500	Central European Distribution Corporation †,(d)	1,413,345
24,750	Coca-Cola Company (The)	1,422,382
29,500	Hansen Natural Corporation †,(d)	1,672,060
42,850	PepsiCo, Inc.	3,139,191

		7,646,978

Food & Staples Retailing — 2.8%
47,525	CVS Caremark Corporation	1,883,416
34,508	Walgreen Co.	1,630,158

		3,513,574

Household Products — 1.7%
30,259	Procter & Gamble Company (The)	2,128,418

1

Personal Products — 1.3%
37,425	Herbalife Ltd.	1,701,341

Total Consumer Staples		14,990,311

Energy — 7.8%
Energy Equipment & Services — 5.9%
15,425	Core Laboratories N.V. †	1,964,991
10,800	National Oilwell Varco, Inc. †	1,560,600
25,175	Schlumberger Limited (d)	2,643,375
16,800	W-H Energy Services, Inc. †	1,239,000

		7,407,966

Oil, Gas & Consumable Fuels — 1.9%
14,650	Exxon Mobil Corporation (d)	1,356,004
22,200	Peabody Energy Corporation (d)	1,062,714

		2,418,718

Total Energy		9,826,684

Financials — 7.1%
Capital Markets — 1.0%
9,775	Affiliated Managers Group, Inc. †,(d)	1,246,410

Commercial Banks — 1.3%
23,925	Credicorp Ltd.	1,619,723

Consumer Finance — 0.8%
17,775	American Express Company	1,055,302

Diversified Financial Services — 2.1%
25,825	Citigroup Inc.	1,205,253
4,025	IntercontinentalExchange, Inc. †,(d)	611,397
21,400	Nasdaq Stock Market, Inc. (The) †	806,352

		2,623,002

Insurance — 0.8%
25,250	Manulife Financial Corporation	1,041,815

Real Estate Management & Development — 1.1%
51,600	CB Richard Ellis Group, Inc. †,(d)	1,436,544

Total Financials		9,022,796

Health Care — 16.7%
Biotechnology — 3.0%
21,200	Celgene Corporation †	1,511,772
11,225	Genentech, Inc. †	875,775
36,550	Gilead Sciences, Inc. †	1,493,798

		3,881,345

2

Health Care Equipment & Supplies — 2.5%
26,175	Hologic, Inc. †,(d)	1,596,675
16,850	Medtronic, Inc.	950,508
8,825	Stryker Corporation	606,807

		3,153,990

Health Care Providers & Services — 5.0%
22,325	Express Scripts, Inc. †	1,246,181
19,250	Humana, Inc. †	1,345,190
13,150	Laboratory Corporation of America Holdings †	1,028,725
37,925	Psychiatric Solutions, Inc. †,(d)	1,489,694
11,775	WellCare Health Plans Inc. †,(d)	1,241,438

		6,351,228

Life Sciences Tools & Services — 1.3%
28,900	Thermo Fisher Scientific †,(d)	1,668,108

Pharmaceuticals — 4.9%
43,250	Abbott Laboratories	2,319,065
18,523	Johnson & Johnson	1,216,961
23,425	Merck & Co, Inc.	1,210,838
44,975	Schering-Plough Corporation	1,422,560

		6,169,424

Total Health Care		21,224,095

Industrials — 13.7%
Aerospace & Defense — 4.7%
23,400	Boeing Company (The)	2,456,766
10,825	Precision Castparts Corp.	1,601,883
24,000	United Technologies Corporation	1,931,520

		5,990,169

Construction & Engineering — 1.2%
20,975	Jacobs Engineering Group Inc. †,(d)	1,585,291

Electrical Equipment — 1.5%
72,675	ABB Ltd., ADR	1,906,265

Industrial Conglomerates — 1.5%
45,223	General Electric Company	1,872,232

Machinery — 4.8%
36,900	Barnes Group Inc. (d)	1,177,848
21,725	Danaher Corporation (d)	1,796,875
8,600	Deere & Company (d)	1,276,412
14,400	Manitowoc Company, Inc. (The)	637,632
13,050	Terex Corporation †	1,161,711

		6,050,478

Total Industrials		17,404,435

3

Information Technology — 27.4%
Communications Equipment — 3.5%
100,392	Cisco Systems, Inc. †	3,323,979
27,050	QUALCOMM Incorporated	1,143,133

		4,467,112

Computers & Peripherals — 5.9%
23,100	Apple Inc. †	3,546,774
63,450	Hewlett-Packard Company	3,159,175
6,050	International Business Machines Corporation (d)	712,690

		7,418,639

Electronic Equipment & Instruments — 1.2%
36,475	Avnet, Inc. †	1,453,894

Information Technology Services — 4.0%
20,925	Cognizant Technology Solutions Corporation, Class A †	1,669,187
56,975	Satyam Computer Services Ltd., ADR (d)	1,475,083
44,825	VeriFone Holdings, Inc. †	1,987,092

		5,131,362

Internet Software & Services — 2.2%
4,950	Google Inc., Class A †,(d)	2,807,987

Semiconductors & Semiconductor Equipment — 5.6%
109,725	Intel Corporation	2,837,488
19,825	Lam Research Corporation †,(d)	1,055,880
24,575	MEMC Electronic Materials, Inc. †	1,446,484
31,000	Texas Instruments Incorporated	1,134,290
11,900	Varian Semiconductor Equipment Associates, Inc. †	636,888

		7,111,030

Software — 5.0%
129,200	Microsoft Corporation	3,806,232
119,275	Oracle Corporation †	2,582,304

		6,388,536

Total Information Technology		34,778,560

Materials — 0.9%
Metals & Mining — 0.9%
34,400	Titanium Metals Corporation †,(d)	1,154,464

4

Telecommunication Services — 2.3%
Wireless Telecommunication Services — 2.3%
24,975	América de Móvil, S.A.B. de C.V., Series L, ADR	1,598,400
15,850	NII Holdings, Inc. †,(d)	1,302,077

		2,900,477

TOTAL COMMON STOCKS
(Cost $99,845,762)		124,869,501

INVESTMENT COMPANY SECURITY — 2.5%
(Cost $3,177,341)
3,177,341	Institutional Money Market Fund (e)	3,177,341

COLLATERAL FOR SECURITIES ON LOAN(c) — 19.3%
(Cost $24,429,127)
24,429,127	State Street Navigator Securities Trust — Prime Portfolio (f)	24,429,127

TOTAL INVESTMENTS
(Cost $127,452,230)(g)	120.2%	$152,475,969

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to

5

recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(f)	At September 30, 2007, the market value of the securities on loan is $26,178,475.

(g)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $25,679,326, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $655,587 and net appreciation for financial reporting purposes was $25,023,739. At September 30, 2007, aggregate cost for financial reporting purposes was $127,452,230.

(h)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATION:
ADR — American Depositary Receipt
At September 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	86.9%	$110,257,314
Canada	2.2	2,776,944
Netherlands	1.5	1,964,991
Switzerland	1.5	1,906,265
Cayman Islands	1.3	1,701,340
Bermuda	1.3	1,619,723
Mexico	1.3	1,598,400
China	1.2	1,569,441
India	1.2	1,475,083

TOTAL COMMON STOCKS	98.4	124,869,501
INVESTMENT COMPANY SECURITY	2.5	3,177,341
COLLATERAL FOR SECURITIES ON LOAN	19.3	24,429,127

TOTAL INVESTMENTS	120.2%	$152,475,969

6

Munder Large-Cap Value Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Shares		Value(b),(h)

COMMON STOCKS — 99.2%
Consumer Discretionary — 5.5%
Household Durables — 0.6%
8,375	Mohawk Industries, Inc. †,(d)	$680,888

Leisure Equipment & Products — 0.5%
22,290	Hasbro, Inc. (d)	621,445

Media — 3.3%
77,413	Comcast Corporation, Class A Special †	1,854,815
36,145	Omnicom Group Inc.	1,738,213
32,030	Time Warner Inc.	588,071

		4,181,099

Multiline Retail — 1.1%
24,335	Kohl’s Corporation †	1,395,126

Total Consumer Discretionary		6,878,558

Consumer Staples — 9.0%
Beverages — 1.7%
29,040	PepsiCo, Inc.	2,127,470

Food & Staples Retailing — 2.2%
70,065	CVS Caremark Corporation	2,776,676

Food Products — 1.7%
27,640	Archer-Daniels-Midland Company	914,331
21,925	General Mills, Inc.	1,271,870

		2,186,201

Household Products — 2.6%
46,260	Procter & Gamble Company (The)	3,253,928

Personal Products — 0.8%
20,610	Herbalife Ltd.	936,931

Total Consumer Staples		11,281,206

Energy — 14.0%
Energy Equipment & Services — 1.1%
8,980	National Oilwell Varco, Inc. †	1,297,610

Oil, Gas & Consumable Fuels — 12.9%
22,735	Apache Corporation	2,047,514
21,545	ConocoPhillips	1,891,005
63,134	Exxon Mobil Corporation	5,843,683
42,320	Marathon Oil Corporation	2,413,086

1

46,650	Occidental Petroleum Corporation	2,989,332
12,370	Total S.A., ADR	1,002,341

		16,186,961

Total Energy		17,484,571

Financials — 30.6%
Capital Markets — 3.5%
27,040	Bank of New York Mellon Corporation	1,193,546
43,950	Merrill Lynch & Co., Inc.	3,132,756

		4,326,302

Commercial Banks — 3.1%
19,870	Marshall & Ilsley Corporation	869,710
6,870	PNC Financial Services Group, Inc. (The)	467,847
18,945	Wachovia Corporation	950,092
22,780	Zions Bancorporation (d)	1,564,302

		3,851,951

Diversified Financial Services — 14.8%
118,947	Bank of America Corporation	5,979,466
42,865	CIT Group Inc. (d)	1,723,173
107,251	Citigroup Inc.	5,005,404
110,994	JPMorgan Chase & Co.	5,085,745
47,067	KKR Financial Corp. (d)	793,079

		18,586,867

Insurance — 9.2%
31,001	ACE Limited	1,877,731
47,899	American International Group, Inc.	3,240,367
12,885	Arch Capital Group Ltd. †	958,773
41,775	Axis Capital Holdings Limited	1,625,465
20,405	Hartford Financial Services Group, Inc. (The)	1,888,483
28,370	MetLife, Inc.	1,978,240

		11,569,059

Total Financials		38,334,179

Health Care — 6.0%
Health Care Providers & Services — 0.7%
15,740	McKesson Corporation	925,355

Pharmaceuticals — 5.3%
29,710	Abbott Laboratories	1,593,050
20,020	Johnson & Johnson	1,315,314
15,350	Merck & Co, Inc.	793,441
34,655	Pfizer Inc.	846,622
32,210	Teva Pharmaceutical Industries Limited, ADR	1,432,379
13,310	Wyeth	592,960

		6,573,766

Total Health Care		7,499,121

2

Industrials — 10.5%
Aerospace & Defense — 1.2%
19,198	United Technologies Corporation	1,545,055

Electrical Equipment — 1.3%
17,375	Cooper Industries, Ltd., Class A (d)	887,689
11,375	General Cable Corporation †,(d)	763,490

		1,651,179

Industrial Conglomerates — 3.3%
98,165	General Electric Company	4,064,031

Machinery — 4.7%
26,235	Danaher Corporation	2,169,897
16,865	Eaton Corporation	1,670,310
8,045	PACCAR Inc.	685,836
35,225	Westinghouse Air Brake Technologies Corporation (d)	1,319,528

		5,845,571

Total Industrials		13,105,836

Information Technology — 5.6%
Communications Equipment — 0.7%
16,480	CommScope, Inc. †,(d)	827,955

Computers & Peripherals — 1.1%
8,435	Hewlett-Packard Company	419,979
7,818	International Business Machines Corporation (d)	920,960

		1,340,939

Electronic Equipment & Instruments — 0.8%
24,175	Amphenol Corporation, Class A	961,198

Information Technology Services — 0.8%
26,420	Accenture Ltd., Class A	1,063,405

Semiconductors & Semiconductor Equipment — 0.7%
10,405	MEMC Electronic Materials, Inc. †	612,438
30,029	Taiwan Semiconductor Manufacturing Company Limited, ADR	303,894

		916,332

Software — 1.5%
26,595	McAfee Inc. †	927,368
44,620	Oracle Corporation †	966,023

		1,893,391

Total Information Technology		7,003,220

3

Materials — 6.0%
Chemicals — 3.8%
13,490	BASF Aktiengesellschaft, ADR †	1,855,212
16,670	PPG Industries, Inc.	1,259,419
19,398	Praxair, Inc.	1,624,776

		4,739,407

Metals & Mining — 2.2%
17,050	Freeport-McMoRan Copper & Gold, Inc. (d)	1,788,375
16,375	Nucor Corporation (d)	973,821

		2,762,196

Total Materials		7,501,603

Telecommunication Services — 6.9%
Diversified Telecommunication Services — 6.1%
106,950	AT&T Inc.	4,525,054
71,175	Verizon Communications Inc.	3,151,629

		7,676,683

Wireless Telecommunication Services — 0.8%
44,200	China Unicom Limited, ADR (d)	921,128

Total Telecommunication Services		8,597,811

Utilities — 5.1%
Electric Utilities — 3.9%
16,480	American Electric Power Company, Inc.	759,398
23,413	Duke Energy Corporation	437,589
8,980	Edison International	497,941
14,667	Exelon Corporation	1,105,305
14,250	FirstEnergy Corp.	902,595
10,688	FPL Group, Inc.	650,686
13,305	Southern Company (The) (d)	482,705

		4,836,219

Gas Utilities — 0.4%
9,666	Equitable Resources, Inc. (d)	501,376

4

Multi-Industry — 0.8%
8,050	Dominion Resources, Inc.	678,615
8,812	Wisconsin Energy Corporation	396,804

		1,075,419

Total Utilities		6,413,014

TOTAL COMMON STOCKS
(Cost $94,755,221)		124,099,119

INVESTMENT COMPANY SECURITY — 1.7%
(Cost $2,119,755)
2,119,755	Institutional Money Market Fund (e)	2,119,755

COLLATERAL FOR SECURITIES ON LOAN(c) — 7.1%
(Cost $8,907,929)
8,907,929	State Street Navigator Securities Lending Trust - Prime Portfolio (f)	8,907,929

TOTAL INVESTMENTS
(Cost $105,782,905)(g)	108.0%	$135,126,803

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to

5

recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(f)	At September 30, 2007, the market value of the securities on loan is $9,506,257.

(g)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $30,217,588, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $873,690 and net appreciation for financial reporting purposes was $29,343,898. At September 30, 2007, aggregate cost for financial reporting purposes was $105,782,905.

(h)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATION:
ADR — American Depositary Receipt
At September 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.6%	$112,121,861
Bermuda	4.4	5,525,374
Germany	1.5	1,855,212
Israel	1.2	1,432,379
France	0.8	1,002,341
Cayman Islands	0.8	936,931
Hong Kong	0.7	921,128
Taiwan	0.2	303,893

TOTAL COMMON STOCKS	99.2	124,099,119
INVESTMENT COMPANY SECURITY	1.7	2,119,755
COLLATERAL FOR SECURITIES ON LOAN	7.1	8,907,929

TOTAL INVESTMENTS	108.0%	$135,126,803

6

Munder Micro-Cap Equity Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Shares		Value(b),(m)

COMMON STOCKS — 93.8%
Consumer Discretionary — 10.7%
Auto Components — 6.3%
145,700	Drew Industries Incorporated †	$5,927,076
268,200	Noble International, Ltd. (d)	5,709,978
525,924	Spartan Motors, Inc. (d)	8,851,301
96,000	Tenneco Inc. †	2,976,960

		23,465,315

Hotels, Restaurants & Leisure — 0.7%
93,131	Monarch Casino & Resort, Inc. †,(d)	2,649,577

Household Durables — 0.4%
353,100	Syntax-Brillian Corporation †,(d)	1,437,117

Internet & Catalog Retail — 1.2%
303,700	PetMed Express, Inc. †,(d)	4,254,837

Specialty Retail — 1.6%
96,400	Conn’s, Inc. †,(d)	2,302,996
141,900	Hibbett Sports, Inc. †,(d)	3,519,120

		5,822,116

Textiles, Apparel & Luxury Goods — 0.5%
18,300	Deckers Outdoor Corporation †,(d)	2,009,340

Total Consumer Discretionary		39,638,302

Consumer Staples — 0.3%
Personal Products — 0.3%
703,000	NutraCea †,(d)	1,082,620

Energy — 5.2%
Energy Equipment & Services — 1.8%
149,500	Mitcham Industries, Inc. †	2,882,360
256,900	Pason Systems Inc.	3,843,233

		6,725,593

Oil, Gas & Consumable Fuels — 3.4%
98,325	Atlas America, Inc.	5,076,520
179,700	Edge Petroleum Corporation †,(d)	2,307,348
255,100	Mariner Energy, Inc. †	5,283,121

		12,666,989

Total Energy		19,392,582

1

Financials — 23.8%
Capital Markets — 1.4%
297,000	JMP Group Inc.	2,785,860
170,200	Thomas Weisel Partners Group, Inc. †,(d)	2,469,602

		5,255,462

Commercial Banks — 1.9%
66,800	Bank of the Ozarks, Inc. (d)	2,039,404
136,880	Macatawa Bank Corporation (d)	1,851,986
31,256	Mercantile Bank Corporation	670,754
262,100	Star Asia Financial Ltd., 144A (e),(f),(g),(h)	2,424,425

		6,986,569

Consumer Finance — 1.5%
239,400	First Cash Financial Services, Inc. †,(d)	5,606,748

Diversified Financial Services — 1.9%
425,012	KKR Financial Corp. (d)	7,161,452

Insurance — 3.7%
237,100	AMERISAFE, Inc. †	3,921,634
220,000	Meadowbrook Insurance Group, Inc. †	1,982,200
116,000	National Interstate Corporation (d)	3,571,640
158,878	Tower Group, Inc. (d)	4,159,426

		13,634,900

Real Estate Investment Trusts (REITs) — 13.0%
653,900	Ashford Hospitality Trust, Inc.	6,571,695
139,100	Corporate Office Properties Trust (d)	5,790,733
159,822	Feldman Mall Properties, Inc.	1,208,254
217,400	Gramercy Capital Corp. (d)	5,471,958
351,500	Hersha Hospitality Trust, Class A (d)	3,479,850
393,100	JER Investors Trust Inc. (d)	4,894,095
408,400	Medical Properties Trust, Inc. (d)	5,439,888
322,330	Newcastle Investment Corp. (d)	5,679,455
471,800	NorthStar Realty Finance Corp.	4,684,974
157,000	Quadra Realty Trust, Inc. (d)	1,496,210
454,389	RAIT Financial Trust (d)	3,739,622

		48,456,734

Real Estate Management & Development — 0.4%
261,200	Asset Capital Corporation, Inc., 144A †,(e),(f),(g),(h)	1,486,228

Total Financials		88,588,093

Health Care — 11.2%
Health Care Equipment & Supplies — 4.7%
148,000	MTS Medication Technologies, Inc. †	1,798,200
252,415	Neogen Corporation †	5,987,284
47,175	Orthofix International N.V. †	2,310,160
143,100	PolyMedica Corporation	7,515,612

		17,611,256

2

Health Care Providers & Services — 2.4%
132,800	Air Methods Corporation †,(d)	6,135,360
162,900	Psychemedics Corp.	2,826,315

		8,961,675

Health Care Technology — 0.9%
159,977	STARLIMS Technologies Ltd. †	1,812,539
89,200	SXC Health Solutions Corp. †	1,428,984

		3,241,523

Life Sciences Tools & Services — 1.5%
270,401	MEDTOX Scientific, Inc. †,(d)	5,529,700

Pharmaceuticals — 1.7%
240,900	Matrixx Initiatives, Inc. †,(d)	4,760,184
116,200	Salix Pharmaceuticals, Ltd. †,(d)	1,443,204

		6,203,388

Total Health Care		41,547,542

Industrials — 19.5%
Aerospace & Defense — 2.1%
104,773	Ceradyne, Inc. †	7,935,507

Building Products — 2.4%
223,050	AAON, Inc. (d)	4,400,776
135,000	Builders FirstSource, Inc. †,(d)	1,455,300
191,000	PGT, Inc. †,(d)	1,514,630
48,600	Universal Forest Products, Inc. (d)	1,453,140

		8,823,846

Commercial Services & Supplies — 4.2%
219,600	Barrett Business Services, Inc. (d)	5,233,068
115,318	Horizon North Logistics Inc. †	359,409
358,800	Team, Inc. †,(d)	9,823,944

		15,416,421

Construction & Engineering — 0.5%
53,442	Stantec Inc. †	1,764,655

Industrial Conglomerates — 0.7%
66,900	Raven Industries, Inc. (d)	2,679,345

Machinery — 4.8%
61,300	Actuant Corporation, Class A (d)	3,982,661
41,700	Cascade Corporation (d)	2,717,589
133,100	Commercial Vehicle Group, Inc. †	1,707,673
48,000	Dynamic Materials Corporation (d)	2,298,720
77,200	Middleby Corporation (The) †,(d)	4,982,488
62,649	Sun Hydraulics Corporation (d)	1,992,238

		17,681,369

3

Road & Rail — 1.7%
76,074	Genesee & Wyoming, Inc., Class A †,(d)	2,193,974
176,220	Old Dominion Freight Line, Inc. †	4,223,994

		6,417,968

Trading Companies & Distributors — 3.1%
155,000	Houston Wire & Cable Company (d)	2,807,050
368,700	Rush Enterprises, Inc., Class B †	8,797,182

		11,604,232

Total Industrials		72,323,343

Information Technology — 17.3%
Communications Equipment — 2.9%
319,200	Digi International Inc. †	4,545,408
205,900	NETGEAR, Inc. †,(d)	6,263,478

		10,808,886

Computers & Peripherals — 1.5%
238,585	Rimage Corporation †,(d)	5,353,848

Electronic Equipment & Instruments — 1.6%
101,200	LoJack Corporation †	1,918,752
348,900	TTM Technologies, Inc. †	4,036,773

		5,955,525

Information Technology Services — 2.5%
139,900	ManTech International Corporation, Class A †	5,033,602
150,500	SI International, Inc. †,(d)	4,299,785

		9,333,387

Internet Software & Services — 2.1%
151,292	j2 Global Communications, Inc. †,(d)	4,951,787
240,100	TheStreet.com, Inc. (d)	2,907,611

		7,859,398

Semiconductors & Semiconductor Equipment — 5.0%
261,173	Diodes Incorporated †,(d)	8,383,653
343,800	Silicon Motion Technology Corporation, ADR †,(d)	7,738,938
158,100	Ultra Clean Holdings, Inc. †	2,324,070

		18,446,661

Software — 1.7%
250,000	Digimarc Corporation †	2,257,500
258,600	Smith Micro Software, Inc. †,(d)	4,153,116

		6,410,616

Total Information Technology		64,168,321

Materials — 5.8%
Chemicals — 2.2%
540,000	Landec Corporation †,(d)	8,348,400

4

Metals & Mining — 3.6%
166,000	Claymont Steel Holdings, Inc. †	3,361,500
179,600	Horsehead Holding Corp., 144A †,(e),(f),(g),(h),(i)	3,825,300
121,600	Novamerican Steel Inc. †	6,155,392

		13,342,192

Total Materials		21,690,592

TOTAL COMMON STOCKS
(Cost $232,150,753)		348,431,395

LIMITED PARTNERSHIP — 0.1%
(Cost $2,740,400)
Financials — 0.1%
Real Estate Investment Trusts (REITS) — 0.1%
221,000	Kodiak Funding, LP †,(e),(g),(h)	360,230

INVESTMENT COMPANY SECURITIES — 3.6%
Energy — 1.5%
Energy Equipment & Services — 1.5%
262,700	Enerflex Systems Income Fund	2,516,997
155,100	Mullen Group Income Fund	3,018,887

		5,535,884

Capital Markets — 1.7%
153,200	NGP Capital Resources Company (d)	2,486,436
299,187	Patriot Capital Funding, Inc. (d)	4,000,130

		6,486,566

Multi-Industry — 0.4%
1,365,207	Institutional Money Market Fund (j)	1,365,207

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $9,654,827)		13,387,657

COLLATERAL FOR SECURITIES ON LOAN(c) — 22.5%
(Cost $83,590,664)
83,590,664	State Street Navigator Securities Trust - Prime Portfolio (k)	83,590,664

TOTAL INVESTMENTS
(Cost $328,136,644)(l)	120.0%	$445,769,946

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. The value of securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described

5

above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Fair valued security as of September 30, 2007 (see note (b) above). At September 30, 2007, these securities represent $8,096,183, 2.2% of net assets.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $8,096,183, 2.2% of net assets.

	Acquisition
Security	Date	Cost

Asset Capital Corporation, Inc. 144A	06/23/05	$2,220,200
Horsehead Holding Corp., 144A	11/20/06	2,334,800
Kodiak Funding, LP	12/19/06	2,740,400
Star Asia Financial Ltd., 144A	02/22/07	2,621,000

(i)	At September 30, 2007, Horsehead Holding Corp., 144A, was valued at $21.30 per share, which represents 95% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on August 10, 2007.

(j)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(k)	At September 30, 2007, the market value of the securities on loan is $79,990,458.

6

(l)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $137,902,615, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $20,269,313 and net appreciation for financial reporting purposes was $117,633,302. At September 30, 2007, aggregate cost for financial reporting purposes was $328,136,644.

(m)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.
ABBREVIATION:
ADR — American Depositary Receipt
At September 30, 2007 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	86.9%	$323,018,085
Canada	3.7	13,551,673
Taiwan	2.1	7,738,938
Netherlands Antilles	0.6	2,310,160
Israel	0.5	1,812,539

TOTAL COMMON STOCKS	93.8	348,431,395
LIMITED PARTNERSHIP	0.1	360,230
INVESTMENT COMPANY SECURITIES	3.6	13,387,657
COLLATERAL FOR SECURITIES ON LOAN	22.5	83,590,664

TOTAL INVESTMENTS	120.0%	$445,769,946

7

Munder Mid-Cap Core Growth Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Shares		Value(b),(i)

COMMON STOCKS — 96.7%
Consumer Discretionary — 12.9%
Distributors — 0.8%
1,020,540	LKQ Corporation †	$35,524,997

Diversified Consumer Services — 2.1%
3,703,500	Service Corporation International	47,775,150
951,100	Sotheby’s (d)	45,453,069

		93,228,219

Hotels, Restaurants & Leisure — 2.2%
1,638,400	Penn National Gaming, Inc. †	96,698,368

Media — 0.6%
571,400	Lamar Advertising Company, Class A (d)	27,981,458

Specialty Retail — 6.5%
1,191,900	Dick’s Sporting Goods, Inc. †,(d)	80,036,085
1,695,200	GameStop Corp., Class A †	95,524,520
1,173,074	Jos. A. Bank Clothiers Inc. †,(d),(e)	39,204,133
1,185,700	Penske Automotive Group, Inc. (d)	23,998,568
992,700	Tiffany & Co.	51,967,845

		290,731,151

Textiles, Apparel & Luxury Goods — 0.7%
423,000	Polo Ralph Lauren Corporation	32,888,250

Total Consumer Discretionary		577,052,443

Consumer Staples — 3.1%
Beverages — 1.0%
938,900	Central European Distribution Corporation †	44,982,699

Food & Staples Retailing — 0.8%
1,301,100	United Natural Foods, Inc. †,(d)	35,415,942

Food Products — 1.3%
2,574,650	Flowers Foods, Inc. (d)	56,127,370

Total Consumer Staples		136,526,011

1

Energy — 9.3%
Energy Equipment & Services — 6.1%
346,800	Core Laboratories N.V. †,(d)	44,178,852
861,700	National Oilwell Varco, Inc. †	124,515,650
721,700	Oil States International, Inc. †,(d)	34,858,110
1,240,300	Superior Energy Services, Inc. †,(d)	43,956,232
409,474	Weatherford International Ltd. †	27,508,463

		275,017,307

Oil, Gas & Consumable Fuels — 3.2%
291,648	Atlas America, Inc.	15,057,786
1,398,700	Chesapeake Energy Corporation (d)	49,318,162
1,246,333	XTO Energy Inc.	77,073,233

		141,449,181

Total Energy		416,466,488

Financials — 12.3%
Capital Markets — 4.6%
633,000	Affiliated Managers Group, Inc. †,(d)	80,713,830
319,900	BlackRock, Inc. (d)	55,473,859
668,700	Eaton Vance Corp.	26,721,252
2,274,800	TD AMERITRADE Holding Corporation †,(d)	41,446,856

		204,355,797

Commercial Banks — 2.2%
629,500	HDFC Bank Limited, ADR	67,438,335
433,150	Zions Bancorporation	29,744,411

		97,182,746

Diversified Financial Services — 1.4%
103,400	CME Group Inc.	60,731,990

Insurance — 2.5%
1,650,800	Axis Capital Holdings Limited	64,232,628
910,200	ProAssurance Corporation †,(d)	49,032,474

		113,265,102

Real Estate Investment Trusts (REITs) — 0.5%
701,100	iStar Financial Inc. (d)	23,830,389

Real Estate Management & Development — 1.1%
502,300	Jones Lang LaSalle Incorporated	51,616,348

Total Financials		550,982,372

Health Care — 10.5%
Biotechnology — 1.7%
2,286,100	BioMarin Pharmaceutical Inc. †,(d)	56,923,890
448,100	Vertex Pharmaceuticals Incorporated †,(d)	17,211,521

		74,135,411

2

Health Care Equipment & Supplies — 3.1%
1,165,600	Cytyc Corporation †	55,540,840
667,300	Hologic, Inc. †,(d)	40,705,300
973,500	ResMed, Inc. †,(d)	41,733,945

		137,980,085

Health Care Providers & Services — 5.5%
587,500	DaVita, Inc. †	37,118,250
539,900	Express Scripts, Inc. †	30,137,218
610,500	Laboratory Corporation of America Holdings †	47,759,415
1,064,700	Psychiatric Solutions, Inc. †,(d)	41,821,416
2,157,900	VCA Antech, Inc. †	90,092,325

		246,928,624

Life Sciences Tools & Services — 0.2%
145,200	Techne Corporation †	9,159,216

Total Health Care		468,203,336

Industrials — 18.0%
Aerospace & Defense — 2.2%
964,000	L-3 Communications Holdings, Inc.	98,462,960

Air Freight & Logistics — 0.4%
366,650	Expeditors International of Washington, Inc.	17,342,545

Commercial Services & Supplies — 5.7%
1,703,800	Corrections Corporation of America †	44,588,446
922,900	IHS Inc., Class A †	52,134,621
1,812,500	Mobile Mini, Inc. †,(d)	43,790,000
323,300	Ritchie Bros. Auctioneers Incorporated	21,046,830
1,618,300	Stericycle, Inc. †	92,502,028

		254,061,925

Construction & Engineering — 1.8%
2,619,900	EMCOR Group, Inc. †	82,160,064

Electrical Equipment — 1.7%
1,160,700	General Cable Corporation †,(d)	77,906,184

Industrial Conglomerates — 2.8%
2,305,450	McDermott International, Inc. †	124,678,736

Machinery — 1.9%
1,377,400	Oshkosh Truck Corporation	85,357,478

Marine — 1.0%
1,811,000	American Commercial Lines Inc. †,(d)	42,975,030

Road & Rail — 0.5%
870,776	Old Dominion Freight Line, Inc. †,(d)	20,872,501

Total Industrials		803,817,423

3

Information Technology — 15.2%
Communications Equipment — 1.7%
1,524,800	CommScope, Inc. †,(d)	76,605,952

Computers & Peripherals — 1.1%
1,651,300	Logitech International S.A., ADR †,(d)	48,795,915

Electronic Equipment & Instruments — 1.9%
897,825	Itron, Inc. †,(d)	83,560,573

Information Technology Services — 3.5%
719,200	Cognizant Technology Solutions Corporation, Class A †	57,370,584
723,300	Fidelity National Information Services, Inc.	32,092,821
1,806,800	Wright Express Corporation †,(d)	65,930,132

		155,393,537

Internet Software & Services — 2.0%
818,100	Akamai Technologies, Inc. †,(d)	23,504,013
2,052,000	j2 Global Communications, Inc. †,(d)	67,161,960

		90,665,973

Semiconductors & Semiconductor Equipment — 1.7%
838,500	FormFactor, Inc. †,(d)	37,204,245
1,011,900	Microchip Technology Incorporated	36,752,208

		73,956,453

Software — 3.3%
2,127,700	Blackbaud, Inc. (d)	53,703,148
574,100	NAVTEQ Corporation †	44,762,577
1,386,000	VASCO Data Security International, Inc. †,(d)	48,939,660

		147,405,385

Total Information Technology		676,383,788

Materials — 7.1%
Chemicals — 6.0%
1,462,700	Airgas, Inc.	75,519,201
1,491,520	FMC Corporation	77,588,870
660,200	Praxair, Inc.	55,298,352
1,337,900	Syngenta AG, ADR	57,971,207

		266,377,630

Metals & Mining — 1.1%
396,900	Carpenter Technology Corporation (d)	51,600,969

Total Materials		317,978,599

Telecommunication Services — 2.2%
Wireless Telecommunication Services — 2.2%
1,536,587	Crown Castle International Corp. †,(d)	62,431,530
435,400	NII Holdings, Inc. †	35,768,110

Total Telecommunication Services		98,199,640

4

Utilities — 6.1%
Electric Utilities — 4.1%
353,700	Entergy Corporation	38,302,173
1,268,900	ITC Holdings Corp. (d)	62,873,995
2,847,300	Northeast Utilities	81,347,361

		182,523,529

Gas Utilities — 2.0%
1,700,700	Equitable Resources, Inc.	88,215,309

Total Utilities		270,738,838

TOTAL COMMON STOCKS
(Cost $3,307,277,716)		4,316,348,938

INVESTMENT COMPANY SECURITIES — 4.1%
Multi-Industry — 4.1%
79,819,721	Institutional Money Market Fund (f)	79,819,721
635,225	Midcap SPDR Trusttm, Series 1 (d)	102,207,703

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $179,161,376)		182,027,424

COLLATERAL FOR SECURITIES ON LOAN(c) — 21.8%
(Cost $971,225,859)
971,225,859	State Street Navigator Securities Trust — Prime Portfolio (g)	971,225,859

TOTAL INVESTMENTS
(Cost $4,457,664,951)(h)	122.6%	$5,469,602,221

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For

5

purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Affiliated company security. The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At, or during the period ended September 30, 2007, the Fund held the following security of an affiliated company:

		Purchased		Sold
Affiliated	Value at					Value at	Realized
Company	06/30/07	Cost	Shares	Cost	Shares	09/30/07	Gain

Jos. A. Bank Clothiers Inc.	$45,781,802	$2,511,952	69,100	$—	—	$39,204,133	—

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(g)	At September 30, 2007, the market value of the securities on loan is $957,341,161.

(h)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,078,255,941, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $66,318,671 and net appreciation for financial reporting purposes was $1,011,937,270. At September 30, 2007, aggregate cost for financial reporting purposes was $4,457,664,951.

(i)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.
ABBREVIATIONS:
ADR  — American Depositary Receipt

6

At September 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.9%	$4,012,685,171
Switzerland	2.4	106,767,122
India	1.5	67,438,335
Bermuda	1.4	64,232,628
Netherlands	1.0	44,178,852
Canada	0.5	21,046,830

TOTAL COMMON STOCKS	96.7	4,316,348,938
INVESTMENT COMPANY SECURITIES	4.1	182,027,424
COLLATERAL FOR SECURITIES ON LOAN	21.8	971,225,859

TOTAL INVESTMENTS	122.6%	$5,469,602,221

7

Munder Mid-Cap Value Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Shares		Value(b),(e)

COMMON STOCKS — 97.9%
Consumer Discretionary — 12.7%
Auto Components — 2.1%
100	BorgWarner Inc.	$9,153

Hotels, Restaurants & Leisure — 1.5%
110	Penn National Gaming, Inc. †	6,492

Household Durables — 3.5%
65	Mohawk Industries, Inc. †	5,285
270	Tempur-Pedic International Inc.	9,652

		14,937

Media — 1.3%
120	Omnicom Group Inc.	5,771

Multiline Retail — 0.9%
80	Nordstrom, Inc.	3,751

Specialty Retail — 1.9%
400	Penske Automotive Group, Inc.	8,096

Textiles, Apparel & Luxury Goods — 1.5%
230	Wolverine World Wide, Inc.	6,302

Total Consumer Discretionary		54,502

Consumer Staples — 5.6%
Food Products — 2.5%
140	Campbell Soup Company	5,180
150	McCormick & Company, Incorporated	5,396

		10,576

Household Products — 1.1%
80	Clorox Company (The)	4,879

Personal Products — 2.0%
190	Herbalife Ltd.	8,637

Total Consumer Staples		24,092

Energy — 7.7%
Energy Equipment & Services — 6.6%
70	Core Laboratories N.V. †	8,917
160	FMC Technologies, Inc. †	9,226
70	National Oilwell Varco, Inc. †	10,115

		28,258

1

Oil, Gas & Consumable Fuels — 1.1%
140	Chesapeake Energy Corporation	4,936

Total Energy		33,194

Financials — 27.7%
Capital Markets — 3.6%
70	Affiliated Managers Group, Inc. †	8,926
30	Bear Stearns Companies Inc. (The)	3,684
170	TD AMERITRADE Holding Corporation †	3,097

		15,707

Commercial Banks — 4.5%
150	Cullen/ Frost Bankers, Inc.	7,518
190	Marshall & Ilsley Corporation	8,316
50	Zions Bancorporation	3,434

		19,268

Diversified Financial Services — 2.9%
120	CIT Group Inc.	4,824
460	KKR Financial Corp.	7,751

		12,575

Insurance — 7.4%
110	ACE Limited	6,663
200	Aspen Insurance Holdings Limited	5,582
160	Axis Capital Holdings Limited	6,226
110	Delphi Financial Group, Inc.	4,446
150	Genworth Financial, Inc., Class A	4,609
70	MBIA Inc.	4,273

		31,799

Real Estate Investment Trusts (REITs) — 9.3%
80	Alexandria Real Estate Equities, Inc.	7,701
140	Annaly Capital Management, Inc.	2,230
190	Corporate Office Properties Trust	7,910
310	Host Hotels & Resorts, Inc.	6,956
160	Kimco Realty Corporation	7,234
120	ProLogis	7,962

		39,993

Total Financials		119,342

Health Care — 5.9%
Health Care Equipment & Supplies — 2.2%
110	Respironics, Inc. †	5,283
100	St. Jude Medical, Inc. †	4,407

		9,690

2

Health Care Providers & Services — 2.7%
80	Coventry Health Care, Inc. †	4,977
110	McKesson Corporation	6,467

		11,444

Life Sciences Tools & Services — 1.0%
70	Techne Corporation †	4,416

Total Health Care		25,550

Industrials — 14.8%
Electrical Equipment — 5.5%
230	AMETEK, Inc.	9,940
40	Cooper Industries, Ltd., Class A	2,044
175	General Cable Corporation †	11,746

		23,730

Industrial Conglomerates — 2.0%
180	Carlisle Companies Incorporated	8,748

Machinery — 6.5%
80	Eaton Corporation	7,923
120	IDEX Corporation	4,367
140	Oshkosh Truck Corporation	8,676
80	Terex Corporation †	7,121

		28,087

Road & Rail — 0.8%
80	Landstar System, Inc.	3,358

Total Industrials		63,923

Information Technology — 8.1%
Communications Equipment — 1.2%
100	CommScope, Inc. †	5,024

Electronic Equipment & Instruments — 2.9%
150	Amphenol Corporation, Class A	5,964
120	FLIR Systems, Inc. †	6,647

		12,611

Internet Software & Services — 1.2%
160	j2 Global Communications, Inc. †	5,237

Semiconductors & Semiconductor Equipment — 1.5%
110	MEMC Electronic Materials, Inc. †	6,474

Software — 1.3%
180	Intuit Inc. †	5,454

Total Information Technology		34,800

Materials — 5.2%
Containers & Packaging — 1.0%
70	Greif Inc., Class A	4,248

3

Metals & Mining — 4.2%
50	Allegheny Technologies, Incorporated	5,497
120	Quanex Corporation	5,638
120	Reliance Steel & Aluminum Co.	6,785

		17,920

Total Materials		22,168

Utilities — 10.2%
Electric Utilities — 3.4%
150	Edison International	8,317
100	FirstEnergy Corp.	6,334

		14,651

Gas Utilities — 4.6%
110	Energen Corporation	6,283
120	Equitable Resources, Inc.	6,225
140	Questar Corporation	7,354

		19,862

Multi-Utilities — 2.2%
340	MDU Resources Group, Inc.	9,466

Total Utilities		43,979

TOTAL COMMON STOCKS
(Cost $403,368)		421,550

INVESTMENT COMPANY SECURITY — 0.8%
(Cost $3,579)
3,579	Institutional Money Market Fund (c)	3,579

TOTAL INVESTMENTS
(Cost $406,947) (d)	98.7%	$425,129

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign

4

currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(d)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $21,411, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,229 and net appreciation for financial reporting purposes was $18,182. At September 30, 2007, aggregate cost for financial reporting purposes was $406,947.

(e)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

At September 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	89.5%	$385,526
Bermuda	4.3	18,470
Netherlands	2.1	8,917
Cayman Islands	2.0	8,637

TOTAL COMMON STOCKS	97.9	421,550
INVESTMENT COMPANY SECURITY	0.8	3,579

TOTAL INVESTMENTS	98.7%	$425,129

5

Munder Real Estate Equity Investment Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a),(b)

Shares		Value(c),(j)

COMMON STOCKS — 97.7%
Real Estate Investment Trusts (REITs) — 97.7%
Diversified — 5.7%
13,120	Colonial Properties Trust	$450,016
20,005	Vornado Realty Trust	2,187,547

		2,637,563

Healthcare — 6.6%
16,820	Health Care REIT, Inc.	744,117
64,430	Medical Properties Trust, Inc.	858,207
34,995	Ventas, Inc.	1,448,793

		3,051,117

Hybrid — 1.0%
13,910	iStar Financial Inc.	472,801

Industrial/ Office — Industrial — 7.3%
7,300	AMB Property Corporation	436,613
44,840	ProLogis	2,975,134

		3,411,747

Industrial/ Office — Mixed — 2.1%
19,930	Digital Realty Trust, Inc.	785,043
3,475	PS Business Parks, Inc.	197,554

		982,597

Industrial/ Office — Office — 14.4%
14,350	Alexandria Real Estate Equities, Inc.	1,381,331
29,990	BioMed Realty Trust, Inc.	722,759
19,380	Boston Properties, Inc.	2,013,582
29,050	Corporate Office Properties Trust	1,209,352
11,468	SL Green Realty Corp.	1,339,118

		6,666,142

Lodging/ Resorts — 8.7%
61,985	Ashford Hospitality Trust, Inc.	622,949
17,210	Hersha Hospitality Trust, Class A	170,379
82,830	Host Hotels & Resorts, Inc.	1,858,705
32,560	LaSalle Hotel Properties	1,370,125

		4,022,158

1

Mortgage — Commercial Financing — 9.4%
35,320	Gramercy Capital Corp.	889,004
68,380	JER Investors Trust Inc.	851,331
45,015	Newcastle Investment Corp.	793,164
83,970	NorthStar Realty Finance Corp.	833,822
120,937	RAIT Financial Trust	995,312

		4,362,633

Mortgages — Home Financing — 1.5%
40,912	KKR Financial Corp.	689,367

Residential — Apartments — 11.3%
8,230	Apartment Investment and Management Company, Class A	371,420
11,009	AvalonBay Communities, Inc.	1,299,723
15,730	Camden Property Trust	1,010,652
18,725	Equity Residential	793,191
7,640	Essex Property Trust, Inc.	898,235
17,660	Mid-America Apartment Communities, Inc.	880,351

		5,253,572

Retail — Regional Malls — 14.6%
7,225	CBL & Associates Properties, Inc.	253,236
51,310	Feldman Mall Properties, Inc.	387,904
32,845	General Growth Properties, Inc.	1,761,149
44,019	Simon Property Group, Inc.	4,401,900

		6,804,189

Retail — Shopping Centers — 11.6%
23,205	Developers Diversified Realty Corporation	1,296,463
49,894	Kimco Realty Corporation	2,255,708
35,620	Kite Realty Group Trust	669,656
15,065	Regency Centers Corporation	1,156,239

		5,378,066

Self Storage — 3.5%
17,360	Public Storage, Inc.	1,365,364
6,110	Sovran Self Storage, Inc.	280,082

		1,645,446

Total Real Estate Investment Trusts (REITs)		45,377,398

TOTAL COMMON STOCKS
(Cost $26,223,496)		45,377,398

PREFERRED STOCK — 2.1%
(Cost $1,000,000)
Real Estate Management & Development — 2.1%
20,000	LBA Realty Funding II, Series A, 144A, 8.75%, due 08/05/2008 (d),(e),(f),(g)	963,000

2

INVESTMENT COMPANY SECURITY — 0.2%
(Cost $103,819)
103,819	Institutional Money Market Fund (h)	103,819

TOTAL INVESTMENTS
(Cost $27,327,315)(i)	100.0%	$46,444,217

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	The Fund primarily invests in equity securities of United States companies that are principally engaged in business within the real estate industry, most of which are REITs. Investing in the securities of real estate-related companies involves many of the risks of investing directly in real estate such as declining real estate values, changing economic conditions and increasing interest rates. Adverse economic, business or political developments affecting that industry could have a major effect on the value of the Fund’s investments. In addition, investments in securities of REITs entail additional risks because REITs depend on specialized management skills, may invest in a limited number of properties and may concentrate in a particular region or property type. The value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Fair valued security as of September 30, 2007 (see note (c) above). At September 30, 2007, these securities represent $963,000, 2.1% of net assets.

(e)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(f)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(g)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $963,000, 2.1% of net assets.

Security	Acquisition Date	Cost

LBA Realty Funding II, Series A, 144A, 8.75%, due 08/05/2008	07/29/03	$1,000,000

3

(h)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(i)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $22,127,120, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $3,010,218 and net appreciation for financial reporting purposes was $19,116,902. At September 30, 2007, aggregate cost for financial reporting purposes was $27,327,315.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

4

Munder S&P® MidCap Index Equity Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Shares		Value(b),(j)

COMMON STOCKS — 97.1%
Consumer Discretionary — 12.9%
Auto Components — 1.1%
4,646	ArvinMeritor, Inc. (d)	$78,146
3,545	BorgWarner, Inc.	324,474
8,796	Gentex Corporation (d)	188,586
4,717	Lear Corporation †	151,415
2,137	Modine Manufacturing Company (d)	56,887

		799,508

Automobiles — 0.1%
2,115	Thor Industries, Inc.	95,154

Diversified Consumer Services — 1.5%
5,581	Career Education Corporation †	156,212
5,176	Corinthian Colleges, Inc. †,(d)	82,350
3,654	DeVry, Inc. (d)	135,234
1,827	ITT Educational Services, Inc. †	222,328
1,915	Matthews International Corporation, Class A (d)	83,877
2,702	Regis Corporation	86,221
4,051	Sotheby’s (d)	193,597
887	Strayer Education, Inc.	149,575

		1,109,394

Hotels, Restaurants & Leisure — 1.4%
4,583	Applebee’s International, Inc.	114,025
2,318	Bob Evans Farms, Inc. (d)	69,957
3,434	Boyd Gaming Corporation	147,147
6,434	Brinker International, Inc.	176,549
1,496	CBRL Group, Inc.	61,037
4,415	Cheesecake Factory, Incorporated (The) †,(d)	103,620
2,007	International Speedway Corporation, Class A	92,041
1,937	Life Time Fitness, Inc. †,(d)	118,815
3,162	Ruby Tuesday, Inc. (d)	57,991
3,971	Scientific Games Corporation †,(d)	149,310

		1,090,492

Household Durables — 1.4%
3,405	American Greetings Corporation, Class A (d)	89,892
1,636	Blyth, Inc.	33,456
3,146	Furniture Brands International, Inc. (d)	31,901
2,380	Hovnanian Enterprises, Inc., Class A †,(d)	26,394
2,131	M.D.C. Holdings, Inc. (d)	87,243
3,373	Mohawk Industries, Inc. †,(e)	274,225

1

349	NVR, Inc. †,(d)	164,117
2,736	Ryland Group, Inc. (The) (d)	58,633
7,769	Toll Brothers, Inc. †,(d)	155,302
3,779	Tupperware Brands Corporation	119,001

		1,040,164

Internet & Catalog Retail — 0.1%
3,174	Netflix, Inc. †,(d)	65,765

Leisure Equipment & Products — 0.1%
4,555	Callaway Golf Company (d)	72,926

Media — 1.2%
5,378	Belo Corp., Class A (d)	93,362
2,348	Catalina Marketing Corporation †	76,052
1,816	Entercom Communications Corp. (d)	35,103
2,900	Getty Images, Inc. †	80,707
3,073	Harte-Hanks, Inc.	60,477
2,734	John Wiley & Sons, Inc.	122,838
2,554	Lee Enterprises Incorporated (d)	39,766
1,474	Media General, Inc., Class A (d)	40,550
1,672	Scholastic Corporation †	58,286
3,115	Valassis Communications, Inc. †,(d)	27,786
354	Washington Post Company (The), Class B	284,191

		919,118

Multiline Retail — 0.5%
3,051	99¢ Only Stores †,(d)	31,334
5,824	Dollar Tree Stores, Inc. †	236,105
8,775	Saks, Inc. (d)	150,491

		417,930

Specialty Retail — 4.8%
6,489	Advance Auto Parts, Inc.	217,771
4,716	Aeropostale, Inc. †	89,887
13,150	American Eagle Outfitters, Inc. (e)	345,976
3,807	AnnTaylor Stores Corporation †	120,568
3,102	Barnes & Noble, Inc.	109,376
3,865	Borders Group, Inc. (d)	51,520
13,318	CarMax, Inc. †,(d)	270,755
7,499	Charming Shoppes, Inc. †,(d)	62,992
10,771	Chico’s FAS, Inc. †,(d),(e)	151,333
3,937	Coldwater Creek Inc. †,(d)	42,756
4,009	Collective Brands, Inc. †,(d)	88,438
2,537	Dick’s Sporting Goods, Inc. †	170,360
9,445	Foot Locker, Inc. (d)	144,792
9,732	GameStop Corporation, Class A †	548,398
7,027	O’Reilly Automotive, Inc. †	234,772
4,495	Pacific Sunwear of California, Inc. †,(d)	66,526
8,234	PetSmart, Inc.	262,665
4,232	Rent-A-Center, Inc. †,(d)	76,726

2

8,390	Ross Stores, Inc.	215,120
6,899	Urban Outfitters, Inc. †,(d)	150,398
5,512	Williams-Sonoma, Inc. (d)	179,801

		3,600,930

Textiles, Apparel & Luxury Goods — 0.7%
5,867	Hanesbrands, Inc. †	164,628
3,455	Phillips-Van Heusen Corporation	181,318
3,255	Timberland Company (The), Class A †,(d)	61,715
2,784	Warnaco Group, Inc. (The) †	108,771

		516,432

Total Consumer Discretionary		9,727,813

Consumer Staples — 2.8%
Beverages — 0.4%
3,619	Hansen Natural Corporation †,(d)	205,125
3,624	PepsiAmericas, Inc.	117,562

		322,687

Food & Staples Retailing — 0.3%
3,983	BJ’s Wholesale Club, Inc. †	132,076
2,343	Ruddick Corporation (d)	78,584

		210,660

Food Products — 0.9%
4,427	Hormel Foods Corporation	158,398
3,519	J.M. Smucker Company (The)	187,985
1,337	Lancaster Colony Corporation (d)	51,033
7,146	Smithfield Foods, Inc. †,(d)	225,099
1,765	Tootsie Roll Industries, Inc. (d)	46,826

		669,341

Household Products — 0.8%
4,032	Church & Dwight Co., Inc.	189,666
3,485	Energizer Holdings, Inc. †	386,312

		575,978

Personal Products — 0.3%
5,297	Alberto-Culver Company	131,313
3,462	NBTY, Inc. †	140,557

		271,870

Tobacco — 0.1%
1,674	Universal Corporation (d)	81,942

Total Consumer Staples		2,132,478

Energy — 9.4%
Energy Equipment & Services — 4.0%
6,650	Cameron International Corporation †,(e)	613,729
4,025	Exterran Holdings, Inc. †	323,369

3

7,928	FMC Technologies, Inc. †	457,128
7,849	Grant Prideco, Inc. †,(e)	427,927
6,318	Helmerich & Payne, Inc.	207,420
9,583	Patterson-UTI Energy, Inc.	216,288
10,205	Pride International, Inc. †	372,993
4,984	Superior Energy Services, Inc. †	176,633
3,412	Tidewater, Inc. (d)	214,410

		3,009,897

Oil, Gas & Consumable Fuels — 5.4%
8,756	Arch Coal, Inc. (d)	295,427
2,154	Bill Barrett Corporation †,(d)	84,889
5,086	Cimarex Energy Co. (d)	189,454
7,467	Denbury Resources Inc. †	333,700
3,254	Encore Acquisition Company †,(d)	102,989
5,383	Forest Oil Corporation †,(d)	231,684
6,556	Frontier Oil Corporation	272,992
7,951	Newfield Exploration Company †	382,920
10,504	Noble Energy, Inc. (e)	735,700
1,739	Overseas Shipholding Group, Inc.	133,607
7,425	Pioneer Natural Resources Company (e)	333,977
4,454	Plains Exploration & Production Company †,(d)	196,956
3,589	Pogo Producing Company (d)	190,612
3,119	Quicksilver Resources, Inc. †	146,749
10,416	Southwestern Energy Company †,(e)	435,910

		4,067,566

Total Energy		7,077,463

Financials — 14.5%
Capital Markets — 1.8%
7,563	Eaton Vance Corp.	302,217
6,853	Jefferies Group, Inc.	190,719
4,889	Nuveen Investments, Inc. (d)	302,825
5,772	Raymond James Financial, Inc.	189,610
7,788	SEI Investments Company	212,457
5,127	Waddell & Reed Financial, Inc., Class A	138,583

		1,336,411

Commercial Banks — 2.5%
7,777	Associated Banc-Corp	230,433
3,025	Bank of Hawaii Corporation	159,871
3,057	Cathay General Bancorp (d)	98,466
2,504	City National Corporation	174,053
9,383	Colonial BancGroup, Inc. (d)	202,861
3,614	Cullen/Frost Bankers, Inc. (d)	181,134
1,686	First Community Bancorp (d)	92,241
4,924	FirstMerit Corporation (d)	97,298
2,104	SVB Financial Group †,(d)	99,645
6,681	TCF Financial Corporation	174,909

4

3,343	Webster Financial Corporation	140,807
1,819	Westamerica Bancorporation (d)	90,604
4,160	Wilmington Trust Corporation (d)	161,824

		1,904,146

Consumer Finance — 0.2%
7,006	AmeriCredit Corp. †,(d)	123,165

Insurance — 4.0%
4,599	American Financial Group, Inc.	131,163
5,831	Arthur J. Gallagher & Co. (d)	168,924
6,955	Brown & Brown, Inc.	182,916
2,780	Commerce Group, Inc., (The) (d)	81,927
3,868	Everest Re Group, Ltd. (e)	426,408
13,518	Fidelity National Financial, Inc. (d)	236,295
5,859	First American Corporation (The)	214,557
3,175	Hanover Insurance Group, Inc. (The)	140,303
6,890	HCC Insurance Holdings, Inc.	197,330
2,810	Horace Mann Educators Corporation	55,385
2,176	Mercury General Corporation	117,352
14,170	Old Republic International Corporation	265,546
4,292	Protective Life Corporation	182,152
3,234	StanCorp Financial Group, Inc.	160,115
3,208	Unitrin, Inc. (d)	159,085
10,084	W. R. Berkley Corporation	298,789

		3,018,247

Real Estate Investment Trusts (REITs) — 4.2%
6,113	AMB Property Corporation	365,618
2,400	Cousins Properties Incorporated	70,464
8,400	Duke Realty Corporation	283,920
2,400	Equity One, Inc. (d)	65,280
3,496	Highwoods Properties, Inc.	128,198
5,744	Hospitality Properties Trust	233,494
5,584	Liberty Property Trust	224,533
4,397	Macerich Company (The)	385,089
4,156	Mack-Cali Realty Corporation	170,812
5,566	Nationwide Health Properties, Inc.	167,703
2,388	Potlatch Corporation (d)	107,532
4,763	Rayonier, Inc.	228,814
4,253	Regency Centers Corporation	326,418
8,245	UDR, Inc. (d)	200,518
4,708	Weingarten Realty Investors (d)	195,194

		3,153,587

Real Estate Management & Development — 0.3%
2,289	Jones Lang LaSalle Incorporated (d)	235,218

Thrifts & Mortgage Finance — 1.5%
5,032	Astoria Financial Corporation	133,499
6,447	First Niagara Financial Group, Inc. (d)	91,225

5

4,686	IndyMac Bancorp, Inc. (d)	110,637
19,205	New York Community Bancorp, Inc. (d)	365,855
5,293	PMI Group, Inc. (The) (d)	173,081
4,919	Radian Group, Inc. (d)	114,514
5,345	Washington Federal, Inc.	140,360

		1,129,171

Total Financials		10,899,945

Health Care — 11.5%
Biotechnology — 1.3%
4,091	Cephalon, Inc. †,(d)	298,888
19,608	Millennium Pharmaceuticals, Inc. †	199,021
7,149	PDL BioPharma, Inc. †,(d)	154,490
8,063	Vertex Pharmaceuticals Incorporated †	309,700

		962,099

Health Care Equipment & Supplies — 3.7%
3,866	Advanced Medical Optics, Inc. †,(d)	118,261
3,787	Beckman Coulter, Inc.	279,329
7,139	Cytyc Corporation †	340,173
9,301	Dentsply International, Inc.	387,294
3,504	Edwards Lifesciences Corporation †,(d)	172,782
3,239	Gen-Probe Incorporated †	215,653
3,790	Hillenbrand Industries, Inc.	208,526
2,309	Intuitive Surgical, Inc. †	531,070
2,808	Kyphon Inc. †,(d)	196,560
4,741	ResMed, Inc. †,(d)	203,247
3,976	STERIS Corporation	108,664

		2,761,559

Health Care Providers & Services — 3.2%
2,840	Apria Healthcare Group, Inc. †	73,868
5,867	Community Health Systems, Inc. †	184,459
14,836	Health Management Associates, Inc., Class A (d)	102,962
6,807	Health Net, Inc. †	367,918
5,449	Henry Schein, Inc. †	331,517
2,062	Kindred Healthcare, Inc. †,(d)	36,930
3,552	LifePoint Hospitals, Inc. †,(d)	106,596
5,195	Lincare Holdings, Inc. †	190,397
7,442	Omnicare, Inc. (d)	246,554
3,324	Psychiatric Solutions, Inc. †,(d)	130,567
3,298	Universal Health Services, Inc., Class B	179,477
5,139	VCA Antech, Inc. †	214,553
2,552	WellCare Health Plans Inc. †,(d)	269,057

		2,434,855

Health Care Technology — 0.3%
4,015	Cerner Corporation †,(d)	240,137

6

Life Sciences Tools & Services — 2.0%
4,191	Affymetrix, Inc. †,(d)	106,326
4,155	Charles River Laboratories International, Inc. †	233,303
3,898	Covance, Inc. †	303,654
2,833	Invitrogen Corporation †	231,541
6,393	Pharmaceutical Product Development, Inc.	226,568
2,418	Techne Corporation †	152,527
1,867	Varian, Inc. †	118,760
1,790	Ventana Medical Systems, Inc. †	153,779

		1,526,458

Pharmaceuticals — 1.0%
8,201	Endo Pharmaceuticals Holdings Inc. †	254,313
3,416	Medicis Pharmaceutical Corporation, Class A (d)	104,222
2,280	Par Pharmaceutical Companies, Inc. †,(d)	42,317
4,919	Perrigo Company	105,021
6,566	Sepracor, Inc. †,(e)	180,565
5,626	Valeant Pharmaceuticals International (d)	87,090

		773,528

Total Health Care		8,698,636

Industrials — 15.5%
Aerospace & Defense — 0.5%
2,055	Alliant Techsystems, Inc. †,(d)	224,611
2,516	DRS Technologies, Inc.	138,682

		363,293

Air Freight & Logistics — 0.8%
13,033	Expeditors International of Washington, Inc. (e)	616,461

Airlines — 0.3%
5,954	AirTran Holdings, Inc. †,(d)	58,588
2,632	Alaska Air Group, Inc. †,(d)	60,773
11,542	JetBlue Airways Corporation †,(d)	106,417

		225,778

Commercial Services & Supplies — 3.4%
2,967	Brink’s Company (The) (d)	165,796
4,598	ChoicePoint, Inc. †	174,356
4,413	Copart, Inc. †	151,763
2,213	Corporate Executive Board Company (The)	164,293
3,194	Deluxe Corporation	117,667
3,600	Dun & Bradstreet Corporation (The)	354,996
3,763	Herman Miller, Inc.	102,128
2,932	HNI Corporation (d)	105,552
1,458	Kelly Services, Inc., Class A (d)	28,883
3,140	Korn/Ferry International †	51,841
5,179	Manpower, Inc.	333,269
1,795	Mine Safety Appliances Company (d)	84,563
2,810	Navigant Consulting, Inc. †,(d)	35,575

7

10,047	Republic Services, Inc.	328,637
1,922	Rollins, Inc.	51,298
5,361	Stericycle, Inc. †	306,435

		2,557,052

Construction & Engineering — 1.8%
2,194	Granite Construction, Inc.	116,326
7,337	Jacobs Engineering Group Inc. †	554,530
10,340	KBR, Inc. †	400,882
10,388	Quanta Services, Inc. †,(d)	274,763

		1,346,501

Electrical Equipment — 1.3%
6,550	AMETEK, Inc.	283,091
3,628	Hubbell Incorporated, Class B	207,231
5,420	Roper Industries, Inc.	355,010
3,103	Thomas & Betts Corporation †	181,960

		1,027,292

Industrial Conglomerates — 0.6%
3,816	Carlisle Companies Incorporated	185,458
451	Sequa Corporation, Class A †,(d)	74,767
2,409	Teleflex, Inc.	187,709

		447,934

Machinery — 4.8%
5,596	AGCO Corporation †	284,109
3,101	Crane Co.	148,755
4,367	Donaldson Company, Inc.	182,366
3,101	Federal Signal Corporation (d)	47,631
3,489	Flowserve Corporation	265,792
4,016	Graco Inc.	157,066
5,151	Harsco Corporation	305,300
4,980	IDEX Corporation	181,222
6,611	Joy Global, Inc. (e)	336,235
2,384	Kennametal, Inc.	200,208
2,623	Lincoln Electric Holdings, Inc.	203,571
2,065	Nordson Corporation	103,684
4,531	Oshkosh Truck Corporation	280,786
6,105	Pentair, Inc.	202,564
3,333	SPX Corporation	308,503
5,806	Timken Company (The)	215,693
4,962	Trinity Industries, Inc. (d)	186,273

		3,609,758

Marine — 0.2%
2,630	Alexander & Baldwin, Inc.	131,842

Road & Rail — 0.8%
6,561	Avis Budget Group, Inc. †	150,181
2,802	Con-way Inc.	128,892

8

5,709	J.B. Hunt Transport Services, Inc. (d)	150,147
2,812	Werner Enterprises, Inc. (d)	48,226
3,705	YRC Worldwide, Inc. †,(d)	101,220

		578,666

Trading Companies & Distributors — 1.0%
7,739	Fastenal Company (d)	351,428
3,147	GATX Corporation (d)	134,534
2,907	MSC Industrial Direct Co., Inc., Class A	147,065
4,469	United Rentals, Inc. †	143,768

		776,795

Total Industrials		11,681,372

Information Technology — 15.5%
Communications Equipment — 2.4%
25,736	3Com Corporation †	127,136
7,190	ADC Telecommunications, Inc. †	140,996
3,729	ADTRAN, Inc. (d)	85,879
9,546	Andrew Corporation †,(d)	132,212
3,091	Avocent Corporation †,(d)	90,010
3,773	CommScope, Inc. †	189,555
2,646	Dycom Industries, Inc. †,(d)	81,047
5,154	F5 Networks, Inc. †	191,677
8,408	Harris Corporation	485,898
2,941	Plantronics, Inc.	83,966
5,596	Polycom, Inc. †	150,309
8,479	Powerwave Technologies, Inc. †,(d)	52,231
6,919	UTStarcom, Inc. †,(d)	25,323

		1,836,239

Computers & Peripherals — 1.3%
4,026	Diebold, Inc. (d)	182,861
2,198	Imation Corp. (d)	53,917
11,100	NCR Corporation †	263,514
6,367	Palm, Inc. †,(d)	103,591
13,401	Western Digital Corporation †	339,313

		943,196

Electronic Equipment & Instruments — 2.7%
10,892	Amphenol Corporation, Class A	433,066
7,572	Arrow Electronics, Inc. †	321,961
9,171	Avnet, Inc. †,(d)	365,556
3,710	CDW Corporation †	323,512
8,942	Ingram Micro Inc., Class A †	175,353
5,448	KEMET Corporation †,(d)	40,043
3,505	National Instruments Corporation	120,327
3,379	Tech Data Corporation †	135,565
11,402	Vishay Intertechnology, Inc. †	148,568

		2,063,951

9

Information Technology Services — 2.8%
4,231	Acxiom Corporation	83,732
4,817	Alliance Data Systems Corporation †	373,029
8,518	Broadridge Financial Solutions Inc.	161,416
8,822	Ceridian Corporation †	306,476
5,401	CheckFree Corporation †,(d)	251,363
2,823	CSG Systems International, Inc. †	59,989
3,261	DST Systems, Inc. †,(d)	279,826
4,261	Gartner, Inc. †	104,224
4,953	Global Payments Inc.	219,022
5,071	MoneyGram International, Inc.	114,554
6,639	MPS Group, Inc. †	74,025
2,706	SRA International, Inc., Class A †,(d)	75,984

		2,103,640

Internet Software & Services — 0.3%
2,455	Digital River, Inc. †,(d)	109,861
6,139	ValueClick, Inc. †,(d)	137,882

		247,743

Office Electronics — 0.2%
4,225	Zebra Technologies Corporation, Class A †	154,170

Semiconductors & Semiconductor Equipment — 2.9%
29,913	Atmel Corporation †	154,351
5,186	Cree, Inc. †,(d)	161,285
9,446	Cypress Semiconductor Corporation †,(d)	275,918
7,602	Fairchild Semiconductor International, Inc. †	142,005
12,009	Integrated Device Technology, Inc. †	185,899
4,437	International Rectifier Corporation †,(d)	146,377
8,147	Intersil Corporation, Class A	272,354
8,265	Lam Research Corporation †,(e)	440,194
7,468	Lattice Semiconductor Corporation †,(d)	33,531
3,685	Micrel Incorporated (d)	39,798
12,557	RF Micro Devices, Inc. †,(d)	84,509
4,092	Semtech Corporation †,(d)	83,804
3,378	Silicon Laboratories, Inc. †	141,065
9,053	TriQuint Semiconductor, Inc. †,(d)	44,450

		2,205,540

Software — 2.9%
2,418	ACI Worldwide, Inc. †,(d)	54,042
17,469	Activision, Inc. †	377,156
1,124	Advent Software, Inc. †,(d)	52,794
16,982	Cadence Design Systems, Inc. †,(d)	376,831
3,495	Fair Isaac Corporation (d)	126,205
4,807	Jack Henry & Associates, Inc.	124,309
3,437	Macrovision Corporation †,(d)	84,653
9,761	McAfee Inc. †	340,366
5,578	Mentor Graphics Corporation †,(d)	84,228

10

7,027	Parametric Technology Corporation †,(d)	122,410
5,591	Sybase, Inc. †	129,320
8,868	Synopsys, Inc. †	240,145
4,891	Wind River Systems, Inc. †	57,567

		2,170,026

Total Information Technology		11,724,505

Materials — 7.0%
Chemicals — 3.9%
4,848	Airgas, Inc.	250,302
4,851	Albemarle Corporation	214,414
4,142	Cabot Corporation	147,165
14,783	Chemtura Corporation	131,421
2,569	Cytec Industries, Inc.	175,694
2,807	Ferro Corporation	56,084
4,656	FMC Corporation	242,205
4,226	Lubrizol Corporation (The)	274,944
15,509	Lyondell Chemical Company (d),(e)	718,842
1,229	Minerals Technologies, Inc. (d)	82,343
4,522	Olin Corporation (d)	101,203
7,415	RPM International, Inc.	177,589
2,685	Scotts Miracle-Gro Company (The) (d)	114,784
3,059	Sensient Technologies Corporation	88,313
6,153	Valspar Corporation (The)	167,423

		2,942,726

Construction Materials — 0.7%
3,026	Florida Rock Industries, Inc. (d)	189,095
2,557	Martin Marietta Materials, Inc. (d)	341,487

		530,582

Containers & Packaging — 0.5%
5,672	Packaging Corporation of America	164,885
6,168	Sonoco Products Company	186,150

		351,035

Metals & Mining — 1.7%
1,580	Carpenter Technology Corporation	205,416
2,510	Cleveland-Cliffs, Inc. (d)	220,805
7,324	Commercial Metals Company	231,805
4,060	Reliance Steel & Aluminum Co.	229,552
5,783	Steel Dynamics, Inc.	270,066
4,220	Worthington Industries, Inc. (d)	99,423

		1,257,067

11

Paper & Forest Products — 0.2%
3,641	Bowater, Inc. (d)	54,324
6,388	Louisiana-Pacific Corporation (d)	108,404

		162,728

Total Materials		5,244,138

Telecommunication Services — 0.9%
Diversified Telecommunication Services — 0.3%
16,118	Cincinnati Bell, Inc. †	79,623
4,676	NeuStar, Inc., Class A †,(d)	160,340

		239,963

Wireless Telecommunication Services — 0.6%
6,550	Telephone & Data Systems, Inc. (e)	437,213

Total Telecommunication Services		677,176

Utilities — 7.1%
Electric Utilities — 2.0%
6,948	DPL, Inc. (d)	182,455
5,268	Great Plains Energy, Inc. (d)	151,771
5,279	Hawaiian Electric Industries, Inc. (d)	114,607
2,840	IDACORP, Inc. (d)	92,982
9,478	Northeast Utilities	270,786
11,841	Pepco Holdings, Inc.	320,654
13,561	Sierra Pacific Resources †	213,315
5,597	Westar Energy, Inc. (d)	137,462

		1,484,032

Gas Utilities — 1.6%
4,754	AGL Resources, Inc.	188,354
7,443	Equitable Resources, Inc.	386,068
5,112	National Fuel Gas Company (d)	239,293
6,357	ONEOK, Inc.	301,322
3,017	WGL Holdings, Inc. (d)	102,246

		1,217,283

Multi-Utilities — 3.2%
6,849	Alliant Energy Corporation	262,454
22,935	Aquila, Inc. †,(d)	91,969
2,310	Black Hills Corporation (d)	94,756
9,685	Energy East Corporation (d)	261,979
11,143	MDU Resources Group, Inc.	310,221
6,535	NSTAR (d)	227,483
5,614	OGE Energy Corp.	185,823
4,695	PNM Resources, Inc.	109,300
7,161	Puget Energy, Inc.	175,230
7,139	SCANA Corporation	276,565
4,682	Vectren Corporation	127,772
7,156	Wisconsin Energy Corporation	322,235

		2,445,787

12

Water Utilities — 0.3%
8,112	Aqua America, Inc. (d)	183,980

Total Utilities		5,331,082

TOTAL COMMON STOCKS
(Cost $46,762,173)		73,194,608

INVESTMENT COMPANY SECURITY — 2.6%
(Cost $1,975,145)
1,975,145	Institutional Money Market Fund (f)	1,975,145

Principal
Amount

U.S. TREASURY BILL — 0.7%
(Cost $491,951)
$500,000	4.750% due 01/31/2008 (e),(g)	491,951

Shares

COLLATERAL FOR SECURITIES ON LOAN (c) — 19.3%
(Cost $14,581,960)
14,581,960	State Street Navigator Securities Lending Trust — Prime Portfolio (h)	14,581,960

TOTAL INVESTMENTS
(Cost $63,811,229)(i)	119.7%	$90,243,664

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price of a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on

13

the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(g)	Rate represents annualized yield at date of purchase.

(h)	At September 30, 2007, the market value of the securities on loan is $14,348,858.

(i)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $28,700,118, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $2,267,683 and net appreciation for financial reporting purposes was $26,432,435. At September 30, 2007, aggregate cost for financial reporting purposes was $63,811,229.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

14

Munder S&P® SmallCap Index Equity Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Shares		Value(b),(j)

COMMON STOCKS — 97.9%
Consumer Discretionary — 14.4%
Auto Components — 0.2%
3,072	Drew Industries Incorporated †	$124,969
2,062	Standard Motor Products, Inc.	19,383
3,940	Superior Industries International, Inc. (d)	85,458

		229,810

Automobiles — 0.3%
2,677	Coachmen Industries, Inc. (d)	17,936
10,934	Fleetwood Enterprises, Inc. †,(d)	93,486
5,097	Monaco Coach Corporation (d)	71,511
5,239	Winnebago Industries, Inc. (d)	125,107

		308,040

Distributors — 0.5%
3,129	Audiovox Corporation, Class A †,(d)	32,197
5,004	Building Materials Holding Corporation (d)	52,942
2,819	Keystone Automotive Industries, Inc. †	134,636
9,205	LKQ Corporation †,(d)	320,426

		540,201

Diversified Consumer Services — 0.5%
4,462	Bright Horizons Family Solutions, Inc. †	191,152
4,749	Coinstar, Inc. †	152,775
902	CPI Corporation (d)	34,745
1,532	Pre-Paid Legal Services, Inc. †	84,965
3,989	Universal Technical Institute, Inc. †,(d)	71,802

		535,439

Hotels, Restaurants & Leisure — 3.0%
4,964	California Pizza Kitchen, Inc. †,(d)	87,218
5,483	CEC Entertainment, Inc. †	147,328
10,747	CKE Restaurants, Inc. (d)	174,209
2,525	IHOP Corp.	159,908
5,348	Jack in the Box, Inc. †	346,764
2,536	Landry’s Restaurants, Inc. (d)	67,103
3,677	Marcus Corporation (The) (d)	70,598
2,405	Monarch Casino & Resort, Inc. †,(d)	68,422
3,928	Multimedia Games, Inc. †,(d)	33,467
4,065	O’Charley’s Inc.	61,625
4,392	P. F. Chang’s China Bistro, Inc. †,(d)	130,003
5,455	Panera Bread Company, Class A †,(d)	222,564
3,660	Papa John’s International, Inc. †	89,450

1

2,108	Peet’s Coffee & Tea, Inc. †,(d)	58,834
10,173	Pinnacle Entertainment, Inc. † (d)	277,011
2,853	Red Robin Gourmet Burgers, Inc. †,(d)	122,394
3,237	Ruth’s Chris Steak House, Inc. †,(d)	46,127
5,997	Shuffle Master, Inc. †,(d)	89,655
10,701	Sonic Corporation †,(d),(e)	250,404
4,845	Steak n Shake Company (The) †,(d)	72,724
9,160	Texas Roadhouse, Inc. †,(d)	107,172
10,736	Triarc Companies, Inc., Class B	134,307
6,988	WMS Industries, Inc. †,(d)	231,303

		3,048,590

Household Durables — 0.8%
2,008	Bassett Furniture Industries, Inc. (d)	20,843
13,081	Champion Enterprises, Inc. †,(d)	143,629
5,105	Ethan Allen Interiors Inc. (d)	166,883
8,814	La-Z-Boy, Inc. (d)	65,047
2,473	Libbey, Inc.	43,327
2,103	M/I Homes, Inc. (d)	29,211
4,463	Meritage Homes Corporation †,(d)	63,018
803	National Presto Industries, Inc.	42,559
2,843	Russ Berrie & Company, Inc. †,(d)	47,762
1,156	Skyline Corporation	34,773
11,037	Standard Pacific Corp. (d),(e)	60,593
2,438	Universal Electronics Inc. †	79,235

		796,880

Internet & Catalog Retail — 0.4%
2,704	Blue Nile, Inc. †,(d)	254,501
4,133	PetMed Express, Inc. †,(d)	57,903
2,897	Stamps.com Inc. †,(d)	34,677

		347,081

Leisure Equipment & Products — 0.9%
2,100	Arctic Cat, Inc. (d)	34,356
4,790	JAKKS Pacific, Inc. †,(d)	127,941
3,200	MarineMax, Inc. †,(d)	46,592
5,369	Nautilus Group, Inc. (The) (d)	42,791
6,078	Polaris Industries, Inc. (d)	265,122
8,395	Pool Corporation (d)	209,707
3,616	RC2 Corporation †	100,127
3,860	Sturm Ruger & Company, Inc. †,(d)	69,133

		895,769

Media — 0.6%
2,248	4Kids Entertainment, Inc. †,(d)	39,542
5,078	Arbitron, Inc. (d)	230,237

2

11,229	Live Nation, Inc. †	238,616
13,797	Radio One, Inc., Class D †	51,463

		559,858

Multiline Retail — 0.1%
6,838	Fred’s, Inc., Class A (d)	72,004
5,078	Tuesday Morning Corporation (d)	45,651

		117,655

Specialty Retail — 4.1%
9,220	Aaron Rents, Inc. (d)	205,606
3,830	Big 5 Sporting Goods Corporation (d)	71,621
7,527	Brown Shoe Company, Inc.	146,024
6,719	Cabela’s Incorporated †,(d)	158,904
5,537	Cato Corporation, Class A	113,176
4,314	Charlotte Russe Holding, Inc. †	63,157
3,970	Children’s Place Retail Stores, Inc. (The) †	96,392
6,171	Christopher & Banks Corporation (d)	74,793
3,759	Cost Plus, Inc. †,(d)	15,111
7,981	Dress Barn (The) †,(d)	135,757
7,231	Finish Line, Inc. (The), Class A	31,383
3,879	Genesco, Inc. †,(d)	178,938
4,091	Group 1 Automotive, Inc. (d)	137,335
5,041	Guitar Center, Inc. †,(d)	298,931
5,160	Gymboree Corporation †	181,839
3,862	Haverty Furniture Companies, Inc. (d)	33,870
5,294	Hibbett Sports, Inc. †,(d)	131,291
7,555	Hot Topic, Inc. †,(d)	56,360
4,243	Jo-Ann Stores, Inc. †,(d)	89,527
3,091	Jos. A. Bank Clothiers Inc. †,(d)	103,301
2,720	Lithia Motors, Inc., Class A (d)	46,403
9,062	Men’s Wearhouse, Inc. (The)	457,812
2,491	Midas, Inc. †	47,005
7,128	Pep Boys - Manny, Moe & Jack (The) (d)	100,006
7,719	Select Comfort Corporation †,(d)	107,680
5,277	Sonic Automotive, Inc., Class A (d)	126,331
7,046	Stage Stores, Inc.	128,449
4,487	Stein Mart, Inc. (d)	34,146
5,912	Tractor Supply Company †,(d)	272,484
5,241	Tween Brands, Inc. †,(d)	172,115
8,345	Zale Corporation †,(d)	193,103
3,027	Zumiez Inc. †,(d)	134,308

		4,143,158

Textiles, Apparel & Luxury Goods — 3.0%
2,495	Ashworth, Inc. †	15,344
13,880	Crocs, Inc. †,(d)	933,430
2,176	Deckers Outdoor Corporation †,(d)	238,925
7,770	Fossil, Inc. †	290,287
9,662	Iconix Brand Group, Inc. †,(d)	229,859

3

4,552	K-Swiss, Inc., Class A (d)	104,286
4,406	Kellwood Company	75,122
3,296	Maidenform Brands, Inc. †	52,341
3,280	Movado Group, Inc.	104,698
2,646	Oxford Industries, Inc.	95,574
20,932	Quiksilver, Inc. †,(d)	299,328
5,524	Skechers U.S.A., Inc., Class A †	122,080
2,427	UniFirst Corporation	90,915
2,485	Volcom, Inc. †,(d)	105,662
9,099	Wolverine World Wide, Inc.	249,313

		3,007,164

Total Consumer Discretionary		14,529,645

Consumer Staples — 3.8%
Beverages — 0.1%
1,700	The Boston Beer Company, Inc., Class A †	82,705

Food & Staples Retailing — 1.1%
8,621	Casey’s General Stores, Inc.	238,802
3,343	Great Atlantic & Pacific Tea Company, Inc. (The) †,(d)	101,828
5,398	Longs Drug Stores Corporation	268,119
2,290	Nash Finch Company (d)	91,211
6,035	Performance Food Group Company †	181,834
3,716	Spartan Stores Inc.	83,721
7,287	United Natural Foods, Inc. †,(d)	198,352

		1,163,867

Food Products — 1.8%
12,650	Corn Products International, Inc. (e)	580,255
13,221	Flowers Foods, Inc.	288,218
6,754	Hain Celestial Group, Inc. (The) †,(d)	217,006
2,382	J&J Snack Foods Corporation	82,941
5,293	Lance, Inc.	121,845
4,415	Ralcorp Holdings, Inc. †	246,445
2,604	Sanderson Farms, Inc. (d)	108,509
5,310	TreeHouse Foods, Inc. †	143,636

		1,788,855

Household Products — 0.2%
12,213	Central Garden & Pet Company †,(d)	109,673
6,947	Spectrum Brands, Inc. †,(d)	40,292
2,934	WD-40 Company (d)	100,167

		250,132

Personal Products — 0.5%
3,257	Chattem, Inc. †,(d)	229,683
2,657	Mannatech, Incorporated (d)	21,522
9,599	Playtex Products, Inc. †	175,470
1,439	USANA Health Sciences, Inc. †,(d)	62,956

		489,631

4

Tobacco — 0.1%
15,108	Alliance One International, Inc. †	98,807

Total Consumer Staples		3,873,997

Energy — 6.8%
Energy Equipment & Services — 3.9%
4,690	Atwood Oceanics, Inc. †	359,066
4,039	Bristow Group Inc. †,(d)	176,545
3,457	CARBO Ceramics Inc. (d)	175,374
4,611	Dril-Quip, Inc. †	227,553
1,856	Gulf Island Fabrication, Inc.	71,252
3,923	Hornbeck Offshore Services Inc. †,(d)	143,974
12,032	ION Geophysical Corporation †,(d)	166,402
2,543	Lufkin Industries, Inc. (d)	139,916
4,525	Matrix Service Company †	94,799
3,091	NATCO Group Inc. †	159,959
9,275	Oceaneering International, Inc. †	703,045
8,450	Pioneer Drilling Company †	102,921
4,115	SEACOR Holdings, Inc. †,(d)	391,336
2,700	Superior Well Services Inc. †	61,344
12,337	TETRA Technologies, Inc. †	260,804
7,902	Unit Corporation †,(e)	382,457
5,209	W-H Energy Services, Inc. †	384,164

		4,000,911

Oil, Gas & Consumable Fuels — 2.9%
16,484	Cabot Oil & Gas Corporation	579,577
15,540	Helix Energy Solutions Group, Inc. †,(e)	659,828
13,814	Massey Energy Company (e)	301,422
6,448	Penn Virginia Corporation	283,583
2,535	Petroleum Development Corporation †,(d)	112,427
10,798	St. Mary Land & Exploration Company	385,165
4,767	Stone Energy Corporation †	190,728
5,114	Swift Energy Company †	209,265
4,866	World Fuel Services Corporation (d)	198,581

		2,920,576

Total Energy		6,921,487

Financials — 14.9%
Capital Markets — 0.9%
7,553	Investment Technology Group, Inc. †	324,628
9,207	LaBranche & Co. Inc. †,(d)	43,089
10,700	optionsXpress Holdings, Inc.	279,698
3,145	Piper Jaffray Companies, Inc. †,(d)	168,572
3,821	SWS Group, Inc. (d)	67,593
4,915	TradeStation Group, Inc. †	57,358

		940,938

5

Commercial Banks — 5.6%
2,879	Alabama National Bancorporation (d)	224,332
6,345	Boston Private Financial Holdings, Inc. (d)	176,645
4,847	Cascade Bancorp (d)	107,894
5,182	Central Pacific Financial Corp.	151,314
7,918	Chittenden Corporation	278,397
5,072	Community Bank System, Inc. (d)	99,005
10,697	East West Bancorp, Inc. (d)	384,664
12,910	First BanCorp.	122,645
10,926	First Commonwealth Financial Corporation (d)	120,842
5,426	First Financial Bancorp (d)	69,344
2,193	First Indiana Corporation	68,685
8,424	First Midwest Bancorp, Inc. (d)	287,764
6,594	Frontier Financial Corporation (d)	153,838
9,110	Glacier Bancorp, Inc. (d)	205,157
6,855	Hanmi Financial Corporation (d)	106,184
3,390	Independent Bank Corporation (d)	37,460
3,178	Irwin Financial Corporation (d)	35,022
3,705	Nara Bancorp, Inc. (d)	57,872
3,156	PrivateBancorp, Inc. (d)	109,955
6,487	Prosperity Bancshares, Inc. (d)	215,109
5,492	Provident Bankshares Corporation	172,064
5,050	Signature Bank †	177,912
12,582	South Financial Group, Inc. (d),(e)	286,115
3,066	Sterling Bancorp	42,924
12,434	Sterling Bancshares, Inc. (d)	141,872
8,736	Sterling Financial Corporation (d)	235,086
8,885	Susquehanna Bancshares, Inc. (d)	178,588
17,657	UCBH Holdings, Inc. (d),(e)	308,644
10,436	Umpqua Holdings Corporation	208,824
6,529	United Bankshares, Inc. (d)	198,743
6,974	United Community Banks, Inc. (d)	171,002
11,483	Whitney Holding Corporation	302,922
2,999	Wilshire Bancorp, Inc. (d)	32,899
4,112	Wintrust Financial Corporation (d)	175,541

		5,645,264

Consumer Finance — 0.4%
5,029	Cash America International, Inc.	189,090
4,752	First Cash Financial Services, Inc. †	111,292
4,569	Rewards Network, Inc. †,(d)	22,160
2,977	World Acceptance Corporation †,(d)	98,479

		421,021

Diversified Financial Services — 0.3%
4,387	Financial Federal Corporation (d)	122,880
2,719	Portfolio Recovery Associates, Inc. (d)	144,297

		267,177

6

Insurance — 2.7%
7,481	Delphi Financial Group, Inc.	302,382
6,273	Hilb Rogal & Hobbs Company	271,809
3,288	Infinity Property & Casualty Corporation	132,244
2,854	LandAmerica Financial Group, Inc. (d)	111,249
9,851	Philadelphia Consolidated Holding Corp. †	407,240
3,669	Presidential Life Corporation	62,226
5,673	ProAssurance Corporation †	305,605
3,357	RLI Corporation	190,409
2,763	Safety Insurance Group, Inc.	99,302
1,406	SCPIE Holdings, Inc. †	31,284
9,101	Selective Insurance Group, Inc.	193,669
3,111	Stewart Information Services Corporation	106,614
3,434	Tower Group, Inc.	89,902
3,766	United Fire & Casualty Company	147,213
6,307	Zenith National Insurance Corp.	283,121

		2,734,269

Real Estate Investment Trusts (REITs) — 3.8%
5,475	Acadia Realty Trust	148,537
7,991	Colonial Properties Trust	274,091
4,045	EastGroup Properties, Inc. (d)	183,077
4,538	Entertainment Properties Trust	230,530
4,282	Essex Property Trust, Inc. (d)	503,435
9,885	Inland Real Estate Corporation (d)	153,119
5,566	Kilroy Realty Corporation	337,467
4,921	Kite Realty Group Trust	92,515
10,898	Lexington Corporate Properties Trust	218,069
3,500	LTC Properties, Inc.	82,845
8,438	Medical Properties Trust, Inc. (d)	112,394
4,342	Mid-America Apartment Communities, Inc.	216,449
11,419	National Retail Properties, Inc.	278,395
2,707	Parkway Properties Inc. (d)	119,487
2,724	PS Business Parks, Inc.	154,859
14,238	Senior Housing Properties Trust	314,090
3,672	Sovran Self Storage, Inc.	168,324
5,328	Tanger Factory Outlet Centers, Inc. (d)	216,264

		3,803,947

Thrifts & Mortgage Finance — 1.2%
3,015	Anchor Bancorp Wisconsin, Inc. (d)	81,405
9,394	Bank Mutual Corporation	110,755
7,316	BankAtlantic Bancorp, Inc., Class A (d)	63,430
5,300	BankUnited Financial Corporation, Class A (d)	82,362
10,141	Brookline Bancorp, Inc. (d)	117,534
5,606	Corus Bankshares, Inc. (d)	72,990
4,440	Dime Community Bancshares, Inc.	66,467
3,318	Downey Financial Corporation (d)	191,780
2,484	FirstFed Financial Corporation †,(d)	123,082

7

6,256	Flagstar Bancorp, Inc. (d)	60,871
4,319	Franklin Bank Corp. †,(d)	39,735
11,529	Fremont General Corporation (d),(e)	44,963
2,106	Triad Guaranty Inc. †,(d)	39,951
12,768	TrustCo Bank Corp NY (d)	139,554

		1,234,879

Total Financials		15,047,495

Health Care — 12.8%
Biotechnology — 0.7%
5,867	ArQule, Inc. †,(d)	41,832
5,178	LifeCell Corporation †,(d)	194,538
5,495	Martek Biosciences Corporation †,(d)	159,520
11,243	Regeneron Pharmaceuticals, Inc. †,(d)	200,125
7,442	Savient Pharmaceuticals, Inc. †,(d)	108,281

		704,296

Health Care Equipment & Supplies — 5.6%
12,255	American Medical Systems Holdings, Inc. †,(d)	207,722
2,382	Analogic Corporation	151,876
4,674	ArthroCare Corp. †,(d)	261,230
4,065	BioLase Technology, Inc. †,(d)	27,805
4,795	CONMED Corporation †,(d)	134,212
7,622	Cooper Companies, Inc. (The) (d),(e)	399,545
3,757	Cyberonics, Inc. †,(d)	52,373
2,194	Datascope Corporation	74,179
4,022	DJO Incorporated †,(d)	197,480
3,823	Greatbatch, Inc. †,(d)	101,654
4,513	Haemonetics Corporation †,(d)	223,032
9,165	Hologic, Inc. †,(d)	559,065
2,190	ICU Medical, Inc. †,(d)	84,862
5,277	IDEXX Laboratories, Inc. †	578,306
11,765	Immucor, Inc. †	420,599
3,128	Integra LifeSciences Holdings Corporation †	151,958
5,441	Invacare Corporation (d)	127,211
2,033	Kensey Nash Corporation †	53,082
5,753	Mentor Corporation (d)	264,926
6,773	Meridian Bioscience, Inc.	205,357
4,716	Merit Medical Systems, Inc. †,(d)	61,214
2,966	Osteotech, Inc. †	22,304
3,128	Palomar Medical Technologies, Inc. †,(d)	89,117
3,866	PolyMedica Corporation	203,042
2,911	Possis Medical, Inc. †,(d)	39,444
12,556	Respironics, Inc. †,(e)	603,065
2,565	SurModics, Inc. †,(d)	125,711
6,031	Symmetry Medical Inc. †,(d)	100,718

8

5,658	Theragenics Corporation †	25,404
1,355	Vital Signs, Inc.	70,650

		5,617,143

Health Care Providers & Services — 4.3%
4,417	Amedisys, Inc. †,(d)	169,701
8,923	AMERIGROUP Corporation †,(e)	307,665
5,273	AMN Healthcare Services, Inc. †	98,763
5,250	AmSurg Corporation †	121,117
7,431	Centene Corporation †	159,841
4,070	Chemed Corporation	252,991
5,445	Cross Country Healthcare, Inc. †,(d)	95,124
4,209	CryoLife, Inc. †,(d)	39,775
4,754	Gentiva Health Services, Inc. †	91,324
6,242	HealthExtras, Inc. †,(d)	173,715
6,016	Healthways, Inc. †,(d)	324,683
11,682	Hooper Holmes, Inc. †	27,570
5,489	inVentiv Health, Inc. †	240,528
3,416	LCA-Vision, Inc. (d)	100,396
2,451	LHC Group, Inc. †	52,623
3,628	Matria Healthcare, Inc. †,(d)	94,908
2,317	MedCath Corporation †	63,625
5,616	Odyssey Healthcare, Inc. †	53,970
6,867	Owens & Minor, Inc. (d)	261,564
8,343	Pediatrix Medical Group, Inc. †	545,799
5,176	PharMerica Corporation †,(d)	77,226
11,460	PSS World Medical Inc. †	219,230
2,918	RehabCare Group, Inc. †	51,328
4,233	Res-Care, Inc. †	96,682
9,546	Sierra Health Services, Inc. †	402,746
7,624	Sunrise Senior Living, Inc. †,(d)	269,661

		4,392,555

Health Care Technology — 0.6%
9,548	Allscripts Healthcare Solutions, Inc. †,(d)	258,082
5,789	Omnicell Inc. †	165,218
7,161	Phase Forward Incorporated †	143,292

		566,592

Life Sciences Tools & Services — 0.7%
4,845	Cambrex Corporation	52,762
3,181	Dionex Corporation †	252,762
5,310	Enzo Biochem, Inc. †,(d)	60,269
2,173	Kendle International Inc. †	90,245
4,704	PAREXEL International Corporation †	194,134
3,176	PharmaNet Development Group, Inc. †	92,199

		742,371

9

Pharmaceuticals — 0.9%
7,426	Alpharma, Inc., Class A (d)	158,619
2,308	Bradley Pharmaceuticals, Inc. †,(d)	42,006
13,616	MGI Pharma, Inc. †	378,252
4,229	Noven Pharmaceuticals, Inc. †	67,368
6,000	Sciele Pharma, Inc. †,(d)	156,120
11,883	ViroPharma Incorporated †,(d)	105,759

		908,124

Total Health Care		12,931,081

Industrials — 17.9%
Aerospace & Defense — 2.4%
6,433	AAR Corporation †,(d)	195,177
2,104	Applied Signal Technology, Inc.	28,446
4,646	Ceradyne, Inc. †,(d)	351,888
2,637	Cubic Corporation	111,202
7,562	Curtiss-Wright Corporation (d)	359,195
2,895	EDO Corporation (d)	162,149
4,392	Esterline Technologies Corporation †	250,564
9,582	Gencorp, Inc. †,(d)	114,601
7,225	Moog, Inc., Class A †	317,466
5,963	Teledyne Technologies, Inc. †	318,365
2,832	Triumph Group, Inc. (d)	231,403

		2,440,456

Air Freight & Logistics — 0.3%
5,012	Forward Air Corporation (d)	149,257
6,721	Hub Group, Inc., Class A †	201,832

		351,089

Airlines — 0.3%
6,236	Frontier Airlines Holdings, Inc. †,(d)	38,601
4,890	Mesa Air Group, Inc. †,(d)	21,712
10,584	SkyWest, Inc. (d)	266,399

		326,712

Building Products — 1.1%
4,919	Apogee Enterprises, Inc.	127,599
5,078	Gibraltar Industries, Inc.	93,943
4,475	Griffon Corporation †,(d)	67,573
11,519	Lennox International, Inc.	389,342
3,416	NCI Building Systems, Inc. †	147,605
6,350	Simpson Manufacturing Co., Inc. (d)	202,248
3,238	Universal Forest Products, Inc. (d)	96,816

		1,125,126

Commercial Services & Supplies — 3.1%
7,478	ABM Industries Incorporated	149,410
4,043	Administaff, Inc.	146,761
1,631	Angelica Corporation	32,147

10

4,782	Bowne & Company, Inc.	79,668
2,296	CDI Corporation (d)	64,012
2,338	Consolidated Graphics, Inc. †	146,803
3,624	G & K Services, Inc., Class A	145,685
7,075	Healthcare Services Group, Inc. (d)	143,410
3,091	Heidrick & Struggles International, Inc. †	112,667
9,322	Interface, Inc., Class A	168,262
7,912	Labor Ready, Inc. †,(d)	146,451
6,191	Mobile Mini, Inc. †,(d)	149,575
5,998	On Assignment, Inc. †	56,021
3,058	School Specialty, Inc. †,(d)	105,899
9,561	Spherion Corporation †	78,974
2,149	Standard Register Company (The) (d)	27,314
9,932	Tetra Tech, Inc. †	209,764
4,772	United Stationers, Inc. †	264,941
3,577	Viad Corp.	128,772
2,328	Volt Information Sciences, Inc. †,(d)	41,066
11,580	Waste Connections, Inc. †	367,781
7,186	Watson Wyatt Worldwide, Inc., Class A	322,939

		3,088,322

Construction & Engineering — 1.7%
10,964	EMCOR Group, Inc. †	343,831
4,646	Insituform Technologies, Inc., Class A †,(d)	70,759
13,745	Shaw Group Inc. (The) †	798,584
9,081	URS Corporation †	512,622

		1,725,796

Electrical Equipment — 2.2%
3,769	A.O. Smith Corporation	165,384
7,429	Acuity Brands, Inc.	375,016
7,806	Baldor Electric Company	311,850
7,682	Belden CDT Inc. (d)	360,363
9,194	Brady Corporation, Class A (d)	329,881
4,368	C&D Technologies, Inc. †,(d)	21,753
5,138	Magnetek, Inc. †,(d)	24,662
5,306	Regal Beloit Corporation	254,104
3,254	Vicor Corporation (d)	39,438
5,049	Woodward Governor Company	315,057

		2,197,508

Industrial Conglomerates — 0.1%
2,114	Standex International Corporation	43,718
4,178	Tredegar Corporation	72,070

		115,788

Machinery — 4.3%
3,446	A.S.V., Inc. †,(d)	48,347
4,462	Albany International Corporation, Class A	167,280
3,200	Astec Industries, Inc. †	183,840

11

7,650	Barnes Group, Inc. (d)	244,188
8,460	Briggs & Stratton Corporation (d),(e)	213,023
1,627	Cascade Corporation (d)	106,032
8,475	Clarcor, Inc. (d)	289,930
3,666	EnPro Industries, Inc. †	148,840
9,098	Gardner Denver Inc. †	354,822
4,801	Kaydon Corporation (d)	249,604
1,984	Lindsay Manufacturing Co. (d)	86,859
2,803	Lydall, Inc. †	26,012
6,310	Mueller Industries, Inc.	228,043
2,910	Robbins & Myers, Inc.	166,714
21,352	Manitowoc Company, Inc. (The)	945,467
6,758	Toro Company (The) (e)	397,573
2,941	Valmont Industries, Inc. (d)	249,544
5,153	Wabash National Corporation (d)	58,177
5,333	Watts Water Technologies, Inc., Class A (d)	163,723

		4,328,018

Marine — 0.4%
9,085	Kirby Corporation †	401,012

Road & Rail — 1.4%
4,268	Arkansas Best Corporation (d)	139,393
9,866	Heartland Express, Inc.	140,886
13,082	Kansas City Southern †,(d)	420,848
9,852	Knight Transportation, Inc. (d)	169,553
9,340	Landstar System, Inc. (e)	392,000
4,823	Old Dominion Freight Line, Inc. †	115,607

		1,378,287

Trading Companies & Distributors — 0.6%
6,247	Applied Industrial Technologies, Inc.	192,595
4,173	Kaman Corporation	144,219
710	Lawson Products, Inc.	24,715
4,190	Watsco, Inc.	194,542

		556,071

Total Industrials		18,034,185

Information Technology — 18.0%
Communications Equipment — 1.7%
18,728	Arris Group, Inc. †	231,291
2,024	Bel Fuse, Inc., Class B (d)	70,152
2,983	Black Box Corporation (d)	127,553
2,753	Blue Coat Systems, Inc. †	216,826
8,559	C-COR Incorporated †	98,343
3,950	Comtech Telecommunications Corp. †	211,285
4,293	Digi International Inc. †	61,132
5,658	Ditech Networks, Inc. †,(d)	29,818
13,494	Harmonic, Inc. †	143,171
5,959	NETGEAR, Inc. †	181,273

12

4,546	Network Equipment Technologies, Inc. †	65,917
3,828	PCTEL, Inc. †	29,055
7,900	Symmetricom, Inc. †,(d)	37,130
2,257	Tollgrade Communications, Inc. †	22,841
4,402	ViaSat, Inc. †	135,714

		1,661,501

Computers & Peripherals — 0.8%
20,240	Adaptec, Inc. †,(d)	77,317
5,889	Avid Technology, Inc. †,(d),(e)	159,474
4,436	Hutchinson Technology, Inc. †,(d)	109,126
3,666	Intevac, Inc. †	55,723
5,491	Novatel Wireless, Inc. †,(d)	124,371
3,556	Stratasys, Inc. †	98,003
4,465	Synaptics Incorporated †,(d)	213,249

		837,263

Electronic Equipment & Instruments — 5.7%
4,545	Agilysys, Inc.	76,810
5,326	Anixter International Inc. †,(d)	439,129
5,175	Bell Microproducts Inc. †,(d)	32,189
12,276	Benchmark Electronics, Inc. †	293,028
8,698	Brightpoint, Inc. †	130,557
6,701	Checkpoint Systems, Inc. †	176,839
7,359	Cognex Corporation	130,696
5,319	Coherent, Inc. †	170,634
6,104	CTS Corporation (d)	78,742
5,667	Daktronics, Inc. (d)	154,256
4,796	Electro Scientific Industries, Inc. †,(d)	114,912
2,823	FARO Technologies, Inc. †	124,635
11,283	FLIR Systems, Inc. †,(d),(e)	624,965
3,950	Gerber Scientific, Inc. †,(d)	42,857
8,356	Insight Enterprises, Inc. †	215,668
5,162	Itron, Inc. †,(d)	480,427
2,405	Keithley Instruments, Inc.	25,493
3,804	Littelfuse, Inc. †	135,765
3,204	LoJack Corporation †	60,748
3,856	Mercury Computer Systems, Inc. †,(d)	39,640
6,477	Methode Electronics, Inc., Class A	97,479
3,043	MTS Systems Corporation	126,589
6,736	Newport Corporation †,(d)	102,589
3,459	Park Electrochemical Corporation (d)	116,153
2,834	Photon Dynamics, Inc. †,(d)	25,648
2,985	Planar Systems, Inc. †	20,029
7,890	Plexus Corp. †	216,186
3,751	RadiSys Corporation †,(d)	46,700
3,019	Rogers Corporation †,(d)	124,353
4,402	ScanSource, Inc. †,(d)	123,740
2,823	SYNNEX Corporation †,(d)	58,041

13

6,958	Technitrol, Inc.	187,518
20,217	Trimble Navigation Ltd. †	792,709
7,192	TTM Technologies, Inc. †	83,211
4,900	X-Rite, Inc. (d)	70,756

		5,739,691

Information Technology Services — 0.9%
4,805	Authorize.Net Holdings, Inc. †	84,712
5,105	CACI International Inc. †,(d)	260,814
9,282	CIBER, Inc. †	72,492
3,972	Gevity HR, Inc.	40,713
3,306	ManTech International Corporation, Class A †	118,950
3,773	MAXIMUS, Inc.	164,427
2,236	SI International, Inc. †	63,883
1,929	StarTek, Inc. (d)	19,541
5,555	Sykes Enterprises, Incorporated †	92,269

		917,801

Internet Software & Services — 1.1%
2,193	Bankrate, Inc. †,(d)	101,141
5,645	InfoSpace, Inc. (d)	99,126
8,433	j2 Global Communications, Inc. †,(d)	276,012
5,482	MIVA, Inc. †,(d)	25,875
5,073	Perficient, Inc. †	110,947
5,435	SyberSource Corporation †	63,535
4,711	The Knot, Inc. †	100,156
11,486	United Online, Inc. (d)	172,405
7,649	Websense, Inc. †,(d)	150,915

		1,100,112

Semiconductors & Semiconductor Equipment — 3.8%
4,433	Actel Corporation †	47,566
6,083	Advanced Energy Industries, Inc. †	91,853
11,066	AMIS Holdings, Inc. †	107,451
5,846	ATMI, Inc. †	173,919
17,382	Axcelis Technologies, Inc. †,(d)	88,822
11,979	Brooks Automation, Inc. †	170,581
4,057	Cabot Microelectronics Corporation †,(d)	173,437
3,896	Cohu, Inc. (d)	73,050
5,438	Cymer, Inc. †	208,765
5,272	Diodes Incorporated †,(d)	169,231
4,845	DSP Group, Inc. †	76,696
8,347	Exar Corporation †,(d)	109,012
6,158	FEI Company †,(d)	193,546
11,553	Kopin Corporation †,(d)	44,017
9,176	Kulicke & Soffa Industries, Inc. †	77,812
12,980	Microsemi Corporation †,(d)	361,882
8,618	MKS Instruments, Inc. †	163,914
4,428	Pericom Semiconductor Corporation †	51,896
7,122	Photronics, Inc. †	81,262

14

4,961	Rudolph Technologies, Inc. †,(d)	68,611
27,304	Skyworks Solutions, Inc. †	246,828
3,944	Standard Microsystems Corporation †	151,529
2,347	Supertex, Inc. †,(d)	93,598
3,967	Ultratech, Inc. †,(d)	54,983
13,016	Varian Semiconductor Equipment Associates, Inc. †	696,616
5,402	Veeco Instruments Inc. †,(d)	104,691

		3,881,568

Software — 4.0%
2,710	Ansoft Corporation †	89,376
13,232	ANSYS, Inc. †	452,138
7,501	Blackbaud, Inc.	189,325
4,637	Captaris, Inc. †	24,530
1,602	Catapult Communications Corporation †,(d)	12,239
6,491	Concur Technologies, Inc. †,(d)	204,596
9,930	Epicor Software Corporation †,(d)	136,736
4,520	Epiq Systems, Inc. †,(d)	85,066
7,319	FactSet Research Systems, Inc.	501,718
14,807	Informatica Corporation † (d)	232,470
4,451	JDA Software Group, Inc. †	91,958
4,423	Manhattan Associates, Inc. †,(d)	121,234
6,935	MICROS Systems, Inc. †	451,261
7,897	Napster, Inc. †,(d)	25,823
4,551	Phoenix Technologies Ltd. †	48,741
7,089	Progress Software Corporation †,(d)	214,797
2,967	Quality Systems, Inc. (d)	108,681
4,468	Radiant Systems, Inc. †,(d)	70,729
9,785	Secure Computing Corporation †,(d)	95,208
5,106	Smith Micro Software, Inc. †,(d)	82,002
4,426	Sonic Solutions †,(d)	46,340
3,243	SPSS, Inc. †	133,417
12,602	Take-Two Interactive Software, Inc. †,(d)	215,242
11,349	THQ Inc. †	283,498
5,884	Tyler Technologies, Inc. †,(d)	78,551

		3,995,676

Total Information Technology		18,133,612

Materials — 4.3%
Chemicals — 1.3%
4,639	A. Schulman, Inc. (d)	91,528
4,173	Arch Chemicals, Inc.	195,630
5,854	Georgia Gulf Corporation (d)	81,371
10,343	H.B. Fuller Company	306,980
2,161	Material Sciences Corporation †	22,950
5,111	OM Group, Inc. †	269,912
7,171	OMNOVA Solutions Inc. †	41,448
1,532	Penford Corporation	57,756
15,835	PolyOne Corporation †	118,287

15

1,720	Quaker Chemical Corporation	40,454
7,051	Tronox Incorporated, Class B	63,671

		1,289,987

Construction Materials — 0.5%
7,186	Headwaters Incorporated †,(d)	106,928
4,653	Texas Industries, Inc. (d)	365,260

		472,188

Containers & Packaging — 0.7%
11,694	AptarGroup, Inc.	442,852
4,954	Caraustar Industries, Inc. †,(d)	22,095
3,387	Chesapeake Corporation (d)	28,654
4,787	Myers Industries, Inc.	94,878
6,001	Rock -Tenn Company, Class A	173,429

		761,908

Metals & Mining — 1.4%
2,746	A.M. Castle & Co. (d)	89,520
3,791	AMCOL International Corporation (d)	125,444
3,470	Brush Engineered Materials, Inc. †	180,058
4,949	Century Aluminum Company †	260,565
6,329	Quanex Corporation	297,336
3,930	RTI International Metals, Inc. †	311,492
4,516	Ryerson Tull, Inc. (d)	152,370

		1,416,785

Paper & Forest Products — 0.4%
6,645	Buckeye Technologies, Inc. †	100,605
1,806	Deltic Timber Corporation (d)	102,798
2,543	Neenah Paper, Inc.	84,148
2,673	Schweitzer-Mauduit International, Inc.	62,281
8,610	Wausau-Mosinee Paper Corporation	96,001

		445,833

Total Materials		4,386,701

Telecommunication Services — 0.1%
Diversified Telecommunication Services — 0.1%
7,770	General Communication, Inc., Class A †	94,328

Utilities — 4.9%
Electric Utilities — 1.0%
4,389	ALLETE, Inc. (d)	196,452
1,735	Central Vermont Public Service	63,397
10,198	Cleco Corporation	257,703
7,808	El Paso Electric Company †	180,599
4,282	UIL Holdings Corporation (d)	134,883
6,011	UniSource Energy Corporation	179,669

		1,012,703

16

Gas Utilities — 3.5%
15,175	Atmos Energy Corporation (e)	429,756
12,211	Energen Corporation (e)	697,492
3,682	Laclede Group, Inc.	118,855
4,776	New Jersey Resources Corporation (d)	236,842
4,524	Northwest Natural Gas Company (d)	206,747
12,606	Piedmont Natural Gas Company, Inc. (d)	316,285
5,023	South Jersey Industries, Inc.	174,800
20,428	Southern Union Company (e)	635,515
7,218	Southwest Gas Corporation	204,197
18,143	UGI Corporation (e)	471,355

		3,491,844

Multi-Industry — 0.3%
8,991	Avista Corporation	182,967
2,307	CH Energy Group, Inc. (d)	110,274

		293,241

Water Utilities — 0.1%
2,903	American States Water Company (d)	113,217

Total Utilities		4,911,005

TOTAL COMMON STOCKS
(Cost $60,306,165)		98,863,536

INVESTMENT COMPANY SECURITY — 2.1%
(Cost $2,097,924)
2,097,924	Institutional Money Market Fund (f)	2,097,924

Principal
Amount

U.S. TREASURY BILL — 0.3%
(Cost $295,428)
$300,000	4.750% due 01/31/2008 (e),(g)	295,428

COLLATERAL FOR SECURITIES ON LOAN(c) — 18.9%
(Cost $19,058,644)
19,058,644	State Street Navigator Securities Trust — Prime Portfolio (h)	19,058,644

TOTAL INVESTMENTS
(Cost $81,758,161)(i)	119.2%	$120,315,532

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities are valued at the mean of the bid and asked prices. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a

17

security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information and/or comparable, publicly-traded securities information. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Security, or a portion thereof, is pledged or designated on the Fund’s books as collateral for futures contracts.

(f)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(g)	Rate represents annualized yield at date of purchase.

(h)	At September 30, 2007, the market value of the securities on loan is $18,437,204.

(i)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $44,385,418, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $5,828,047 and net appreciation for financial reporting purposes was $38,557,371. At September 30, 2007, aggregate cost for financial reporting purposes was $81,758,161.

(j)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

18

Munder Small-Cap Value Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Shares		Value(b),(n)

COMMON STOCKS — 98.8%
Consumer Discretionary — 15.0%
Auto Components — 5.7%
102,200	BorgWarner, Inc.	$9,354,366
302,000	Drew Industries Incorporated †,(d)	12,285,360
483,519	Noble International, Ltd. (d)	10,294,120
1,171,299	Spartan Motors, Inc. (d)	19,712,962

		51,646,808

Diversified Consumer Services — 0.1%
10,818	Bright Horizons Family Solutions, Inc. †	462,474

Hotels, Restaurants & Leisure — 1.5%
127,200	Ambassadors Group, Inc.	4,846,320
155,600	Penn National Gaming, Inc. †	9,183,512

		14,029,832

Household Durables — 2.5%
223,700	Ryland Group, Inc. (The) (d)	4,793,891
492,200	Tempur-Pedic International Inc. (d)	17,596,150

		22,390,041

Specialty Retail — 3.6%
507,400	Cabela’s Incorporated †,(d)	12,000,010
164,300	Hibbett Sports, Inc. †,(d)	4,074,640
544,300	Penske Automotive Group, Inc. (d)	11,016,632
248,500	Sonic Automotive, Inc., Class A (d)	5,949,090

		33,040,372

Textiles, Apparel & Luxury Goods — 1.6%
522,200	Wolverine World Wide, Inc.	14,308,280

Total Consumer Discretionary		135,877,807

Consumer Staples — 2.2%
Food & Staples Retailing — 1.1%
171,200	Ruddick Corporation	5,742,048
168,900	United Natural Foods, Inc. †,(d)	4,597,458

		10,339,506

Food Products — 1.1%
459,400	Flowers Foods, Inc.	10,014,920

Total Consumer Staples		20,354,426

1

Energy — 3.9%
Energy Equipment & Services — 3.0%
75,800	Core Laboratories N.V. †	9,656,162
187,750	Oil States International, Inc. †	9,068,325
605,200	Pason Systems Inc.	9,053,814

		27,778,301

Oil, Gas & Consumable Fuels — 0.9%
179,900	Carrizo Oil & Gas, Inc. †,(d)	8,070,314

Total Energy		35,848,615

Financials — 29.7%
Capital Markets — 2.8%
136,050	Affiliated Managers Group, Inc. †,(d)	17,347,735
293,800	FBR Capital Markets Corporation †,(d)	3,784,144
346,800	FBR Capital Markets Corporation, 144A †,(e),(f),(g),(h),(i)	4,292,897

		25,424,776

Commercial Banks — 6.4%
231,000	Bank of the Ozarks, Inc. (d)	7,052,430
74,459	Columbia Banking System, Inc.	2,369,285
165,700	First Midwest Bancorp, Inc. (d)	5,660,312
178,808	Glacier Bancorp, Inc. (d)	4,026,756
108,000	IBERIABANK Corporation	5,686,200
237,700	Silver State Bancorp †	4,050,408
290,900	Sterling Financial Corporation	7,828,119
137,100	SVB Financial Group †,(d)	6,493,056
336,900	UCBH Holdings, Inc. (d)	5,889,012
333,300	Virginia Commerce Bancorp, Inc. †,(d)	4,779,522
99,600	Wintrust Financial Corporation (d)	4,251,924

		58,087,024

Consumer Finance — 2.1%
139,500	Cash America International, Inc. (d)	5,245,200
403,200	First Cash Financial Services, Inc. †	9,442,944
136,959	World Acceptance Corporation †	4,530,604

		19,218,748

Diversified Financial Services — 2.1%
1,128,666	KKR Financial Holdings LLC (d)	19,018,022

Insurance — 4.3%
353,000	Aspen Insurance Holdings Limited	9,852,230
154,900	Assured Guaranty Ltd.	4,208,633
109,400	Delphi Financial Group, Inc.	4,421,948
189,700	Max Re Capital Ltd.	5,319,188
487,200	Meadowbrook Insurance Group, Inc. †	4,389,672
170,383	RAM Holdings Ltd. †,(d)	1,584,562

2

180,100	Tower Group, Inc.	4,715,018
112,200	Zenith National Insurance Corp.	5,036,658

		39,527,909

Real Estate Investment Trusts (REITs) — 12.0%
358,300	Anthracite Capital, Inc.	3,260,530
1,345,700	Ashford Hospitality Trust, Inc.	13,524,285
226,500	BioMed Realty Trust, Inc.	5,458,650
313,400	Capstead Mortgage Corporation	3,221,752
426,800	Corporate Office Properties Trust	17,767,684
379,800	Equity One, Inc. (d)	10,330,560
392,500	Gramercy Capital Corp. (d)	9,879,225
801,700	JER Investors Trust Inc. (d)	9,981,165
342,900	LaSalle Hotel Properties	14,429,232
819,200	Newcastle Investment Corp. (d)	14,434,304
1,005,000	People’s Choice Financial Corporation, 144A †,(e),(f),(g),(h)	0
763,015	RAIT Financial Trust (d)	6,279,614

		108,567,001

Total Financials		269,843,480

Health Care — 6.4%
Health Care Equipment & Supplies — 4.0%
106,915	Orthofix International N.V. †	5,235,628
175,800	PolyMedica Corporation	9,233,016
206,700	Respironics, Inc. †	9,927,801
286,100	West Pharmaceutical Services, Inc. (d)	11,918,926

		36,315,371

Health Care Providers & Services — 0.3%
69,900	VCA Antech, Inc. †	2,918,325

Life Sciences Tools & Services — 2.1%
567,600	QIAGEN N.V. †,(d)	11,017,116
120,700	Techne Corporation †	7,613,756

		18,630,872

Total Health Care		57,864,568

Industrials — 17.7%
Aerospace & Defense — 2.2%
263,255	Ceradyne, Inc. †,(d)	19,938,934

Building Products — 0.2%
179,100	Builders FirstSource, Inc. †,(d)	1,930,698

Commercial Services & Supplies — 0.9%
472,900	Interface, Inc., Class A	8,535,845

3

Electrical Equipment — 3.9%
428,150	AMETEK, Inc.	18,504,643
247,400	General Cable Corporation †	16,605,488

		35,110,131

Industrial Conglomerates — 1.9%
357,600	Carlisle Companies Incorporated	17,379,360

Machinery — 5.0%
248,800	Actuant Corporation, Class A (d)	16,164,536
111,900	Middleby Corporation (The) †,(d)	7,222,026
276,700	Oshkosh Truck Corporation	17,147,099
134,970	RBC Bearings Incorporated †	5,176,099

		45,709,760

Marine — 0.5%
91,600	Kirby Corporation †	4,043,224

Road & Rail — 1.8%
282,800	Landstar System, Inc.	11,869,116
184,700	Old Dominion Freight Line, Inc. †	4,427,259

		16,296,375

Trading Companies & Distributors — 1.3%
484,119	Rush Enterprises, Inc., Class B †,(j)	11,551,079

Total Industrials		160,495,406

Information Technology — 13.4%
Communications Equipment — 3.7%
139,020	Comtech Telecommunications Corp. †	7,436,180
528,200	DataPath, Inc., 144A †,(e),(f),(g),(h)	2,641,000
618,897	Digi International, Inc. †	8,813,093
483,500	NETGEAR, Inc. †,(d)	14,708,070

		33,598,343

Electronic Equipment & Instruments — 3.5%
173,300	Anixter International, Inc. †,(d)	14,288,585
214,500	FLIR Systems, Inc. †,(d)	11,881,155
495,800	TTM Technologies, Inc. †	5,736,406

		31,906,146

Information Technology Services — 0.4%
61,500	CACI International, Inc. †,(d)	3,142,035

Internet Software & Services — 2.4%
119,268	DealerTrack Holdings, Inc. †	4,994,944
103,200	Digital River, Inc. †,(d)	4,618,200
379,000	j2 Global Communications, Inc. †,(d)	12,404,670

		22,017,814

4

Semiconductors & Semiconductor Equipment — 3.4%
735,762	Diodes Incorporated †,(d)	23,617,960
322,000	Silicon Motion Technology Corporation, ADR †,(d)	7,248,220

		30,866,180

Total Information Technology		121,530,518

Materials — 7.4%
Chemicals — 1.4%
327,600	Koppers Holdings, Inc.	12,648,636

Metals & Mining — 6.0%
253,750	A.M. Castle & Co.	8,272,250
339,200	AMCOL International Corporation (d)	11,224,128
140,700	Century Aluminum Company †	7,407,855
80,000	Haynes International, Inc. †	6,829,600
253,277	Horsehead Holding Corp. †,(d)	5,678,470
127,850	Quanex Corporation (d)	6,006,393
165,400	Reliance Steel & Aluminum Co.	9,351,716

		54,770,412

Total Materials		67,419,048

Utilities — 3.1%
Electric Utilities — 1.2%
106,533	ALLETE, Inc. (d)	4,768,417
126,600	ITC Holdings Corp.	6,273,030

		11,041,447

Gas Utilities — 1.9%
122,800	New Jersey Resources Corporation (d)	6,089,652
304,600	South Jersey Industries, Inc. (d)	10,600,080

		16,689,732

Total Utilities		27,731,179

TOTAL COMMON STOCKS
(Cost $693,530,044)		896,965,047

INVESTMENT COMPANY SECURITY — 0.2%
(Cost $1,578,522)
1,578,522	Institutional Money Market Fund (k)	1,578,522

COLLATERAL FOR SECURITIES ON LOAN(c) — 21.9%
(Cost $199,415,050)
199,415,050	State Street Navigator Securities Trust — Prime Portfolio (l)	199,415,050

TOTAL INVESTMENTS
(Cost $894,523,616)(m)	120.9%	$1,097,958,619

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

5

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash or non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(d)	Security, or a portion thereof, is on loan.

(e)	Fair valued security as of September 30, 2007, (see note (b) above). At September 30, 2007, these securities represent $6,933,897, 0.8% of net assets.

(f)	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933 (“Rule 144A Security”).

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration, including, in the case of a Rule 144A Security, sales to qualified institutional buyers. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2007, securities

6

subject to restrictions on resale that have not been deemed to be liquid represent $6,933,897, 0.8% of net assets.

Security	Acquisition Date	Cost

DataPath, Inc., 144A	06/23/2006	$5,810,200
FBR Capital Markets Corporation, 144A	07/14/2006	5,202,000
People’s Choice Financial Corporation, 144A	12/21/2004	4,750,000
	06/30/2005	1,202,500
	09/19/2005	1,192,500
	01/03/2006	1,385,000

(i)	At September 30, 2007, FBR Capital Markets Corporation, 144A, was valued at $12.38 per share, which represents 96.1% of the market value of the unrestricted common stock of the same issuer. The unrestricted common stock commenced trading on June 8, 2007.

(j)	Affiliated company security. The term “affiliated company” includes any company in which the Fund has the power to vote at least 5% of the company’s outstanding voting securities. At September 30, 2007, the Fund held the following security of an affiliated company:

		Purchased		Sold
	Value at					Value at	Realized
Affiliated Company	6/30/07	Cost	Shares	Cost	Shares	9/30/07	Gain

Rush Enterprises, Inc., Class B	$10,411,766	—	—	$216,354	$13,100	$11,551,079	$110,718

(k)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(l)	At September 30, 2007, the market value of the securities on loan is $193,293,469.

(m)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $263,987,551, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $60,552,548 and net appreciation for financial reporting purposes was $203,435,003. At September 30, 2007, aggregate cost for financial reporting purposes was $894,523,616.

(n)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

ABBREVIATIONS:
ADR — American Depositary Receipt

7

At September 30, 2007 the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	91.8%	$833,789,495
Bermuda	2.3	20,964,613
Netherlands	2.3	20,673,278
Canada	1.0	9,053,814
Taiwan	0.8	7,248,220
Netherlands Antilles	0.6	5,235,627

TOTAL COMMON STOCKS	98.8	896,965,047
COLLATERAL FOR SECURITIES ON LOAN	21.9	199,415,050
INVESTMENT COMPANY SECURITY	0.2	1,578,522

TOTAL INVESTMENTS	120.9	$1,097,958,619

8

Munder Small-Mid Cap Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Shares		Value(b),(e)

COMMON STOCKS — 95.9%
Consumer Discretionary — 10.7%
Distributors — 0.8%
7,100	LKQ Corporation †	$247,151

Diversified Consumer Services — 2.3%
25,950	Service Corporation International	334,755
7,900	Sotheby’s	377,541

		712,296

Hotels, Restaurants & Leisure — 2.1%
11,355	Penn National Gaming, Inc. †	670,172

Specialty Retail — 4.0%
9,520	GameStop Corp., Class A †	536,452
7,941	Jos. A. Bank Clothiers Inc. †	265,388
14,030	Penske Automotive Group, Inc.	283,967
3,065	Tiffany & Co.	160,453

		1,246,260

Textiles, Apparel & Luxury Goods — 1.5%
3,800	Polo Ralph Lauren Corporation	295,450
5,800	Wolverine World Wide, Inc.	158,920

		454,370

Total Consumer Discretionary		3,330,249

Consumer Staples — 1.8%
Beverages — 1.0%
6,450	Central European Distribution Corporation †	309,019

Food & Staples Retailing — 0.8%
9,300	United Natural Foods, Inc. †	253,146

Total Consumer Staples		562,165

Energy — 8.6%
Energy Equipment & Services — 6.5%
2,450	Core Laboratories N.V. †	312,106
5,025	National Oilwell Varco, Inc. †	726,112
10,955	Oil States International, Inc. †	529,126
12,500	Superior Energy Services, Inc. †	443,000

		2,010,344

1

Oil, Gas & Consumable Fuels — 2.1%
4,310	Atlas America, Inc.	222,525
10,330	Southwestern Energy Company †	432,311

		654,836

Total Energy		2,665,180

Financials — 12.0%
Capital Markets — 4.2%
4,335	Affiliated Managers Group, Inc. †	552,756
2,285	BlackRock, Inc.	396,242
8,500	Eaton Vance Corp.	339,660

		1,288,658

Commercial Banks — 3.3%
3,600	City National Corporation	250,236
5,300	HDFC Bank Limited, ADR	567,789
3,050	Zions Bancorporation	209,444

		1,027,469

Diversified Financial Services — 0.9%
15,961	KKR Financial Corp.	268,943

Insurance — 2.1%
8,727	Delphi Financial Group, Inc.	352,745
13,450	Security Capital Assurance Ltd.	307,198

		659,943

Real Estate Investment Trusts (REITs) — 1.5%
7,915	LaSalle Hotel Properties	333,063
8,000	Newcastle Investment Corp.	140,960

		474,023

Total Financials		3,719,036

Health Care — 11.6%
Biotechnology — 1.8%
15,950	BioMarin Pharmaceutical Inc. †	397,155
3,860	Vertex Pharmaceuticals Incorporated †	148,262

		545,417

Health Care Equipment & Supplies — 2.8%
8,955	Hologic, Inc. †	546,255
8,050	West Pharmaceutical Services, Inc.	335,363

		881,618

Health Care Providers & Services — 6.8%
8,217	Coventry Health Care, Inc. †	511,180
6,615	Laboratory Corporation of America Holdings †	517,491
3,150	LCA-Vision, Inc.	92,579

2

6,290	Psychiatric Solutions, Inc. †	247,071
17,360	VCA Antech, Inc. †	724,780

		2,093,101

Life Sciences Tools & Services — 0.2%
1,150	Techne Corporation †	72,542

Total Health Care		3,592,678

Industrials — 19.8%
Aerospace & Defense — 0.6%
1,930	L-3 Communications Holdings, Inc.	197,130

Commercial Services & Supplies — 7.1%
12,150	Corrections Corporation of America †	317,966
8,050	IHS Inc., Class A †	454,744
17,950	Interface, Inc., Class A	323,998
17,150	Mobile Mini, Inc. †	414,344
2,400	Ritchie Bros. Auctioneers Incorporated	156,240
9,200	Stericycle, Inc. †	525,872

		2,193,164

Construction & Engineering — 2.0%
19,790	EMCOR Group, Inc. †	620,614

Electrical Equipment — 1.8%
8,250	General Cable Corporation †	553,740

Industrial Conglomerates — 2.9%
16,804	McDermott International, Inc. †	908,760

Machinery — 2.2%
8,985	Oshkosh Truck Corporation	556,800
3,350	RBC Bearings Incorporated †	128,473

		685,273

Marine — 1.1%
13,810	American Commercial Lines Inc. †	327,711

Road & Rail — 1.6%
6,850	Landstar System, Inc.	287,495
8,167	Old Dominion Freight Line, Inc. †	195,763

		483,258

Trading Companies & Distributors — 0.5%
6,650	Rush Enterprises, Inc., Class A †	168,578

Total Industrials		6,138,228

Information Technology — 17.7%
Communications Equipment — 2.7%
11,150	CommScope, Inc. †	560,176
7,800	NICE-Systems Ltd., ADR †	279,552

		839,728

3

Computers & Peripherals — 1.5%
15,055	Logitech International S.A., ADR †	444,875

Electronic Equipment & Instruments — 1.9%
6,350	Itron, Inc. †	590,995

Information Technology Services — 1.7%
6,655	Cognizant Technology Solutions Corporation,
	Class A †	530,869

Internet Software & Services — 3.6%
3,975	Akamai Technologies, Inc. †	114,202
10,050	DealerTrack Holdings, Inc. †	420,894
17,885	j2 Global Communications, Inc. †	585,376

		1,120,472

Semiconductors & Semiconductor Equipment — 4.1%
22,257	Diodes Incorporated †	714,450
12,685	FormFactor, Inc. †	562,833

		1,277,283

Software — 2.2%
4,330	NAVTEQ Corporation †	337,610
9,600	VASCO Data Security International, Inc. †	338,976

		676,586

Total Information Technology		5,480,808

Materials — 5.9%
Chemicals — 4.2%
9,950	Airgas, Inc.	513,719
3,100	FMC Corporation	161,262
7,800	Koppers Holdings Inc.	301,158
7,325	Syngenta AG, ADR	317,392

		1,293,531

Metals & Mining — 1.7%
2,900	Carpenter Technology Corporation	377,029
2,750	Reliance Steel & Aluminum Co.	155,485

		532,514

Total Materials		1,826,045

Telecommunication Services — 3.0%
Wireless Telecommunication Services — 3.0%
10,826	Crown Castle International Corp. †	439,861
6,175	NII Holdings, Inc. †	507,276

		947,137

4

Utilities — 4.8%
Electric Utilities — 3.2%
2,675	Entergy Corporation	289,676
9,350	ITC Holdings Corp.	463,292
8,700	Northeast Utilities	248,559

		1,001,527

Gas Utilities — 1.6%
9,240	Equitable Resources, Inc.	479,279

Total Utilities		1,480,806

TOTAL COMMON STOCKS
(Cost $22,922,510)		29,742,332

INVESTMENT COMPANY SECURITIES — 5.1%
Multi-Sector — 5.1%
Multi-Industry — 5.1%
490,216	Institutional Money Market Fund (c)	490,216
5,225	iShares S&P® SmallCap 600 Index Fund	364,339
4,625	Midcap SPDRtm Trust, Series 1	744,163

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $1,580,615)		1,598,718

TOTAL INVESTMENTS
(Cost $24,503,125)(d)	101.0%	$31,341,050

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

5

(c)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(d)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $7,555,302, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $717,377 and net appreciation for financial reporting purposes was $6,837,925. At September 30, 2007, aggregate cost for financial reporting purposes was $24,503,125.

(e)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.
ABBREVIATIONS:
ADR  — American Depositary Receipt
At September 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	88.2%	$27,357,180
Switzerland	2.5	762,267
India	1.8	567,789
Netherlands	1.0	312,106
Bermuda	1.0	307,198
Israel	0.9	279,552
Canada	0.5	156,240

TOTAL COMMON STOCKS	95.9	29,742,332
INVESTMENT COMPANY SECURITIES	5.1	1,598,718

TOTAL INVESTMENTS	101.0%	$31,341,050

6

Munder Tax-Free Money Market Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a)

Principal
Amount		Value(b),(e)

TAX-EXEMPT COMMERCIAL PAPER — 10.2%
Florida — 1.0%
$2,000,000	Jacksonville Electric Authority Series 2001-C, 3.680% due 12/03/2007	$2,000,000

Georgia — 1.6%
3,000,000	Burke County, Georgia, Development Authority, Series A, 3.640% due 10/02/2007	3,000,000

Illinois — 1.2%
2,500,000	Illinois Educational Facilities Authority Revenues, 3.800% due 10/18/2007	2,500,000

Massachusetts — 1.6%
3,000,000	Massachusetts Health and Education University, Revenue, 3.660% due 12/06/2007	3,000,000

Minnesota — 1.6%
3,000,000	City of Rochester, Minnesota, Series 2000-B, 3.750% due 10/02/2007	3,000,000

Tennessee — 1.6%
3,000,000	Tennessee State Tax Exempt, Series 1997-A, 3.600% due 11/07/2007	3,000,000

Texas — 1.6%
	San Antonio, Texas, Electric and Gas, Series A:
2,000,000	3.650% due 10/09/2007	2,000,000
1,000,000	3.660% due 12/03/2007	1,000,000

		3,000,000

TOTAL TAX-EXEMPT COMMERCIAL PAPER
(Cost $19,500,000)		19,500,000

MUNICIPAL BONDS AND NOTES — 83.1%
Alabama — 1.8%
2,000,000	Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue, Infirmary Health System, Series A, (Bank of Nova Scotia, LOC), 3.880% due 02/01/2040 (c)	2,000,000
1,400,000	Mobile, Alabama, Industrial Development Board Dock & Wharf Revenue, Holnam Incorporated Project, Series A, Refunding, (Bayerische Landesbank, LOC), 3.870% due 06/01/2032 (c)	1,400,000

		3,400,000

1

Arizona — 1.0%
2,000,000	Apache County, Arizona, Industrial Development Authority, Industrial Development Revenue, Tucson Electric Power, Series 83-A, (ABN AMRO Bank N.V., LOC), 3.800% due 12/15/2018 (c)	2,000,000

California — 1.3%
2,525,000	Inland Valley, California Development Agency, Tax Allocation, (Union Bank of CA, LOC), 3.790% due 03/01/2027 (c)	2,525,000

Colorado — 2.9%
1,150,000	Colorado Health Facilities Authority Revenue, Hospital NCMC Incorporated Project, Refunding, (FSA Insured), (Keybank N.A., SPA), 3.870% due 05/15/2024 (c)	1,150,000
3,000,000	Lowry Economic Redevelopment Authority, Series A, Refunding, 3.850% due 12/01/2020 (c)	3,000,000
1,350,000	Water Valley, Colorado, Metropolitan District, No. 2, GO, 3.840% due 12/01/2024 (c)	1,350,000

		5,500,000

District Of Columbia — 1.5%
1,000,000	District of Columbia Revenue: Georgetown University, Series A, Refunding, (MBIA Insured), ETM, 6.000% due 04/01/2008	1,011,503
1,960,000	Hospital For Sick Children, (SunTrust Bank, LOC), 3.870% due 01/01/2035 (c)	1,960,000

		2,971,503

Florida — 6.9%
1,800,000	Collier County, Florida, Health Facilities Revenue, Moorings Incorporated Project, (Wachovia Bank N.A., LOC), 3.880% due 06/01/2035 (c)	1,800,000
1,000,000	Dade County, Florida, GO, (FGIC Insured), 5.250% due 11/01/2007	1,001,405
2,995,000	Dade County, Florida, Water & Sewer Systems Revenue, (FGIC Insured), (Lloyds TSB Bank, SPA), 3.860% due 10/05/2022 (c)	2,995,000
1,500,000	Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, Series A, Refunding, (FSA Insured), 5.250% due 07/01/2008	1,516,672

2

3,000,000	Highlands County Health Facilities Authority, Adventist Health Systems, Series B, Refunding, (SunTrust Bank, LOC), 3.880% due 11/15/2009 (c)	3,000,000
3,000,000	University of North Florida Foundation Incorporated, Revenue, 4.050% due 05/01/2028 (c)	3,000,000

		13,313,077

Georgia — 3.7%
1,850,000	Cobb County, Georgia, Development Authority Revenue, North Cobb Christian School, Series A, (Branch Banking & Trust, LOC), 3.880% due 03/01/2022 (c)	1,850,000
1,000,000	De Kalb Private Hospital, Hospital Authority, Georgia, Revenue Anticipation Certificates, ESR Children’s Health Care System Project, Series B, (SunTrust Bank, LOC), 3.860% due 12/01/2028 (c)	1,000,000
3,000,000	Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax Revenue, Series B, (Bayerische Landesbank, LOC), 3.800% due 07/01/2025 (c)	3,000,000
1,170,000	Rockdale County, Georgia, Sales Tax, 4.000% due 04/01/2008	1,171,384

		7,021,384

Idaho — 1.0%
2,000,000	Idaho Housing & Finance Association, Nonprofit Facilities Revenue, The Community School, Inc. Project, (Bank of New York, LOC), 3.840% due 08/01/2035 (c)	2,000,000

Illinois — 6.8%
1,000,000	Chicago Illinois, Board of Education, Chicago School Reform, Series A, (AMBAC Insured) 5.250% due 12/01/2030 Pre-refunded 12/01/2007	1,022,254
2,000,000	City of Chicago IL, Water Revenue (Bank One N.A., LOC), 3.800% due 11/01/2030 (c)	2,000,000
3,500,000	Illinois Development Finance Authority Revenue, Adjusted World Communications, Inc., (LaSalle Bank, N.A., LOC), 3.900% due 08/01/2015 (c)	3,500,000

3

3,000,000	Illinois Finance Authority Revenue, Latin School of Chicago Project, Series B, (JP Morgan Chase Bank, LOC), 3.930% due 08/01/2035 (c)	3,000,000
3,575,000	Illinois State Toll Highway Authority, Toll Highway Priority Revenue, Series B, Refunding, (MBIA Insured), (Societe Generale, LOC), 3.860% due 01/01/2010 (c)	3,575,000

		13,097,254

Indiana — 4.4%
1,915,000	Huntington Indiana, Economic Development Revenue, Huntington University, (National City Bank, LOC), 3.910% due 08/01/2037 (c)	1,915,000
	Indiana Bond Bank Revenue:
2,000,000	Advance Funding Program Notes, Series A, (Bank of New York, LOC), 4.250% due 01/31/2008	2,003,875
1,630,000	State Revenue Fund, Series B, 5.000% due 02/01/2008	1,637,200
2,800,000	Indiana Municipal Power Agency, Power Supply System Revenue, Refunding, Series A, (Dexia Credit Local, LOC), 3.880% due 01/01/2018 (c)	2,800,000

		8,356,075

Kentucky — 1.0%
2,000,000	Franklin County, Kentucky Economic Development Revenue, Frankfort YMCA Project, (Fifth Third Bank, LOC), 3.850% due 07/01/2026 (c)	2,000,000

Maryland — 0.5%
1,000,000	State of Maryland, GO, Refunding, 5.000% due 02/01/2008	1,004,237

Massachusetts — 7.0%
2,685,000	Massachusetts State Series A, GO, Refunding, 3.860% due 02/01/2028 (c)	2,685,000
	Massachusetts State Development Finance Agency:
3,195,000	Bartlett School, (TD Banknorth N.A., LOC), 3.850% due 03/01/2036 (c)	3,195,000
3,000,000	Charles River School, (Citizens Bank of MA, LOC), 3.870% due 05/01/2037 (c)	3,000,000

4

	Massachusetts State Water Resources Authority:
2,845,000	General Revenue Refunding, Series B, (AMBAC Insured), (Scotiabank, SPA), 3.860% due 04/01/2028 (c)	2,845,000
1,700,000	General Revenue Refunding, Series C, (Bayerische Landesbank, SPA), (FGIC Insured), 3.860% due 08/01/2037 (c)	1,700,000

		13,425,000

Michigan — 5.8%
2,000,000	Detroit, Michigan, Tax Anticipation Notes, GO, (Scotiabank LOC), 4.500% due 03/01/2008	2,006,400
1,000,000	Hudsonville, Michigan Public Schools, Refunding, (FGIC Insured), 5.150% due 05/01/2027, Pre-refunded 05/01/2008	1,008,657
2,525,000	Lenawee County, Michigan, Economic Development Corporation Revenue, Refunding, Siena Heights University Project, (Fifth Third Bank, LOC), 3.850% due 11/01/2024 (c)	2,525,000
1,000,000	Michigan Municipal Bond Authority Revenue, School Loan, ETM, 5.000% due 12/01/2007	1,002,264
1,000,000	Michigan State Hospital Finance Authority, Revenue, North Ottawa Care Center Incorporated, (National City Bank Midwest, LOC), 3.880% due 05/01/2036 (c)	1,000,000
	Michigan State Strategic Fund Limited Obligation Revenue:
1,000,000	Grand Rapids Art Museum, Series A, (LaSalle Bank Midwest, LOC), 3.870% due 05/01/2041 (c)	1,000,000
1,500,000	Roeper School Project, (Standard Federal Bank, LOC), 3.870% due 05/01/2032 (c)	1,500,000
1,000,000	Port Huron, MI, Series A, Pre-refunded 10/01/2008 (MBIA Insured) 5.250% due 10/01/2019,	1,026,895

		11,069,216

Mississippi — 0.5%
1,000,000	Mississippi State, Series A, GO, Refunding, 5.000% due 11/01/2007	1,001,150

5

Missouri — 3.5%
	Missouri State Health & Educational Facilities Authority Revenue:
1,100,000	SSM Health Care, Series C-2, (Bank of New York, SPA), (FGIC Insured), 3.870% due 06/01/2019 (c)	1,100,000
3,500,000	St Louis University, Series A, (Bank of New York, SPA), (MBIA Insured), 4.000% due 10/01/2035 (c)	3,500,000
2,075,000	Missouri State Highways & Transit Commission, Multi-Modal Third Lien State Road, Series B, (State Street Bank & Trust Co., LOC), 3.850% due 05/01/2015 (c)	2,075,000

		6,675,000

New Jersey — 0.5%
1,000,000	New Jersey State Turnpike Authority, Turnpike Revenue, Series C, (MBIA Insured), ETM, 6.500% due 01/01/2008	1,007,138

New York — 2.5%
	New York State Housing Finance Agency Service Contract Revenue:
1,700,000	Series B, Refunding, (BNP Paribas, LOC), 3.830% due 03/15/2026 (c)	1,700,000
3,000,000	Series G, Refunding, (Westdeutsche Landesbank, LOC), 3.880% due 03/15/2028 (c)	3,000,000

		4,700,000

North Carolina — 5.1%
1,975,000	City of Winston-Salem, North Carolina, Water & Sewer Revenue, Refunding, Series C, (Dexia Credit Local, SPA), 3.850% due 06/01/2028 (c)	1,975,000
1,335,000	Mecklenburg County, North Carolina, Public Improvement, Series B, GO, 4.400% due 02/01/2010, Pre-refunded 02/01/2008	1,351,506
1,240,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue, Rutherford Hospital, Inc. Project (Branch Banking & Trust, LOC), 3.880% due 09/01/2021 (c)	1,240,000
1,540,000	North Carolina Medical Care, Community Hospital Revenue, J. Arthur Dosher Memorial Hospital, (Branch Banking & Trust, LOC), 3.880% due 05/01/2018 (c)	1,540,000

6

1,675,000	North Carolina State, Series E, GO, Refunding, (Bayerische Landesbank, SPA), 3.850% due 06/01/2019 (c)	1,675,000
2,000,000	University of North Carolina Chapel Hill Foundation Inc., Certificates Participation, (Bank of America N.A., LOC), 3.850% due 10/01/2009 (c)	2,000,000

		9,781,506

Ohio — 2.8%
1,470,000	Akron, Bath & Copley, Ohio, Joint Township Hospital District Revenue, Hospital Facilities, Summa Health Systems, Series B, (Bank One, N.A., LOC), 3.880% due 11/01/2034 (c)	1,470,000
1,730,000	Franklin County, Ohio, Hospital Revenue, Refunding U.S. Health Corp., Series B, (Citibank, N.A., LOC), 3.840% due 12/01/2020 (c)	1,730,000
845,000	Middleburg Heights, Ohio, Hospital Revenue, Southwest General Health, (Fifth Third Bank, LOC), 3.880% due 08/15/2022 (c)	845,000
1,300,000	Montgomery County, Ohio, Society Saint Vincent DePaul, (National City Bank, LOC), 3.880% due 12/01/2010 (c)	1,300,000

		5,345,000

Oregon — 1.7%
3,295,000	Oregon State Health Housing Educational & Cultural Facilities Authority, Assumption Village Project, Series A, (Keybank, N.A., LOC), 3.870% due 03/01/2033 (c)	3,295,000

Pennsylvania — 4.1%
2,000,000	Luzerne County Industrial Development Authority Lease Revenue, (PNC Bank N.A., LOC), 3.880% due 11/01/2026 (c)	2,000,000
3,000,000	Westmoreland County Industrial Development Authority, Greensburg Thermal Project, Series A, Refunding, (PNC Bank N.A., LOC), 3.880% due 12/01/2024 (c)	3,000,000
2,950,000	Wilkinsburg, Pennsylvania, Municipal Authority Revenue, Monroeville Christian/ Judea Foundation Project, Refunding, (Citizens Bank NA, LOC), 3.880% due 03/01/2027 (c)	2,950,000

		7,950,000

South Dakota — 1.1%
2,140,000	South Dakota Health & Educational Facilities Authority, Revenue, University of Sioux Falls, (Wells Fargo Bank N.A., LOC) 3.840% due 10/01/2016 (c)	2,140,000

7

Tennessee — 0.6%
1,100,000	Metropolitan Nashville Airport Authority, Tennessee Airport Improvement Revenue, Refunding, (FGIC Insured), (Societe Generale, LOC), 3.860% due 07/01/2019 (c)	1,100,000

Texas — 4.4%
3,445,000	Lamar, Texas, Consolidated Independent School District, 5.250% due 02/15/2011, Pre-refunded 2/15/2008	3,464,815
2,000,000	State of Texas, Revenue, 4.500% due 08/28/2008	2,014,353
3,000,000	Texas Small Business Industrial Development Corporation, Industrial Development Revenue, Texas Public Facilities Capital Access, (Bank of America N.A., LOC), 3.860% due 07/01/2026 (c)	3,000,000

		8,479,168

Vermont — 2.1%
3,985,000	Vermont Educational & Health Buildings, North Country Hospital, Financing Agency, Revenue, 4.010% due 10/01/2034 (c)	3,985,000

Virginia — 3.7%
1,000,000	Fairfax County, Virginia, Public Improvement, Series A 5.000% due 06/01/2009, Pre-refunded 06/01/2008	1,028,079
1,000,000	Portsmouth, Virginia, GO, Refunding and Public Improvement, Series A, GO, (FGIC Insured), 5.500% due 06/01/2017, Pre-refunded 06/01/2008	1,011,893
1,000,000	Spotsylvania County, Virginia, Public Improvement, GO, (FSA Insured), 5.000% due 01/15/2008	1,003,788
4,000,000	Virginia Commonwealth Transportation Board, Revenue, 4.700% due 10/01/2007	4,000,000

		7,043,760

Washington — 1.9%
2,000,000	King County, Washington, School District No. 403, GO, Refunding, (FGIC-TCR Insured), 5.250% due 12/01/2014, Pre-refunded 06/01/2008	2,019,405
1,665,000	Washington State Housing Finance Commission, The Evergreen School, Revenue, (Wells Fargo Bank N.A., LOC) 3.840% due 07/01/2028 (c)	1,665,000

		3,684,405

West Virginia — 1.0%
1,820,000	West Virginia State Hospital Finance Authority Revenue, Pallottine Health Services, Inc. Project, Refunding, Series A-1, (Fifth Third Bank, LOC), 3.870% due 10/01/2033 (c)	1,820,000

8

Wisconsin — 1.0%
1,970,000	Wisconsin Health & Educational Facilities Authority Revenue, Goodwill Industries of North Central Wisconsin, Inc., (Wells Fargo Bank N.A., LOC), 3.840% due 11/01/2025 (c)	1,970,000

Wyoming — 1.0%
2,000,000	Sweetwater County, Wyoming, Pollution Control Revenue, Refunding, Pacificorp Project, Series A, (Barclays Bank PLC, LOC), 3.880% due 07/01/2015 (c)	2,000,000

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $159,659,873)		159,659,873

Shares

INVESTMENT COMPANY SECURITIES — 3.9%
5,968,810	CitiFunds Institutional Tax Free Reserves	5,968,810
1,443,849	Dreyfus Tax Exempt Cash Management Fund	1,443,849

TOTAL INVESTMENT COMPANY SECURITIES
(Cost $7,412,659)	7,412,659

TOTAL INVESTMENTS
(Cost $186,572,532)(d)	97.2%	$186,572,532

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	Securities of the Fund are valued on an amortized cost basis, which approximates current market value. The value of securities of open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(c)	Variable rate security. The interest rate shown reflects the rate in effect as of September 30, 2007.

(d)	At September 30, 2007, aggregate cost for financial reporting purposes was $186,572,532.

(e)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.

9

ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
ETM   — Escrowed to Maturity
FGIC   — Financial Guaranty Insurance Company
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
LOC   — Instruments supported by bank letter of credit
MBIA  — Municipal Bond Insurance Association
SPA   — Standby Purchase Agreement
TCR   — Transferable Custodial Receipts
At September 30, 2007, the sector diversification of the Fund was as follows:

	% of
	Net Assets	Value

MUNICIPAL BONDS AND NOTES:
Variable Rate Demand Notes	66.5%	$127,733,386
Pre-Refunded/ ETM	7.6	14,570,260
General Obligations	5.3	10,193,287
Revenue	1.9	3,641,075
Insured	1.8	3,521,865

TOTAL MUNICIPAL BONDS AND NOTES	83.1	159,659,873
TAX-EXEMPT COMMERCIAL PAPER	10.2	19,500,000
INVESTMENT COMPANY SECURITIES	3.9	7,412,659

TOTAL INVESTMENTS	97.2%	$186,572,532

10

Munder Tax-Free Short & Intermediate Bond Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a),(b)

Principal
Amount		Value(c),(f)

MUNICIPAL BONDS AND NOTES — 95.8%
Alabama — 2.4%
$2,000,000	Jefferson County, Alabama, Sewer Revenue, (FGIC Insured), 5.125% due 02/01/2042, Pre-refunded 08/01/2012	$2,135,780

Arizona — 7.1%
300,000	Arizona School Facilities Board Certificates, Series B, (FSA Insured), 5.250% due 09/01/2018, Pre-refunded 09/01/2014	328,884
1,115,000	Gilbert, Arizona, (FGIC Insured), 5.750% due 07/01/2012	1,219,643
1,650,000	Maricopa County, Arizona, School District 69, (MBIA Insured), 5.000% due 07/01/2012	1,751,310
1,000,000	Mesa, Arizona, Utility System Revenue, (FGIC Insured), 5.000% due 07/01/2019, Pre-refunded 07/01/2011	1,050,370
1,800,000	Phoenix, Arizona, Civic Import Corp., (FGIC Insured), 5.000% due 07/01/2012	1,908,918

		6,259,125

California — 7.2%
2,000,000	Golden State Tobacco Securitization Corporation, Series B, (FGIC-TCR Insured), 5.625% due 06/01/2038, Pre-refunded 06/01/2013	2,201,340
2,500,000	San Joaquin Hills, California, Transportation Corridor Agency Toll Road Revenue, ETM, 3.250% due 01/01/2014 (d)	1,981,150
2,000,000	San Jose, California, Evergreen Community College District, Series D, GO, (MBIA Insured), 5.000% due 09/01/2024, Pre-refunded 09/01/2013	2,156,660

		6,339,150

Delaware — 1.1%
1,000,000	Delaware State, Series A, GO, 4.250% due 03/01/2009	1,011,040

1

Florida — 4.8%
	Dade County, Florida, Special Obligation:
3,000,000	Capital Appreciation Bond, Series B, Refunding, (AMBAC Insured), 3.546% due 10/01/2015, Pre-refunded 10/01/2008 (d)	1,951,590
3,600,000	Capital Appreciation Bond, Series B, Refunding, (AMBAC Insured), 2.995% due 10/01/2025, Pre-refunded 10/01/2008 (d)	1,228,716
1,000,000	Fort Lauderdale, Florida, Water & Sewer Revenue, (MBIA Insured), 4.000% due 03/01/2013	1,016,530

		4,196,836

Georgia — 3.9%
1,000,000	Fulton County, Georgia, School District, GO, 5.250% due 01/01/2013	1,077,170
1,045,000	Georgia State, GO: Series B, 6.250% due 08/01/2013	1,191,122
1,090,000	Series C, 5.500% due 07/01/2012	1,182,988

		3,451,280

Hawaii — 3.9%
1,875,000	Hawaii State, Series DB, GO, (MBIA Insured), 5.250% due 09/01/2013	2,034,187
	Kauai County, Hawaii, Series A, GO, (MBIA Insured):
1,215,000	4.375% due 08/01/2010	1,241,366
180,000	4.375% due 08/01/2010, ETM	184,100

		3,459,653

Illinois — 4.0%
500,000	Chicago, Illinois, Board of Education, (AMBAC Insured), 5.250% due 12/01/2022 Pre-refunded 12/01/2007	511,280
1,760,000	Illinois State, GO, (MBIA Insured), 5.750% due 12/01/2014, Pre-refunded 12/01/2010	1,876,354
500,000	Metropolitan Pier & Exposition Authority, Illinois, McCormick Place Expansion Project, (FGIC Insured), 5.500% due 12/15/2024	521,165
500,000	Regional Transport Authority, Illinois, (FGIC Insured), 6.000% due 06/01/2015	572,490

		3,481,289

2

Kentucky — 2.4%
2,000,000	Kentucky State Property & Buildings Commission Revenue, Project No. 64, (MBIA Insured), 5.750% due 05/01/2014, Pre-refunded 11/01/2009	2,091,000

Maryland — 2.4%
1,000,000	Baltimore, Maryland, Revenue, (FGIC Insured), 5.800% due 07/01/2015, Pre-refunded 07/01/2012	1,096,020
1,000,000	Montgomery County, Maryland, GO, Refunding, 5.250% due 10/01/2010	1,050,500

		2,146,520

Massachusetts — 4.7%
1,500,000	Boston, Massachusetts, GO, Series A, 5.250% due 02/01/2009	1,534,275
1,400,000	Massachusetts State, Consolidated Loan of 2002, Series D, GO, 5.500% due 11/01/2020, Pre-refunded 11/01/2012	1,519,014
1,000,000	Worcester, Massachusetts, GO, (FGIC Insured), 5.250% due 08/15/2020, Pre-refunded 08/15/2010	1,055,790

		4,109,079

Michigan — 10.4%
1,335,000	Ann Arbor, Michigan, GO, Refunding, 4.000% due 09/01/2009	1,338,524
	Caledonia, Michigan, Community Schools, GO, (Q-SBLF):
1,175,000	4.800% due 05/01/2010	1,209,087
840,000	5.750% due 05/01/2014, Pre-refunded 05/01/2010	885,326
1,000,000	Clarkston, Michigan, Community Schools, GO, (Q-SBLF), 4.000% due 05/01/2012	1,013,770
1,110,000	Grand Rapids, Michigan, Building Authority, GO, 4.800% due 08/01/2009	1,135,086
425,000	Jenison, Michigan, Public Schools, (FGIC Insured), 5.250% due 05/01/2015	466,408
1,080,000	Michigan Public Power Agency Revenue, Combustion Turbine Number 1, Project A, (AMBAC Insured), 4.500% due 01/01/2011	1,108,793
400,000	Michigan State Hospital Finance Authority Revenue, Saint John Hospital & Medical Center, Series A, (AMBAC Insured), ETM, 6.000% due 05/15/2010	422,828

3

1,000,000	Michigan State Housing Development Rental Revenue, Series C, AMT, (MBIA Insured), 5.050% due 10/01/2015	1,019,280
500,000	Walled Lake, Michigan, Consolidated School District, GO, (Q-SBLF), 5.750% due 05/01/2014, Pre-refunded 05/01/2010	526,980

		9,126,082

Minnesota — 4.6%
2,175,000	Metropolitan Council, Minnesota, Minneapolis-St. Paul Metropolitan Area Transit, Series B, GO, 4.100% due 02/01/2011	2,203,841
1,720,000	Minnesota State, GO, 5.250% due 11/01/2011	1,805,518

		4,009,359

Nebraska — 1.2%
1,000,000	Omaha, Nebraska, GO, 4.500% due 12/01/2010	1,028,730

Nevada — 5.2%
1,500,000	Clark County, Nevada, Series A, GO, (AMBAC Insured), 5.000% due 12/01/2014	1,615,755
750,000	Henderson, Nevada, Series B, GO, (AMBAC Insured), 5.250% due 04/01/2016	825,457
2,000,000	Las Vegas Valley, Nevada, Water District, Series A, Refunding, (FGIC Insured), 5.000% due 06/01/2015	2,155,380

		4,596,592

New Jersey — 1.2%
1,000,000	New Jersey State, GO, 5.750% due 05/01/2012	1,088,640

New York — 2.5%
2,000,000	City of New York, NY, Series D, (FGIC-TCR Insured), 5.000% due 08/01/2015	2,165,300

North Carolina — 0.8%
650,000	Cary, North Carolina, GO, 5.000% due 03/01/2019	683,579

Ohio — 6.5%
	Columbus, Ohio:
1,000,000	Series A, GO, 5.000% due 07/01/2013	1,072,010
300,000	Series B, GO, Refunding, 5.000% due 06/15/2016	324,237
1,290,000	Loveland, Ohio, City School District, Refunding School Improvement, (FSA Insured), 5.000% due 12/01/2015	1,393,768

4

1,725,000	Ohio State, Water Development Authority, Water Pollution Control, Series 2003, Refunding, 5.000% due 12/01/2012	1,838,574
1,000,000	Olentangy Local School District, Ohio, (FSA Insured), 5.625% due 12/01/2027, Pre-refunded 12/01/2010	1,062,400

		5,690,989

Pennsylvania — 1.2%
1,000,000	Tredyffrin-Easttown, Pennsylvania, School District, GO, 5.500% due 02/15/2016, Pre-refunded 08/15/2010	1,053,500

Rhode Island — 1.2%
1,000,000	Rhode Island State and Providence Plantations, Series A, (MBIA Insured), 5.000% due 02/01/2014	1,073,280

South Carolina — 1.2%
1,000,000	South Carolina State, State Institution, Series A, GO, 5.400% due 03/01/2019, Pre-refunded 03/01/2010	1,052,260

Tennessee — 0.6%
475,000	Johnson City, Tennessee, Water & Sewer, GO, Refunding, (FGIC Insured), 4.750% due 06/01/2013	501,733

Texas — 8.8%
500,000	Galena Park, Texas, Independent School District, GO, (PSFG), 6.625% due 08/15/2015, Pre-refunded 08/15/2010	541,955
2,000,000	Lancaster, Texas, Independent School District, GO, (FSA Insured), 5.750% due 02/15/2034, Pre-refunded 02/15/2014	2,235,380
2,335,000	Richardson, Texas, Independent School District, GO, (PSFG), 3.800% due 02/15/2012	2,348,006
5,000	San Antonio, Texas, Electric & Gas Revenue, Series A, ETM, 5.000% due 02/01/2012	5,282
500,000	Texas State, Water Financial Assistance, Series C, GO, Refunding, 5.000% due 08/01/2018	504,290
2,000,000	Waco, Texas, GO, (MBIA Insured), 5.000% due 02/01/2014	2,138,400

		7,773,313

Washington — 1.5%
1,000,000	Benton County, Washington, School District, GO, (FSA Insured), 5.000% due 12/01/2012	1,062,450
250,000	Seattle, Washington, GO, Refunding, (MBIA Insured), 4.750% due 01/01/2016	261,945

		1,324,395

5

West Virginia — 3.1%
3,000,000	West Virginia State, (FGIC Insured), 2.995% due 11/01/2009 (d)	2,776,560

Wisconsin — 1.9%
1,400,000	Blackhawk, Wisconsin, Technical College District, (AMBAC Insured), 4.000% due 04/01/2012	1,420,146
250,000	Wisconsin State, Series 1, GO, Refunding, (MBIA Insured) 5.500% due 05/01/2015	278,270

		1,698,416

TOTAL MUNICIPAL BONDS AND NOTES
(Cost $83,302,284)		84,323,480

Shares

INVESTMENT COMPANY SECURITY — 0.2%
(Cost $227,118)
227,118	CitiFunds Institutional Tax Free Reserves	227,118

TOTAL INVESTMENTS
(Cost $83,529,402)(e)	96.0%	$84,550,598

(a)	All percentages are based on net assets of Fund as of September 30, 2007.

(b)	The Fund holds investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default. At September 30, 2007, investments in these insured securities represented 35.3% of the Fund.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Fixed income securities are generally valued at an evaluated bid price, which is determined based on an analytical pricing model (such as matrix pricing) commonly used for valuing such securities. The value of securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through an approved pricing source, the security may be valued using broker-dealer quotations, last available price, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Fair valuations involve a review of relevant factors, including without limitation, issuer-specific information, industry information and/or values of securities of comparable maturity, quality and type. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	Zero-coupon bond. Rate represents annualized yield at date of purchase.

(e)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $1,251,425, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $230,229 and net appreciation for financial reporting purposes was $1,021,196. At September 30, 2007, aggregate cost for financial reporting purposes was $83,529,402.

6

(f)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.
ABBREVIATIONS:
AMBAC — American Municipal Bond Assurance Corporation
AMT   — Alternative Minimum Tax
ETM   — Escrowed to Maturity
FGIC   — Financial Guaranty Insurance Company
FSA   — Financial Security Assurance
GO    — General Obligation Bonds
MBIA  — Municipal Bond Insurance Association
PSFG  — Permanent School Fund Guaranteed
Q-SBLF — Qualified School Bond Loan Fund
TCR   — Transferable Custodial Receipts
September 30, 2007, the sector diversification of the Fund was as follows:

MUNICIPAL BONDS AND NOTES:
Insured	35.3%	$31,039,814
Pre-Refunded/ ETM	32.9	28,966,440
General Obligations	25.5	22,478,652
Revenue	2.1	1,838,574

TOTAL MUNICIPAL BONDS AND NOTES	95.8	84,323,480
INVESTMENT COMPANY SECURITY	0.2	227,118

TOTAL INVESTMENTS	96.0%	$84,550,598

7

Munder Technology Fund

Portfolio of Investments, September 30, 2007 (Unaudited) (a),(b)

Shares
Value(c),(m)

COMMON STOCKS — 97.5%
Consumer Discretionary — 1.1%
Internet & Catalog Retail — 0.6%
47,500	PetMed Express, Inc. †,(e)	$665,475

Specialty Retail — 0.5%
9,600	GameStop Corp., Class A †	540,960

Total Consumer Discretionary		1,206,435

Financials — 1.3%
Capital Markets — 0.8%
34,500	optionsXpress Holdings, Inc. (e)	901,830

Real Estate Management & Development — 0.5%
190,000	Move, Inc. †,(e)	524,400

Total Financials		1,426,230

Industrials — 4.0%
Aerospace & Defense — 1.1%
77,000	TASER International, Inc. †,(e)	1,208,130

Commercial Services & Supplies — 2.9%
57,000	Diamond Management & Technology Consultants, Inc.	524,400
233,014	Intermap Technologies Corp. †	1,452,458
32,000	Monster Worldwide, Inc. †	1,089,920

		3,066,778

Total Industrials		4,274,908

Information Technology — 91.1%
Communications Equipment — 14.9%
57,800	China GrenTech Corporation Limited †,(e)	569,330
29,500	Ciena Corporation †,(e)	1,123,360
129,000	Cisco Systems, Inc. †	4,271,190
47,000	Comtech Group, Inc. †,(e)	855,870
116,500	Corning Incorporated	2,871,725
40,000	Foundry Networks, Inc. †	710,800
29,000	Nortel Networks Corporation †	492,420
55,600	QUALCOMM Incorporated	2,349,656
50,000	Radyne Corporation †	527,000
130,000	Sycamore Networks, Inc. †,(e)	529,100
44,000	Telefonaktiebolaget LM Ericsson, ADR	1,751,200

		16,051,651

Computers & Peripherals — 19.3%
54,900	Apple Inc. †	8,429,346

1

52,500	Dell Inc. †	1,449,000
43,300	EMC Corporation †,(e)	900,640
70,630	Hewlett-Packard Company	3,516,668
24,600	International Business Machines Corporation	2,897,880
21,000	Lexmark International, Inc., Class A †,(e)	872,130
46,000	Logitech International S.A., ADR †,(e)	1,359,300
15,000	SanDisk Corporation †,(e)	826,500
96,400	Sun Microsystems, Inc. †	540,804

		20,792,268

Electronic Equipment & Instruments — 2.1%
160,000	Bell Microproducts Inc. †,(e)	995,200
70,000	Gerber Scientific, Inc. †	759,500
74,000	Wireless Ronin Technologies, Inc. †	499,500

		2,254,200

Information Technology Services — 1.5%
27,000	Accenture Ltd., Class A	1,086,750
12,000	Automatic Data Processing, Inc.	551,160

		1,637,910

Internet Software & Services — 11.9%
18,200	Akamai Technologies, Inc. †,(e)	522,886
1,486,665	CMGI, Inc. †,(e)	2,021,864
96,000	Digital River, Inc. †,(e)	4,296,000
16,500	eBay Inc. †	643,830
4,600	Google Inc., Class A †	2,609,442
12,000	SINA Corporation †,(e)	574,200
21,000	Sohu.com Inc. †,(e)	791,910
68,200	TheStreet.com, Inc. (e)	825,902
17,800	Yahoo! Inc. †	477,752

		12,763,786

Semiconductors & Semiconductor Equipment — 16.8%
60,400	ANADIGICS, Inc. †,(e)	1,092,032
37,000	Broadcom Corporation, Class A †,(e)	1,348,280
16,000	Cree, Inc. †,(e)	497,600
12,000	FormFactor, Inc. †,(e)	532,440
119,700	GSI Technology, Inc. †	314,811
84,000	Integrated Device Technology, Inc. †	1,300,320
74,000	Intel Corporation	1,913,640
267,000	Micron Technology, Inc. †,(e)	2,963,700
14,600	NVIDIA Corporation †	529,104
79,000	O2Micro International Limited, ADR †	1,222,130
70,000	Pericom Semiconductor Corporation †	820,400
180,000	RF Micro Devices, Inc. †,(e)	1,211,400
70,500	Silicon Motion Technology Corporation, ADR †,(e)	1,586,955
127,700	Taiwan Semiconductor Manufacturing Company Limited, ADR	1,292,324

2

25,000	Texas Instruments Incorporated	914,750
35,200	Trident Microsystems, Inc. †,(e)	559,328

		18,099,214

Software — 24.6%
55,333	Activision, Inc. †	1,194,639
77,980	Adobe Systems Incorporated †	3,404,607
33,000	Ansoft Corporation †	1,088,340
229,000	Captaris, Inc. †,(e)	1,211,410
27,000	Cognos Incorporated †,(e)	1,121,310
36,500	McAfee Inc. †	1,272,755
159,600	Microsoft Corporation	4,701,816
2,200	Nintendo Co. Ltd.	1,145,345
129,225	Oracle Corporation †	2,797,721
36,600	Quest Software, Inc. †,(e)	628,056
75,000	Red Hat, Inc. †,(e)	1,490,250
6,500	salesforce.com, inc. †	333,580
235,000	SourceForge, Inc. †,(e)	575,750
70,000	Sybase, Inc. †	1,619,100
70,500	Symantec Corporation †	1,366,290
53,000	THQ Inc. †,(e)	1,323,940
33,500	Ultimate Software Group, Inc. (The) †,(e)	1,169,150

		26,444,059

Total Information Technology		98,043,088

TOTAL COMMON STOCKS
(Cost $99,560,665)		104,950,661

LIMITED PARTNERSHIP — 1.8%
(Cost $2,191,092)
Information Technology — 1.8%
Multi-Industry — 1.8%
2,820,000	New Enterprise Associates 10, L.P. †,(f),(g),(h),(i)	1,968,095

INVESTMENT COMPANY SECURITY — 1.1%
(Cost $1,139,747)
1,139,747	Institutional Money Market Fund (j)	1,139,747

COLLATERAL FOR SECURITIES ON LOAN(d) — 21.2%
(Cost $22,844,828)
22,844,828	State Street Navigator Securities Trust - Prime Portfolio (k)	22,844,828

TOTAL INVESTMENTS
(Cost $125,736,332)(l)	121.6%	$130,903,331

†	Non-income producing security.

(a)	All percentages are based on net assets of the Fund as of September 30, 2007.

(b)	The Fund primarily invests in equity securities of technology-related companies. The value of stocks of these companies is particularly vulnerable to rapid changes in technological product

3

cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

(c)	Securities and other investments are generally valued using readily available market quotations, which may be obtained from various pricing sources approved by the Board of Trustees. Equity securities are generally valued at the last quoted sale price on the primary market or exchange on which such securities are traded or the official close price of such exchange. Lacking any sales, equity securities (other than depositary receipts) are valued at the mean of the bid and asked prices, and depositary receipts are valued based on the underlying security’s value and relevant exchange rate. The value of the securities of other open-end funds held by the Fund, if any, is calculated using the net asset value of such underlying funds. In the event that a price for a security is not available through the means described above, the security may be valued using broker-dealer quotations, last reported market quotations, or at fair value by a pricing committee in accordance with guidelines approved by the Board of Trustees. Securities that are primarily traded on foreign securities exchanges may also be subject to fair valuation by such pricing committee should a significant event occur subsequent to the close of the foreign securities exchanges. Fair valuations involve a review of relevant factors, including without limitation, company-specific information, industry information, comparable publicly-traded securities information, movements in U.S. equity markets following the close of foreign markets, and/or country-specific information. Investment securities denominated in foreign currencies are translated into U.S. dollars. Debt securities with remaining maturities of 60 days or less at the time of purchase are valued on an amortized cost basis, which approximates current market value, unless the Board of Trustees determines that such valuation does not constitute fair value at that time. For purposes of Portfolio of Investments presentation, security transactions are recorded on a trade date basis.

(d)	The Fund may loan portfolio securities in an amount up to one-third of the value of its total assets to certain approved borrowers. Each loan is secured by cash and non-cash collateral which is adjusted daily to have a market value at least equal to 100% of securities loaned at the close of business on the preceding business day. Cash collateral received by the Fund is invested in short-term instruments and is recorded on the Fund’s Portfolio of Investments. Non-cash collateral is held on behalf of the Fund by the lending agent and is not reflected on the Fund’s Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the borrower defaults or bankruptcy proceedings commence with respect to the borrower of the security, realization of the value of the securities loaned may be delayed or limited.

(e)	Security, or a portion thereof, is on loan.

(f)	Fair valued security as of September 30, 2007 (see note (c) above). At September 30, 2007, these securities represent $1,968,095, 1.8% of net assets.

(g)	Security subject to restrictions on resale under federal securities laws. These types of securities may only be resold upon registration under the Securities Act of 1933 or in transactions exempt from registration. The Fund does not have the right to demand that any of these securities be registered.

(h)	Security subject to restrictions on resale that is considered illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. At September 30, 2007, securities subject to restrictions on resale that have not been deemed to be liquid represent $1,968,095, 1.8% of net assets.

Security	Acquisition Date	Cost

New Enterprise Associates 10, L.P.	10/26/00	$205,465
	01/05/01	102,732
	07/27/01	51,366
	09/26/01	102,733

4

Security	Acquisition Date	Cost

	01/16/02	109,013
	04/23/02	109,013
	07/12/02	109,013
	11/12/02	109,013
	02/04/03	110,296
	07/16/03	111,875
	09/19/03	115,614
	12/10/03	115,995
	04/19/04	116,423
	08/16/04	117,908
	12/28/04	126,177
	07/11/05	69,794
	01/13/06	72,255
	03/10/06	72,255
	04/03/06	72,255
	11/02/06	72,621
	05/01/07	59,276
	09/10/07	60,000

(i)	The Fund invests in a private placement that may require additional funding. The issuer of the private placement may also permanently reduce the outstanding funding at any time. At September 30, 2007, the Fund had total commitments to contribute $180,000 to the private placement issuer when and if required.

(j)	The Fund’s investment advisor, Munder Capital Management, is also the investment advisor to the Institutional Money Market Fund, an affiliated fund.

(k)	At September 30, 2007, the market value of the securities on loan is $22,823,685.

(l)	At September 30, 2007, aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $14,446,939, aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $9,279,940 and net appreciation for financial reporting purposes was $5,166,999. At September 30, 2007, aggregate cost for financial reporting purposes was $125,736,332.

(m)	In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, that the adoption of SFAS 157 will have on the Fund’s financial statements and related disclosures.
ABBREVIATION:
ADR — American Depositary Receipt
At September 30, 2007, the country diversification (based on the country in which the company’s headquarters is located) of the Fund was as follows (assume United States unless otherwise indicated):

	% of
	Net Assets	Value

COMMON STOCKS:
United States	83.3%	$89,649,160
Canada	2.8	3,066,187
Taiwan	2.7	2,879,279

5

China	2.6	2,791,310
Sweden	1.6	1,751,200
Switzerland	1.3	1,359,300
Cayman Islands	1.1	1,222,130
Japan	1.1	1,145,345
Bermuda	1.0	1,086,750

TOTAL COMMON STOCKS	97.5	104,950,661
LIMITED PARTNERSHIP	1.8	1,968,095
INVESTMENT COMPANY SECURITY	1.1	1,139,747
COLLATERAL FOR SECURITIES ON LOAN	21.2	22,844,828

TOTAL INVESTMENTS	121.6%	$130,903,331

6

Item 2. Controls and Procedures.
(a) Within 90 days of the filing date of this Form N-Q, John S. Adams, the registrant’s President and Principal Executive Officer, and Peter K. Hoglund, the registrant’s Vice President and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Adams and Mr. Hoglund determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MUNDER SERIES TRUST
By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John S. Adams
John S. Adams
President and Principal Executive Officer

Date:	November 28, 2007

By:	/s/ Peter K Hoglund
Peter K. Hoglund
Vice President and Principal Financial Officer

Date:	November 28, 2007

Exhibit Index

Exhibit No.	Description

99.1	The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.